UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009
(Amounts in thousands) (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.4%
119	Precision Castparts Corp.	7,132

	Airlines — 0.5%
456	Delta Air Lines, Inc. (a)	2,568

	Auto Components — 0.7%
342	Gentex Corp.	3,407

	Biotechnology — 1.9%
116	Celgene Corp. (a)	5,148
92	Myriad Genetics, Inc. (a)	4,188

		9,336

	Capital Markets — 6.4%
57	Affiliated Managers Group, Inc. (a) (c)	2,360
216	Investment Technology Group, Inc. (a) (c)	5,518
152	Lazard Ltd., (Bermuda), Class A	4,466
121	Northern Trust Corp.	7,209
439	Och-Ziff Capital Management Group LLC, Class A	2,667
189	T. Rowe Price Group, Inc.	5,455
328	TD AMERITRADE Holding Corp. (a)	4,525

		32,200

	Chemicals — 4.5%
327	Ecolab, Inc.	11,365
130	Praxair, Inc.	8,768
293	Rockwood Holdings, Inc. (a)	2,327

		22,460

	Commercial Services & Supplies — 5.9%
753	Corrections Corp. of America (a)	9,646
166	Stericycle, Inc. (a) (c)	7,938
468	Waste Connections, Inc. (a)	12,016

		29,600

	Communications Equipment — 3.3%
307	CommScope, Inc. (a)	3,484
236	F5 Networks, Inc. (a)	4,953
168	Harris Corp.	4,866
227	Juniper Networks, Inc. (a) (c)	3,416

		16,719

	Computers & Peripherals — 1.1%
362	NetApp, Inc. (a)	5,374

	Construction & Engineering — 1.5%
140	Aecom Technology Corp. (a)	3,643
135	Shaw Group, Inc. (The) (a)	3,699

		7,342

	Containers & Packaging — 0.5%
74	Greif, Inc., Class A	2,457

	Diversified Consumer Services — 1.4%
143	DeVry, Inc.	6,871

	Diversified Financial Services — 1.6%
257	Interactive Brokers Group, Inc., Class A (a)	4,148
54	IntercontinentalExchange, Inc. (a)	4,051

		8,199

	Diversified Telecommunication Services — 1.6%
907	tw telecom, inc. (a) (c)	7,940

	Electrical Equipment — 1.5%
17	First Solar, Inc. (a) (c)	2,247
122	Roper Industries, Inc.	5,169

		7,416

	Electronic Equipment, Instruments & Components — 2.9%
263	Amphenol Corp., Class A	7,495
136	Dolby Laboratories, Inc., Class A (a) (c)	4,632
124	FLIR Systems, Inc. (a)	2,546

		14,673

	Energy Equipment & Services — 2.0%
212	Cameron International Corp. (a)	4,658
97	Helmerich & Payne, Inc. (c)	2,206
88	Oceaneering International, Inc. (a)	3,231

		10,095

	Health Care Equipment & Supplies — 2.4%
180	DENTSPLY International, Inc. (c)	4,842
297	Hologic, Inc. (a)	3,887
98	Zimmer Holdings, Inc. (a)	3,588

		12,317

	Health Care Providers & Services — 4.4%
149	DaVita, Inc. (a)	6,554
83	Express Scripts, Inc. (a)	3,809
185	Humana, Inc. (a)	4,824
308	VCA Antech, Inc. (a)	6,945

		22,132

	Health Care Technology — 1.1%
127	Cerner Corp. (a) (c)	5,575

	Hotels, Restaurants & Leisure — 3.7%
188	Darden Restaurants, Inc.	6,444
237	Penn National Gaming, Inc. (a)	5,733
247	Tim Hortons, Inc., (Canada)	6,277

		18,454

	Industrial Conglomerates — 1.0%
131	Carlisle Cos., Inc.	2,564
196	McDermott International, Inc. (a)	2,621

		5,185

	Insurance — 6.0%
223	ACE Ltd., (Switzerland)	9,001
126	AON Corp.	5,127
309	Fidelity National Financial, Inc., Class A	6,036
389	HCC Insurance Holdings, Inc. (c)	9,799

		29,963

	Internet & Catalog Retail — 1.1%
73	Amazon.com, Inc. (a)	5,346

	Internet Software & Services — 2.6%
388	Akamai Technologies, Inc. (a)	7,521
96	Equinix, Inc. (a) (c)	5,391

		12,912

	IT Services — 2.5%
40	MasterCard, Inc., Class A (c)	6,671
314	SAIC, Inc. (a)	5,864

		12,535

	Life Sciences Tools & Services — 2.8%
129	Covance, Inc. (a)	4,586
251	Illumina, Inc. (a)	9,358

		13,944

	Machinery — 3.0%
117	AGCO Corp. (a) (m)	2,285
100	Bucyrus International, Inc.	1,513
132	Cummins, Inc.	3,367
166	Pall Corp.	3,393
164	Wabtec Corp.	4,314

		14,872

	Media — 2.7%
296	Discovery Communications, Inc., Class A (a)	4,744
197	John Wiley & Sons, Inc., Class A	5,880
91	Morningstar, Inc. (a) (c)	3,122

		13,746

	Multiline Retail — 2.3%
192	Kohl’s Corp. (a)	8,138
192	Nordstrom, Inc. (c)	3,216

		11,354

	Oil, Gas & Consumable Fuels — 5.7%
78	Apache Corp.	5,005
246	Cabot Oil & Gas Corp.	5,805
510	Forest Oil Corp. (a) (c)	6,713
70	Noble Energy, Inc.	3,777
247	Southwestern Energy Co. (a)	7,319

		28,619

	Professional Services — 1.3%
128	FTI Consulting, Inc. (a)	6,329

	Road & Rail — 1.9%
278	Landstar System, Inc.	9,318

	Semiconductors & Semiconductor Equipment — 4.3%
460	Broadcom Corp., Class A (a)	9,193
182	KLA-Tencor Corp.	3,640
66	Lam Research Corp. (a)	1,494
356	Marvell Technology Group Ltd., (Bermuda) (a)	3,258
207	Xilinx, Inc.	3,974

		21,559

	Software — 4.9%
669	Amdocs Ltd., (United Kingdom) (a)	12,391
98	ANSYS, Inc. (a)	2,465
146	Electronic Arts, Inc. (a)	2,656
380	Nuance Communications, Inc. (a) (c)	4,130
94	Sybase, Inc. (a)	2,832

		24,474

	Specialty Retail — 4.9%
150	Advance Auto Parts, Inc.	6,178
385	American Eagle Outfitters, Inc.	4,706
123	Bed Bath & Beyond, Inc. (a) (c)	3,052
193	CarMax, Inc. (a) (c)	2,400
105	Sherwin-Williams Co. (The)	5,457
113	TJX Cos., Inc.	2,905

		24,698

	Wireless Telecommunication Services — 1.1%
160	Leap Wireless International, Inc. (a) (c)	5,579

	Total Long-Term Investments (Cost $594,514)	492,700

SHARES

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
13,989	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $13,989)	13,989

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 8.8%
	Certificate of Deposit — 0.9%
4,498	Calyon, New York, VAR, 0.385%, 03/15/10	4,421

	Corporate Notes — 4.0%
5,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	4,911
6,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	5,672
1,000	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	929
7,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	6,632
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,890

		20,034

SHARES

	Investment Company — 3.9%
19,788	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	19,788

	Total Investments of Cash Collateral for Securities on Loan (Cost $45,288)	44,243

	Total Investments — 110.0% (Cost $653,791)	550,932
	Liabilities in Excess of Other Assets — (10.0)%	(50,061)

	NET ASSETS — 100.0%	$500,871

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,121
Aggregate gross unrealized depreciation	(135,980)

Net unrealized appreciation/depreciation	($102,859)

Federal income tax cost of investments	$653,791

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 526,477	$ —
Level 2 - Other significant observable inputs	24,455	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 550,932	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.4%
	Common Stocks — 100.4%
	Aerospace & Defense — 2.3%
15	Alliant Techsystems, Inc. (a)	1,035
5	L-3 Communications Holdings, Inc.	346
26	Precision Castparts Corp.	1,568
40	Spirit Aerosystems Holdings, Inc., Class A (a)	403

		3,352

	Auto Components — 0.3%
34	WABCO Holdings, Inc.	412

	Beverages — 0.4%
11	Brown-Forman Corp., Class B	431
8	Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	189

		620

	Building Products — 0.1%
9	Owens Corning, Inc. (a)	79

	Capital Markets — 2.7%
10	Affiliated Managers Group, Inc. (a)	430
65	Charles Schwab Corp. (The)	1,014
66	Cohen & Steers, Inc. (c)	731
9	Northern Trust Corp.	538
44	T. Rowe Price Group, Inc. (c)	1,260

		3,973

	Chemicals — 3.7%
13	Air Products & Chemicals, Inc.	737
76	Albemarle Corp.	1,650
13	Intrepid Potash, Inc. (a) (c)	231
26	Lubrizol Corp.	898
24	PPG Industries, Inc.	889
26	Sigma-Aldrich Corp.	986

		5,391

	Commercial Banks — 6.4%
24	BancorpSouth, Inc.	509
30	City National Corp. (c)	1,023
52	Cullen/Frost Bankers, Inc.	2,431
62	M&T Bank Corp. (c)	2,813
177	Synovus Financial Corp.	576
76	TCF Financial Corp. (c)	894
45	United Community Banks, Inc.	188
78	Wilmington Trust Corp.	754
16	Zions Bancorp (c)	157

		9,345

	Commercial Services & Supplies — 0.8%
70	Republic Services, Inc.	1,206

	Computers & Peripherals — 0.3%
58	NCR Corp. (a)	462

	Construction Materials — 0.4%
14	Vulcan Materials Co. (c)	611

	Containers & Packaging — 1.0%
36	Ball Corp.	1,541

	Distributors — 1.0%
47	Genuine Parts Co.	1,406

	Diversified Consumer Services — 0.8%
65	H&R Block, Inc.	1,181

	Diversified Telecommunication Services — 1.0%
36	CenturyTel, Inc.	1,010
50	Windstream Corp.	402

		1,412

	Electric Utilities — 4.6%
91	American Electric Power Co., Inc.	2,310
50	Edison International	1,447
31	FirstEnergy Corp.	1,189
105	Westar Energy, Inc.	1,834

		6,780

	Electrical Equipment — 0.5%
30	Cooper Industries Ltd., Class A	778

	Electronic Equipment, Instruments &Components — 2.9%
59	Amphenol Corp., Class A	1,690
86	Arrow Electronics, Inc. (a)	1,643
87	Tyco Electronics Ltd., (Bermuda)	957

		4,290

	Energy Equipment & Services — 0.3%
23	Unit Corp. (a)	473

	Food & Staples Retailing — 3.9%
14	Costco Wholesale Corp.	625
78	Great Atlantic & Pacific Tea Co. (a)	415
163	Safeway, Inc.	3,297
17	SYSCO Corp.	376
36	Walgreen Co.	945

		5,658

	Food Products — 1.9%
31	Archer-Daniels-Midland Co.	858
42	JM Smucker Co. (The)	1,551
37	Smithfield Foods, Inc. (a) (c)	350

		2,759

	Gas Utilities — 3.3%
70	Energen Corp.	2,033
59	EQT Corp.	1,852
45	ONEOK, Inc.	1,016

		4,901

	Health Care Equipment & Supplies — 1.7%
38	Becton, Dickinson & Co.	2,562

	Health Care Providers & Services — 2.9%
45	Community Health Systems, Inc. (a)	684
53	Coventry Health Care, Inc. (a)	685
55	Lincare Holdings, Inc. (a)	1,205
72	VCA Antech, Inc. (a) (c)	1,624

		4,198

	Hotels, Restaurants & Leisure — 2.5%
47	Burger King Holdings, Inc.	1,074
125	Marriott International, Inc., Class A (c)	2,043
25	Vail Resorts, Inc. (a) (c)	513

		3,630

	Household Durables — 2.5%
44	Fortune Brands, Inc.	1,090
56	Jarden Corp. (a)	714
37	MDC Holdings, Inc. (c)	1,165
23	Mohawk Industries, Inc. (a) (c)	681

		3,650

	Household Products — 0.4%
13	Clorox Co.	646

	Industrial Conglomerates — 0.7%
50	Carlisle Cos., Inc.	978

	Insurance — 10.0%
86	Assurant, Inc.	1,879
58	Cincinnati Financial Corp.	1,315
25	Everest Re Group Ltd., (Bermuda)	1,795
107	Loews Corp.	2,362
220	Old Republic International Corp.	2,379
147	OneBeacon Insurance Group Ltd., Class A	1,419
57	Principal Financial Group, Inc. (c)	464
47	ProAssurance Corp. (a) (c)	2,177
28	Protective Life Corp.	149
34	W.R. Berkley Corp.	767

		14,706

	Internet & Catalog Retail — 1.5%
21	Amazon.com, Inc. (a)	1,520
70	Expedia, Inc. (a)	633

		2,153

	IT Services — 2.2%
55	Fidelity National Information Services, Inc.	1,009
28	Lender Processing Services, Inc.	846
86	Total System Services, Inc.	1,181
20	Western Union Co. (The)	248

		3,284

	Machinery — 1.8%
14	Dover Corp.	363
25	Harsco Corp.	557
28	Illinois Tool Works, Inc.	876
49	Kennametal, Inc.	789

		2,585

	Media — 2.7%
73	AH Belo Corp., Class A (c)	71
59	Cablevision Systems Corp., Class A	757
107	Clear Channel Outdoor Holdings, Inc., Class A (a)	393
12	Omnicom Group, Inc.	276
55	Scripps Networks Interactive, Inc., Class A	1,229
3	Washington Post Co. (The), Class B	1,168

		3,894

	Multiline Retail — 0.4%
37	Nordstrom, Inc. (c)	613

	Multi-Utilities — 5.6%
190	CMS Energy Corp. (c)	2,247
58	MDU Resources Group, Inc.	944
50	NSTAR	1,578
58	PG&E Corp. (c)	2,209
68	Xcel Energy, Inc.	1,273

		8,251

	Oil, Gas & Consumable Fuels — 5.7%
87	CVR Energy, Inc. (a)	479
42	Devon Energy Corp.	1,870
49	Kinder Morgan Management LLC (a)	2,017
19	Murphy Oil Corp.	846
26	Newfield Exploration Co. (a)	581
7	Penn Virginia Corp.	77
89	Teekay Corp., (Bahamas)	1,262
111	Williams Cos., Inc.	1,264

		8,396

	Personal Products — 0.8%
41	Mead Johnson Nutrition Co., Class A (a)	1,173

	Real Estate Investment Trusts (REITs) — 3.7%
65	Cousins Properties, Inc. (c)	419
64	Host Hotels & Resorts, Inc.	251
143	Kimco Realty Corp.	1,088
21	PS Business Parks, Inc.	759
8	Public Storage	469
39	Regency Centers Corp.	1,031
32	Ventas, Inc.	732
21	Vornado Realty Trust (c)	714

		5,463

	Real Estate Management & Development — 1.4%
61	Brookfield Asset Management, Inc., (Canada), Class A	846
115	Brookfield Properties Corp., (Canada)	660
22	Jones Lang LaSalle, Inc.	516

		2,022

	Software — 1.2%
14	Adobe Systems, Inc. (a)	293
73	Jack Henry & Associates, Inc.	1,183
16	MICROS Systems, Inc. (a)	306

		1,782

	Specialty Retail — 7.7%
22	Abercrombie & Fitch Co., Class A	512
97	AutoNation, Inc. (a) (c)	1,341
7	AutoZone, Inc. (a)	1,210
31	Bed Bath & Beyond, Inc. (a)	767
114	Gap, Inc. (The)	1,479
40	Lowe’s Cos., Inc.	723
27	Sherwin-Williams Co. (The)	1,397
56	Staples, Inc.	1,009
82	Tiffany & Co. (c)	1,775
40	TJX Cos., Inc.	1,018

		11,231

	Textiles, Apparel & Luxury Goods — 1.8%
16	Columbia Sportswear Co. (c)	482
11	Nike, Inc., Class B	520
22	Phillips-Van Heusen Corp.	506
20	V.F. Corp.	1,122

		2,630

	Thrifts & Mortgage Finance — 1.8%
50	Hudson City Bancorp, Inc.	584
118	People’s United Financial, Inc. (c)	2,119

		2,703

	Tobacco — 0.9%
20	Lorillard, Inc.	1,253

	Water Utilities — 0.6%
45	American Water Works Co., Inc. (c)	862

	Wireless Telecommunication Services — 1.3%
37	Telephone & Data Systems, Inc.	873
32	U.S. Cellular Corp. (a)	1,073

		1,946

	Total Long-Term Investments (Cost $203,602)	147,241

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,360	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (b) (l) (m) (Cost $1,360)	1,360

PRINCIPAL
AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 14.3%
	Certificate of Deposit — 1.7%
2,500	Calyon, New York, VAR, 0.385%, 03/15/10	2,456

	Corporate Notes — 9.1%
4,000	BBVA U.S. Senior S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	3,929
4,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	3,781
3,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	2,842
3,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	2,835

		13,387

SHARES

	Investment Company — 3.5%
5,148	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l)	5,148
	Total Investments of Cash Collateral for Securities on Loan (Cost $21,647)	20,991

	Total Investments — 115.6% (Cost $226,609)	169,592
	Liabilities in Excess of Other Assets — (15.6)%	(22,877)

	NET ASSETS — 100.0%	$146,715

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR —	American Depositary Receipt
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,177
Aggregate gross unrealized depreciation	(65,194)

Net unrealized appreciation/depreciation	$(57,017)

Federal income tax cost of investments	$226,609

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 153,749	$ —	$ —	$ —
Level 2 – Other significant observable inputs	15,843	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—
Total	$ 169,592	$ —	$ —	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.7%
	Common Stocks — 99.7%
	Aerospace & Defense — 3.0%
53	Honeywell International, Inc.	1,466
51	United Technologies Corp.	2,196

		3,662

	Beverages — 2.9%
43	Coca-Cola Co. (The)	1,894
31	PepsiCo, Inc.	1,611

		3,505

	Capital Markets — 4.2%
76	Bank of New York Mellon Corp. (The)	2,161
5	Goldman Sachs Group, Inc. (The)	562
44	T. Rowe Price Group, Inc. (c)	1,276
50	W.P. Carey & Co. LLC	1,116

		5,115

	Chemicals — 1.6%
18	Air Products & Chemicals, Inc.	1,007
26	PPG Industries, Inc.	955

		1,962

	Commercial Banks — 3.6%
14	BancorpSouth, Inc.	288
8	City National Corp. (c)	280
31	M&T Bank Corp. (c)	1,421
118	TCF Financial Corp. (c)	1,385
69	Wells Fargo & Co.	984

		4,358

	Computers & Peripherals — 0.9%
12	International Business Machines Corp.	1,124

	Construction Materials — 0.9%
47	Cemex S.A.B. de C.V., (Mexico), ADR (a) (c)	296
19	Vulcan Materials Co. (c)	846

		1,142

	Consumer Finance — 0.4%
31	American Express Co.	427

	Distributors — 1.2%
49	Genuine Parts Co.	1,457

	Diversified Telecommunication Services — 6.8%
145	AT&T, Inc. (m)	3,658
94	Consolidated Communications Holdings, Inc.	968
106	Verizon Communications, Inc.	3,210
62	Windstream Corp.	499

		8,335

	Electric Utilities — 3.7%
72	American Electric Power Co., Inc.	1,814
23	FirstEnergy Corp.	895
81	Northeast Utilities	1,749

		4,458

	Electrical Equipment — 1.4%
61	Emerson Electric Co.	1,738

	Food & Staples Retailing — 1.2%
27	SYSCO Corp.	615
16	Wal-Mart Stores, Inc.	839

		1,454

	Food Products — 3.7%
23	General Mills, Inc.	1,162
33	JM Smucker Co. (The)	1,218
24	Kellogg Co.	868
55	Kraft Foods, Inc., Class A	1,216

		4,464

	Gas Utilities — 1.0%
39	EQT Corp.	1,215

	Health Care Equipment & Supplies — 1.1%
20	Becton, Dickinson & Co.	1,345

	Hotels, Restaurants & Leisure — 1.1%
25	McDonald’s Corp.	1,359

	Household Durables — 0.4%
17	Black & Decker Corp.	540

	Household Products — 3.0%
31	Kimberly-Clark Corp.	1,443
48	Procter & Gamble Co.	2,248

		3,691

	Insurance — 5.8%
51	Chubb Corp. (The)	2,175
54	IPC Holdings Ltd., (Bermuda)	1,463
17	MetLife, Inc.	382
26	Old Republic International Corp.	283
72	OneBeacon Insurance Group Ltd., Class A	692
46	Travelers Cos., Inc. (The)	1,849
12	Willis Group Holdings Ltd., (United Kingdom)	271

		7,115

	Machinery — 0.7%
28	Illinois Tool Works, Inc.	873

	Marine — 1.0%
143	Seaspan Corp., (Hong Kong)	1,172

	Media — 1.6%
46	McGraw-Hill Cos., Inc. (The)	1,050
24	Omnicom Group, Inc.	557
29	Regal Entertainment Group, Class A	386

		1,993

	Multi-Utilities — 4.4%
103	CMS Energy Corp. (c)	1,222
48	PG&E Corp.	1,827
124	Xcel Energy, Inc.	2,302

		5,351

	Oil, Gas & Consumable Fuels — 16.1%
65	Chevron Corp.	4,347
66	ConocoPhillips	2,581
78	Energy Transfer Equity LP	1,654
111	Exxon Mobil Corp.	7,546
19	Marathon Oil Corp.	497
68	NuStar GP Holdings LLC	1,391
57	Teekay Corp., (Bahamas) (c)	804
73	Williams Cos., Inc. (The)	825

		19,645

	Personal Products — 1.0%
43	Mead Johnson Nutrition Co., Class A (a)	1,236

	Pharmaceuticals — 11.5%
24	Abbott Laboratories	1,126
69	Johnson & Johnson	3,645
101	Merck & Co., Inc.	2,705
52	Novartis AG, (Switzerland), ADR	1,952
202	Pfizer, Inc.	2,754
43	Wyeth	1,846

		14,028

	Real Estate Investment Trusts (REITs) — 2.5%
22	Agree Realty Corp.	342
53	Kimco Realty Corp. (c)	400
11	Plum Creek Timber Co., Inc.	308
15	Public Storage	818
45	Regency Centers Corp.	1,188

		3,056

	Semiconductors & Semiconductor Equipment — 0.8%
67	Intel Corp.	1,004

	Software — 1.0%
66	Microsoft Corp.	1,220

	Specialty Retail — 3.1%
46	Gap, Inc. (The)	600
25	Home Depot, Inc.	592
21	Sherwin-Williams Co. (The) (c)	1,081
42	Tiffany & Co.	901
25	TJX Cos., Inc.	641

		3,815

	Textiles, Apparel & Luxury Goods — 2.3%
11	Nike, Inc., Class B	525
39	V.F. Corp.	2,244

		2,769

	Thrifts & Mortgage Finance — 1.4%
93	People’s United Financial, Inc.	1,671

	Tobacco — 3.5%
43	Lorillard, Inc.	2,661
45	Philip Morris International, Inc.	1,587

		4,248

	Water Utilities — 0.5%
32	American Water Works Co., Inc.	612

	Wireless Telecommunication Services — 0.4%
23	Crown Castle International Corp. (a)	463

	Total Long-Term Investments (Cost $118,494)	121,622

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
598	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (Cost $598) (b) (l) (m)	598

	Investments of Cash Collateral for Securities on Loan — 6.8%
	Investment Company — 6.8%
8,285	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l) (Cost $8,285)	8,285

	Total Investments — 107.0% (Cost $127,377)	130,505
	Liabilities in Excess of Other Assets — (7.0)%	(8,482)

	NET ASSETS — 100.0%	$122,023

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,428
Aggregate gross unrealized depreciation	(19,300)

Net unrealized appreciation/depreciation	$3,128

Federal income tax cost of investments	$127,377

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 128,257	$ —
Level 2 – Other significant observable inputs	2,248	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 130,505	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 2.7%
134	Boeing Co.	4,755
71	General Dynamics Corp.	2,955
23	Goodrich Corp.	863
135	Honeywell International, Inc.	3,769
33	ITT Corp.	1,287
22	L-3 Communications Holdings, Inc.	1,480
61	Lockheed Martin Corp.	4,218
60	Northrop Grumman Corp.	2,628
26	Precision Castparts Corp.	1,542
74	Raytheon Co.	2,867
29	Rockwell Collins, Inc.	950
173	United Technologies Corp.	7,453

		34,767

	Air Freight & Logistics — 1.1%
31	C.H. Robinson Worldwide, Inc.	1,429
39	Expeditors International of Washington, Inc.	1,104
57	FedEx Corp.	2,549
183	United Parcel Service, Inc., Class B (c)	9,017

		14,099

	Airlines — 0.1%
136	Southwest Airlines Co.	862

	Auto Components — 0.1%
44	Goodyear Tire & Rubber Co. (The) (a)	278
109	Johnson Controls, Inc.	1,312

		1,590

	Automobiles — 0.2%
441	Ford Motor Co. (a) (c)	1,160
112	General Motors Corp. (c)	218
43	Harley-Davidson, Inc. (c)	575

		1,953

	Beverages — 2.7%
18	Brown-Forman Corp., Class B	701
366	Coca-Cola Co. (The)	16,101
58	Coca-Cola Enterprises, Inc.	770
36	Constellation Brands, Inc., Class A (a)	426
47	Dr. Pepper Snapple Group, Inc. (a)	790
28	Molson Coors Brewing Co., Class B	945
25	Pepsi Bottling Group, Inc.	552
286	PepsiCo, Inc.	14,744

		35,029

	Biotechnology — 2.1%
190	Amgen, Inc. (a)	9,423
55	Biogen Idec, Inc. (a)	2,868
85	Celgene Corp. (a)	3,754
13	Cephalon, Inc. (a) (c)	862
50	Genzyme Corp. (a)	2,966
168	Gilead Sciences, Inc. (a)	7,765

		27,638

	Building Products — 0.0% (g)
66	Masco Corp.	462

	Capital Markets — 2.6%
40	Ameriprise Financial, Inc.	825
211	Bank of New York Mellon Corp. (The)	5,974
173	Charles Schwab Corp. (The)	2,674
105	E*Trade Financial Corp. (a) (c)	135
16	Federated Investors, Inc., Class B	364
28	Franklin Resources, Inc.	1,501
85	Goldman Sachs Group, Inc. (The)	9,010
70	Invesco Ltd.	965
29	Janus Capital Group, Inc.	193
26	Legg Mason, Inc. (c)	418
198	Morgan Stanley	4,503
41	Northern Trust Corp.	2,460
79	State Street Corp.	2,447
47	T. Rowe Price Group, Inc. (c)	1,360

		32,829

	Chemicals — 2.0%
39	Air Products & Chemicals, Inc.	2,170
9	CF Industries Holdings, Inc.	633
170	Dow Chemical Co. (The)	1,434
166	E.l. du Pont de Nemours & Co.	3,709
13	Eastman Chemical Co.	358
31	Ecolab, Inc.	1,072
14	International Flavors & Fragrances, Inc.	441
101	Monsanto Co.	8,380
30	PPG Industries, Inc.	1,115
57	Praxair, Inc.	3,803
23	Rohm & Haas Co.	1,813
22	Sigma-Aldrich Corp. (c)	849

		25,777

	Commercial Banks — 1.9%
103	BB&T Corp. (c)	1,742
28	Comerica, Inc.	509
106	Fifth Third Bancorp (c)	310
39	First Horizon National Corp.	417
67	Huntington Bancshares, Inc. (c)	112
91	KeyCorp	716
14	M&T Bank Corp. (c)	647
49	Marshall & Ilsley Corp. (c)	275
79	PNC Financial Services Group, Inc.	2,307
128	Regions Financial Corp.	545
66	SunTrust Banks, Inc.	771
323	U.S. Bancorp	4,719
780	Wells Fargo & Co.	11,106
21	Zions Bancorp (c)	209

		24,385

	Commercial Services & Supplies — 0.5%
21	Avery Dennison Corp.	463
24	Cintas Corp.	598
33	Iron Mountain, Inc. (a) (c)	733
38	Pitney Bowes, Inc.	887
38	R.R. Donnelley & Sons Co.	277
59	Republic Services, Inc.	1,016
16	Stericycle, Inc. (a)	749
90	Waste Management, Inc.	2,315

		7,038

	Communications Equipment — 3.0%
17	Ciena Corp. (a) (c)	130
1,074	Cisco Systems, Inc. (a)	18,014
286	Corning, Inc.	3,798
25	Harris Corp.	712
40	JDS Uniphase Corp. (a)	129
96	Juniper Networks, Inc. (a) (c)	1,447
419	Motorola, Inc.	1,772
304	QUALCOMM, Inc.	11,811
73	Tellabs, Inc. (a)	333

		38,146

	Computers & Peripherals — 5.1%
164	Apple, Inc. (a)	17,228
318	Dell, Inc. (a)	3,019
370	EMC Corp. (a) (c)	4,221
441	Hewlett-Packard Co. (c)	14,140
247	International Business Machines Corp. (c)	23,924
14	Lexmark International, Inc., Class A (a)	241
61	NetApp, Inc. (a) (c)	903
22	QLogic Corp. (a) (c)	248
42	SanDisk Corp. (a)	527
137	Sun Microsystems, Inc. (a)	1,003
32	Teradata Corp. (a)	517

		65,971

	Construction & Engineering — 0.2%
33	Fluor Corp.	1,154
23	Jacobs Engineering Group, Inc. (a) (c)	876

		2,030

	Construction Materials — 0.1%
20	Vulcan Materials Co. (c)	900

	Consumer Finance — 0.4%
216	American Express Co. (c)	2,937
72	Capital One Financial Corp. (c)	883
89	Discover Financial Services (c)	559
86	SLM Corp. (a) (c)	426

		4,805

	Containers & Packaging — 0.2%
17	Ball Corp.	749
18	Bemis Co., Inc.	386
31	Owens-Illinois, Inc. (a)	444
24	Pactiv Corp. (a)	353
29	Sealed Air Corp. (c)	401

		2,333

	Distributors — 0.1%
29	Genuine Parts Co.	876

	Diversified Consumer Services — 0.2%
20	Apollo Group, Inc., Class A (a)	1,541
63	H&R Block, Inc.	1,137

		2,678

	Diversified Financial Services — 2.8%
1,178	Bank of America Corp.	8,034
72	CIT Group, Inc. (c)	204
1,008	Citigroup, Inc. (c)	2,550
12	CME Group, Inc.	3,008
13	IntercontinentalExchange, Inc. (a)	996
692	JPMorgan Chase & Co. (q)	18,382
33	Leucadia National Corp. (a) (c)	497
35	Moody’s Corp.	804
25	NASDAQ OMX Group, Inc. (The) (a) (c)	495
48	NYSE Euronext	853

		35,823

	Diversified Telecommunication Services — 3.6%
1,085	AT&T, Inc.	27,331
18	CenturyTel, Inc. (c)	519
26	Embarq Corp.	993
57	Frontier Communications Corp.	411
270	Qwest Communications International, Inc. (c)	925
523	Verizon Communications, Inc.	15,788
81	Windstream Corp.	654

		46,621

	Electric Utilities — 2.4%
31	Allegheny Energy, Inc. (c)	722
75	American Electric Power Co., Inc.	1,888
236	Duke Energy Corp.	3,376
60	Edison International	1,727
35	Entergy Corp.	2,374
121	Exelon Corp.	5,499
56	FirstEnergy Corp.	2,166
75	FPL Group, Inc.	3,818
32	Northeast Utilities	684
40	Pepco Holdings, Inc.	503
19	Pinnacle West Capital Corp.	494
69	PPL Corp. (c)	1,983
51	Progress Energy, Inc.	1,839
143	Southern Co.	4,382

		31,455

	Electrical Equipment — 0.4%
31	Cooper Industries Ltd., Class A	795
139	Emerson Electric Co.	3,971
26	Rockwell Automation, Inc.	570

		5,336

	Electronic Equipment, Instruments & Components — 0.3%
65	Agilent Technologies, Inc. (a)	996
32	Amphenol Corp., Class A	897
28	FLIR Systems, Inc. (a) (c)	568
39	Jabil Circuit, Inc.	219
26	Molex, Inc. (c)	350
84	Tyco Electronics Ltd., (Bermuda)	931

		3,961

	Energy Equipment & Services — 1.5%
57	Baker Hughes, Inc.	1,623
54	BJ Services Co. (c)	535
40	Cameron International Corp. (a)	875
13	Diamond Offshore Drilling, Inc. (c)	804
26	ENSCO International, Inc.	689
165	Halliburton Co.	2,554
52	Nabors Industries Ltd., (Bermuda) (a)	520
77	National Oilwell Varco, Inc. (a)	2,205
21	Rowan Cos., Inc.	249
220	Schlumberger Ltd.	8,941
40	Smith International, Inc.	867

		19,862

	Food & Staples Retailing — 3.5%
80	Costco Wholesale Corp.	3,693
268	CVS/Caremark Corp.	7,364
120	Kroger Co. (The)	2,548
79	Safeway, Inc.	1,594
39	SUPERVALU, Inc. (c)	556
108	SYSCO Corp.	2,472
182	Walgreen Co.	4,714
411	Wal-Mart Stores, Inc.	21,438
26	Whole Foods Market, Inc. (c)	434

		44,813

	Food Products — 1.8%
118	Archer-Daniels-Midland Co.	3,282
38	Campbell Soup Co.	1,031
82	ConAgra Foods, Inc.	1,388
28	Dean Foods Co. (a)	514
60	General Mills, Inc.	3,010
58	H.J. Heinz Co.	1,914
30	Hershey Co. (The)	1,060
13	Hormel Foods Corp.	408
22	JM Smucker Co. (The)	812
46	Kellogg Co.	1,699
270	Kraft Foods, Inc., Class A	6,028
24	McCormick & Co., Inc. (Non-Voting)	708
128	Sara Lee Corp.	1,034
56	Tyson Foods, Inc., Class A	522

		23,410

	Gas Utilities — 0.2%
24	EQT Corp.	755
8	Nicor, Inc.	276
32	Questar Corp.	940

		1,971

	Health Care Equipment & Supplies — 2.3%
113	Baxter International, Inc.	5,786
44	Becton, Dickinson & Co.	2,966
276	Boston Scientific Corp. (a)	2,198
18	C.R. Bard, Inc.	1,459
93	Covidien Ltd., (Bermuda)	3,082
27	DENTSPLY International, Inc. (c)	734
29	Hospira, Inc. (a)	907
7	Intuitive Surgical, Inc. (a) (c)	688
206	Medtronic, Inc. (c)	6,065
64	St. Jude Medical, Inc. (a)	2,314
44	Stryker Corp. (c)	1,490
23	Varian Medical Systems, Inc. (a)	697
41	Zimmer Holdings, Inc. (a)	1,497

		29,883

	Health Care Providers & Services — 2.1%
83	Aetna, Inc.	2,031
28	AmerisourceBergen Corp.	915
66	Cardinal Health, Inc.	2,088
50	CIGNA Corp.	877
27	Coventry Health Care, Inc. (a)	353
19	DaVita, Inc. (a)	840
46	Express Scripts, Inc. (a)	2,105
31	Humana, Inc. (a)	810
20	Laboratory Corp. of America Holdings (a)	1,166
50	McKesson Corp.	1,766
90	Medco Health Solutions, Inc. (a)	3,736
17	Patterson Cos., Inc. (a) (c)	318
28	Quest Diagnostics, Inc.	1,349
76	Tenet Healthcare Corp. (a)	88
224	UnitedHealth Group, Inc.	4,682
92	WellPoint, Inc. (a)	3,483

		26,607

	Health Care Technology — 0.0% (g)
33	IMS Health, Inc.	417

	Hotels, Restaurants & Leisure — 1.5%
81	Carnival Corp.	1,740
25	Darden Restaurants, Inc.	864
54	International Game Technology	501
54	Marriott International, Inc., Class A (c)	885
205	McDonald’s Corp.	11,184
135	Starbucks Corp. (a)	1,502
34	Starwood Hotels & Resorts Worldwide, Inc.	426
33	Wyndham Worldwide Corp.	137
12	Wynn Resorts Ltd. (a) (c)	246
85	Yum! Brands, Inc.	2,326

		19,811

	Household Durables — 0.3%
11	Black & Decker Corp.	349
23	Centex Corp.	172
51	D.R. Horton, Inc.	492
28	Fortune Brands, Inc.	678
11	Harman International Industries, Inc.	146
14	KB Home	183
29	Leggett & Platt, Inc.	375
26	Lennar Corp., Class A (c)	195
51	Newell Rubbermaid, Inc.	325
39	Pulte Homes, Inc. (c)	432
11	Snap-On, Inc.	265
15	Stanley Works (The)	423
14	Whirlpool Corp. (c)	401

		4,436

	Household Products — 2.8%
26	Clorox Co.	1,317
92	Colgate-Palmolive Co.	5,441
76	Kimberly-Clark Corp.	3,512
539	Procter & Gamble Co.	25,399

		35,669

	Independent Power Producers & Energy Traders — 0.1%
123	AES Corp. (The) (a)	712
37	Constellation Energy Group, Inc.	757
93	Dynegy, Inc., Class A (a)	132

		1,601

	Industrial Conglomerates — 2.0%
128	3M Co. (c)	6,348
1,943	General Electric Co. (k)	19,649
45	Textron, Inc. (c)	257

		26,254

	Insurance — 2.1%
86	Aflac, Inc.	1,666
99	Allstate Corp. (The)	1,889
495	American International Group, Inc. (c)	495
50	AON Corp.	2,055
22	Assurant, Inc.	472
65	Chubb Corp. (The)	2,744
30	Cincinnati Financial Corp.	684
80	Genworth Financial, Inc., Class A	152
60	Hartford Financial Services Group, Inc. (c)	470
47	Lincoln National Corp. (c)	315
66	Loews Corp.	1,469
95	Marsh & McLennan Cos., Inc.	1,919
31	MBIA, Inc. (a) (c)	144
151	MetLife, Inc.	3,428
48	Principal Financial Group, Inc. (c)	391
125	Progressive Corp. (The) (a)	1,674
78	Prudential Financial, Inc.	1,484
16	Torchmark Corp. (c)	408
108	Travelers Cos., Inc. (The)	4,374
61	Unum Group (c)	762
63	XL Capital Ltd., (Bermuda), Class A (c)	344

		27,339

	Internet & Catalog Retail — 0.4%
59	Amazon.com, Inc. (a)	4,344
39	Expedia, Inc. (a)	351

		4,695

	Internet Software & Services — 1.7%
31	Akamai Technologies, Inc. (a) (c)	609
198	eBay, Inc. (a)	2,491
44	Google, Inc., Class A (a)	15,349
35	VeriSign, Inc. (a) (c)	668
257	Yahoo!, Inc. (a)	3,287

		22,404

	IT Services — 1.1%
18	Affiliated Computer Services, Inc., Class A (a)	860
93	Automatic Data Processing, Inc.	3,267
54	Cognizant Technology Solutions Corp., Class A (a)	1,116
28	Computer Sciences Corp. (a) (c)	1,027
22	Convergys Corp. (a)	182
35	Fidelity National Information Services, Inc.	640
29	Fiserv, Inc. (a)	1,047
13	MasterCard, Inc., Class A (c)	2,233
59	Paychex, Inc.	1,517
36	Total System Services, Inc.	501
131	Western Union Co. (The)	1,642

		14,032

	Leisure Equipment & Products — 0.1%
49	Eastman Kodak Co.	187
23	Hasbro, Inc. (c)	572
66	Mattel, Inc.	761

		1,520

	Life Sciences Tools & Services — 0.4%
32	Life Technologies Corp. (a)	1,039
10	Millipore Corp. (a)	585
21	PerkinElmer, Inc.	273
77	Thermo Fisher Scientific, Inc. (a)	2,745
18	Waters Corp. (a)	660

		5,302

	Machinery — 1.4%
111	Caterpillar, Inc. (c)	3,095
37	Cummins, Inc.	943
47	Danaher Corp.	2,544
78	Deere & Co.	2,557
34	Dover Corp.	903
30	Eaton Corp.	1,121
10	Flowserve Corp.	577
71	Illinois Tool Works, Inc. (c)	2,182
59	Ingersoll-Rand Co., Ltd., (Bermuda), Class A	810
24	Manitowoc Co., Inc. (The)	78
67	PACCAR, Inc. (c)	1,720
22	Pall Corp.	444
30	Parker Hannifin Corp. (c)	1,005

		17,979

	Media — 2.4%
125	CBS Corp., Class B	480
530	Comcast Corp., Class A	7,231
97	DIRECTV Group, Inc. (The) (a) (c)	2,219
42	Gannett Co., Inc. (c)	93
88	Interpublic Group of Cos., Inc. (The) (a)	361
58	McGraw-Hill Cos., Inc. (The) (c)	1,323
7	Meredith Corp.	110
21	New York Times Co. (The), Class A (c)	97
423	News Corp., Class A	2,802
57	Omnicom Group, Inc.	1,339
17	Scripps Networks Interactive, Inc., Class A (c)	374
65	Time Warner Cable, Inc.	1,606
220	Time Warner, Inc.	4,248
112	Viacom, Inc., Class B (a)	1,939
342	Walt Disney Co. (The)	6,204

1	Washington Post Co. (The), Class B (c)	395

		30,821

	Metals & Mining — 0.9%
20	AK Steel Holding Corp.	145
175	Alcoa, Inc. (c)	1,284
18	Allegheny Technologies, Inc. (c)	393
76	Freeport-McMoRan Copper & Gold, Inc.	2,887
90	Newmont Mining Corp.	4,030
58	Nucor Corp.	2,206
16	Titanium Metals Corp. (c)	86
21	United States Steel Corp. (c)	452

		11,483

	Multiline Retail — 0.8%
15	Big Lots, Inc. (a) (c)	314
26	Family Dollar Stores, Inc.	859
41	J.C. Penney Co., Inc.	821
56	Kohl’s Corp. (a) (c)	2,373
77	Macy’s, Inc.	689
29	Nordstrom, Inc. (c)	491
10	Sears Holdings Corp. (a) (c)	462
139	Target Corp.	4,764

		10,773

	Multi-Utilities — 1.6%
39	Ameren Corp.	907
64	CenterPoint Energy, Inc.	667
42	CMS Energy Corp. (c)	494
50	Consolidated Edison, Inc.	1,996
107	Dominion Resources, Inc.	3,328
30	DTE Energy Co.	832
14	Integrys Energy Group, Inc.	366
50	NiSource, Inc.	495
67	PG&E Corp.	2,573
93	Public Service Enterprise Group, Inc.	2,744
22	SCANA Corp.	689
45	Sempra Energy	2,071
39	TECO Energy, Inc.	437
22	Wisconsin Energy Corp.	886
84	Xcel Energy, Inc.	1,557

		20,042

	Office Electronics — 0.1%
159	Xerox Corp.	724

	Oil, Gas & Consumable Fuels — 11.3%
85	Anadarko Petroleum Corp.	3,291
62	Apache Corp.	3,948
19	Cabot Oil & Gas Corp.	449
103	Chesapeake Energy Corp.	1,765
369	Chevron Corp.	24,805
272	ConocoPhillips	10,668
33	Consol Energy, Inc.	839
82	Devon Energy Corp.	3,650
129	El Paso Corp.	804
46	EOG Resources, Inc.	2,516
909	Exxon Mobil Corp.	61,932
52	Hess Corp.	2,830
130	Marathon Oil Corp.	3,423
16	Massey Energy Co.	159
35	Murphy Oil Corp.	1,571
32	Noble Energy, Inc.	1,715
149	Occidental Petroleum Corp.	8,299
49	Peabody Energy Corp.	1,232
21	Pioneer Natural Resources Co. (c)	350
29	Range Resources Corp.	1,183
63	Southwestern Energy Co. (a)	1,878
118	Spectra Energy Corp.	1,674
22	Sunoco, Inc.	570
25	Tesoro Corp.	343
95	Valero Energy Corp.	1,701
107	Williams Cos., Inc. (The)	1,213
107	XTO Energy, Inc.	3,267

		146,075

	Paper & Forest Products — 0.2%
79	International Paper Co.	554
31	MeadWestvaco Corp.	377
39	Weyerhaeuser Co.	1,072

		2,003

	Personal Products — 0.2%
78	Avon Products, Inc.	1,509
21	Estee Lauder Cos., Inc. (The), Class A	526

		2,035

	Pharmaceuticals — 8.2%
284	Abbott Laboratories	13,566
57	Allergan, Inc.	2,703
364	Bristol-Myers Squibb Co.	7,985
186	Eli Lilly & Co. (c)	6,217
56	Forest Laboratories, Inc. (a)	1,219
509	Johnson & Johnson	26,774
45	King Pharmaceuticals, Inc. (a)	321
388	Merck & Co., Inc.	10,376
56	Mylan, Inc. (a) (c)	752
1,241	Pfizer, Inc.	16,907
299	Schering-Plough Corp.	7,049
19	Watson Pharmaceuticals, Inc. (a) (c)	599
245	Wyeth	10,546

		105,014

	Professional Services — 0.2%
10	Dun & Bradstreet Corp.	756
23	Equifax, Inc.	569
24	Monster Worldwide, Inc. (a)	192
28	Robert Half International, Inc. (c)	497

		2,014

	Real Estate Investment Trusts (REITs) — 0.8%
22	Apartment Investment & Management Co., Class A (c)	118
15	AvalonBay Communities, Inc. (c)	691
22	Boston Properties, Inc. (c)	782
50	Equity Residential	921
47	HCP, Inc. (c)	834
20	Health Care REIT, Inc. (c)	623
97	Host Hotels & Resorts, Inc.	379
43	Kimco Realty Corp. (c)	327
30	Plum Creek Timber Co., Inc. (c)	882
49	ProLogis (c)	320
23	Public Storage	1,275
46	Simon Property Group, Inc.	1,606
26	Ventas, Inc.	597
26	Vornado Realty Trust (c)	873

		10,228

	Real Estate Management & Development — 0.0% (g)
41	CB Richard Ellis Group, Inc., Class A (a) (c)	167

	Road & Rail — 0.9%
51	Burlington Northern Santa Fe Corp.	3,081
73	CSX Corp.	1,899
67	Norfolk Southern Corp.	2,276
10	Ryder System, Inc.	290
93	Union Pacific Corp.	3,807

		11,353

	Semiconductors & Semiconductor Equipment — 2.5%
103	Advanced Micro Devices, Inc. (a) (c)	314
54	Altera Corp.	947
54	Analog Devices, Inc.	1,033
245	Applied Materials, Inc.	2,630
78	Broadcom Corp., Class A (a) (c)	1,564
1,024	Intel Corp.	15,405
31	KLA-Tencor Corp.	625
41	Linear Technology Corp.	938
119	LSI Corp. (a)	363
41	MEMC Electronic Materials, Inc. (a)	678
34	Microchip Technology, Inc. (c)	710
141	Micron Technology, Inc. (a)	571
36	National Semiconductor Corp.	368
18	Novellus Systems, Inc. (a)	297
99	NVIDIA Corp. (a)	975
32	Teradyne, Inc. (a)	139
235	Texas Instruments, Inc.	3,879
50	Xilinx, Inc.	967

		32,403

	Software — 4.0%
96	Adobe Systems, Inc. (a)	2,063
42	Autodesk, Inc. (a)	700
34	BMC Software, Inc. (a)	1,121
73	CA, Inc.	1,278
33	Citrix Systems, Inc. (a)	750
45	Compuware Corp. (a)	299
59	Electronic Arts, Inc. (a)	1,077
59	Intuit, Inc. (a)	1,596
28	McAfee, Inc. (a) (c)	950
1,407	Microsoft Corp.	25,849
63	Novell, Inc. (a)	270
706	Oracle Corp. (a)	12,754
19	Salesforce.com, Inc. (a) (c)	637
151	Symantec Corp. (a)	2,257

		51,601

	Specialty Retail — 2.1%
16	Abercrombie & Fitch Co., Class A (c)	381
20	AutoNation, Inc. (a) (c)	276
7	AutoZone, Inc. (a) (c)	1,135
48	Bed Bath & Beyond, Inc. (a) (c)	1,183
62	Best Buy Co., Inc. (c)	2,368
30	GameStop Corp., Class A (a)	844
86	Gap, Inc. (The)	1,115
312	Home Depot, Inc.	7,351
50	Limited Brands, Inc.	433
270	Lowe’s Cos., Inc.	4,923
50	Office Depot, Inc. (a)	66
25	O’Reilly Automotive, Inc. (a) (c)	870
23	RadioShack Corp. (c)	197
18	Sherwin-Williams Co. (The)	942
131	Staples, Inc. (c)	2,378
23	Tiffany & Co. (c)	488
77	TJX Cos., Inc.	1,965

		26,915

	Textiles, Apparel & Luxury Goods — 0.4%
59	Coach, Inc. (a)	987
71	Nike, Inc., Class B	3,342
10	Polo Ralph Lauren Corp.	439
16	V.F. Corp.	926

		5,694

	Thrifts & Mortgage Finance — 0.2%
96	Hudson City Bancorp, Inc.	1,124
64	People’s United Financial, Inc.	1,151

		2,275

	Tobacco — 1.7%
380	Altria Group, Inc.	6,091
31	Lorillard, Inc.	1,910
369	Philip Morris International, Inc.	13,122
31	Reynolds American, Inc.	1,115

		22,238

	Trading Companies & Distributors — 0.1%
24	Fastenal Co. (c)	765
12	W.W. Grainger, Inc. (c)	822

		1,587

	Wireless Telecommunication Services — 0.3%
73	American Tower Corp., Class A (a)	2,224
527	Sprint Nextel Corp. (a)	1,882

		4,106

	Total Long-Term Investments (Cost $1,167,738)	1,274,920

	Short-Term Investment — 0.9%

	Investment Company — 0.9%
11,986	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $11,986)	11,986

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 7.2%

	Certificate of Deposit — 0.2%
2,500	Calyon, New York, VAR, 0.385%, 03/15/10	2,457

	Corporate Notes — 0.5%
5,500	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	5,402
1,700	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	1,611

		7,013

SHARES

	Investment Company — 6.5%
82,956	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	82,956

	Total Investments of Cash Collateral for Securities on Loan (Cost $92,655)	92,426

	Total Investments — 107.1% (Cost $1,272,379)	1,379,332

	Liabilities in Excess of Other Assets — (7.1)%	(91,072)

	NET ASSETS — 100.0%	$1,288,260

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
57	S&P 500 Index	06/30/09	$11,326	$922

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,223
Aggregate gross unrealized depreciation	(277,270)

Net unrealized appreciation/depreciation	$106,953

Federal income tax cost of investments	$1,272,379

During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 1,369,862	$ 922	$ —
Level 2 – Other significant observable inputs	9,470	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 1,379,332	$ 922	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.2%
	Aerospace & Defense — 2.6%
74	Goodrich Corp.	2,796
58	L-3 Communications Holdings, Inc.	3,919
31	Northrop Grumman Corp.	1,335

		8,050

	Airlines — 1.4%
144	AMR Corp. (a) (c) (m)	458
105	Copa Holdings S.A., (Panama), Class A	3,008
151	Delta Air Lines, Inc. (a)	852

		4,318

	Auto Components — 0.3%
57	Autoliv, Inc., (Sweden) (c)	1,053

	Beverages — 1.7%
111	Constellation Brands, Inc., Class A (a)	1,320
119	Pepsi Bottling Group, Inc.	2,643
80	PepsiAmericas, Inc.	1,377

		5,340

	Biotechnology — 0.6%
41	BioMarin Pharmaceutical, Inc. (a) (c)	506
44	Vertex Pharmaceuticals, Inc. (a)	1,259

		1,765

	Building Products — 0.5%
58	Lennox International, Inc. (c)	1,527

	Capital Markets — 2.5%
47	Federated Investors, Inc., Class B	1,040
74	GLG Partners, Inc.	209
56	Northern Trust Corp.	3,359
59	Raymond James Financial, Inc. (c)	1,158
156	TD AMERITRADE Holding Corp. (a)	2,159

		7,925

	Chemicals — 3.4%
56	Airgas, Inc. (m)	1,900
71	Celanese Corp., Class A	952
10	CF Industries Holdings, Inc.	676
41	Eastman Chemical Co.	1,105
54	FMC Corp.	2,332
19	Rohm & Haas Co.	1,521
39	Scotts Miracle-Gro Co. (The), Class A (c)	1,350
29	Terra Industries, Inc.	816

		10,652

	Commercial Banks — 2.0%
39	Bank of Hawaii Corp.	1,280
39	BOK Financial Corp. (c)	1,354
125	CapitalSource, Inc.	153
265	TCF Financial Corp. (c)	3,121
25	Valley National Bancorp	303

		6,211

	Commercial Services & Supplies — 0.8%
140	R.R. Donnelley & Sons Co. (c)	1,029
78	Republic Services, Inc.	1,341

		2,370

	Communications Equipment — 1.0%
103	Brocade Communications Systems, Inc. (a)	356
53	CommScope, Inc. (a)	604
75	Harris Corp.	2,184

		3,144

	Computers & Peripherals — 1.7%
57	Lexmark International, Inc., Class A (a)	960
122	NCR Corp. (a)	967
107	QLogic Corp. (a)	1,188
123	Western Digital Corp. (a)	2,377

		5,492

	Construction & Engineering — 1.5%
40	Shaw Group, Inc. (The) (a)	1,105
93	URS Corp. (a)	3,746

		4,851

	Containers & Packaging — 1.2%
150	Crown Holdings, Inc. (a)	3,400
18	Sonoco Products Co.	382

		3,782

	Distributors — 0.1%
15	Genuine Parts Co.	445

	Diversified Consumer Services — 3.1%
52	Apollo Group, Inc., Class A (a)	4,081
58	DeVry, Inc.	2,785
152	H&R Block, Inc.	2,768

		9,634

	Diversified Financial Services — 0.6%
93	NASDAQ OMX Group, Inc. (The) (a) (c)	1,830

	Diversified Telecommunication Services — 1.9%
94	CenturyTel, Inc. (c)	2,636
51	Embarq Corp.	1,921
173	Windstream Corp.	1,393

		5,950

	Electric Utilities — 2.5%
163	DPL, Inc.	3,681
85	Edison International	2,451
141	Pepco Holdings, Inc.	1,758

		7,890

	Electrical Equipment — 0.4%
52	Hubbell, Inc., Class B	1,398

	Electronic Equipment, Instruments & Components — 1.4%
104	Arrow Electronics, Inc. (a)	1,990
142	Avnet, Inc. (a)	2,486

		4,476

	Energy Equipment & Services — 3.1%
94	BJ Services Co.	932
12	Diamond Offshore Drilling, Inc. (c)	754
26	Dresser-Rand Group, Inc. (a)	568
133	ENSCO International, Inc.	3,498
54	Helmerich & Payne, Inc. (c)	1,240
32	National Oilwell Varco, Inc. (a)	925
43	Oil States International, Inc. (a)	578
15	Tidewater, Inc.	568
36	Unit Corp. (a)	752

		9,815

	Food & Staples Retailing — 0.4%
92	SUPERVALU, Inc.	1,311

	Food Products — 0.4%
51	Dean Foods Co. (a)	927
30	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	497

		1,424

	Gas Utilities — 3.2%
20	Atmos Energy Corp.	456
59	Energen Corp.	1,727
68	National Fuel Gas Co.	2,072
78	Questar Corp.	2,294
146	UGI Corp.	3,454

		10,003

	Health Care Equipment & Supplies — 1.9%
23	Hill-Rom Holdings, Inc. (c)	224
50	Hospira, Inc. (a)	1,543
42	Inverness Medical Innovations, Inc. (a) (c)	1,121
32	Kinetic Concepts, Inc. (a) (c)	683
24	Teleflex, Inc.	926
45	Varian Medical Systems, Inc. (a)	1,358

		5,855

	Health Care Providers & Services — 4.4%
34	Aetna, Inc. (m)	825
100	CIGNA Corp.	1,750
44	Express Scripts, Inc. (a)	2,048
43	Laboratory Corp. of America Holdings (a)	2,527
57	Lincare Holdings, Inc. (a)	1,240
86	Omnicare, Inc. (c)	2,115
68	Quest Diagnostics, Inc.	3,221

		13,726

	Hotels, Restaurants & Leisure — 1.8%
45	Brinker International, Inc. (c)	684
112	Darden Restaurants, Inc.	3,823
47	International Speedway Corp., Class A	1,046

		5,553

	Household Durables — 0.9%
2	Garmin Ltd., (Cayman Islands)	34
131	Leggett & Platt, Inc.	1,699
44	Snap-On, Inc.	1,101

		2,834

	Household Products — 0.9%
53	Church & Dwight Co., Inc.	2,750

	Insurance — 4.7%
49	Allied World Assurance Co. Holdings Ltd., (Bermuda) (c)	1,863
164	American Financial Group, Inc.	2,632
52	Arch Capital Group Ltd., (Bermuda) (a)	2,787
62	Assurant, Inc.	1,354
68	Axis Capital Holdings Ltd., (Bermuda)	1,526
182	Conseco, Inc. (a)	167
249	Genworth Financial, Inc., Class A	474
42	Hanover Insurance Group, Inc. (The)	1,196
23	PartnerRe Ltd., (Bermuda)	1,440
62	StanCorp Financial Group, Inc.	1,406

		14,845

	Internet & Catalog Retail — 0.4%
17	priceline.com, Inc. (a) (c)	1,371

	Internet Software & Services — 0.5%
42	Sohu.com, Inc., (China) (a) (c)	1,729

	IT Services — 3.8%
82	Affiliated Computer Services, Inc., Class A (a) (m)	3,946
61	Alliance Data Systems Corp. (a) (c)	2,248
98	Broadridge Financial Solutions, Inc.	1,815
53	Computer Sciences Corp. (a) (c)	1,969
63	Hewitt Associates, Inc., Class A (a) (c)	1,875

		11,853

	Leisure Equipment & Products — 0.8%
104	Hasbro, Inc.	2,619

	Life Sciences Tools & Services — 1.3%
124	Life Technologies Corp. (a)	4,013

	Machinery — 3.0%
60	AGCO Corp. (a) (m)	1,173
38	Cummins, Inc.	978
84	Dover Corp.	2,225
45	Gardner Denver, Inc. (a)	973
14	Joy Global, Inc.	303
97	Manitowoc Co., Inc. (The)	316
63	Parker Hannifin Corp.	2,132
30	SPX Corp.	1,413

		9,513

	Marine — 0.4%
43	Kirby Corp. (a) (c)	1,151

	Media — 2.5%
69	CBS Corp., Class B	266
78	DISH Network Corp., Class A (a)	867
39	DreamWorks Animation SKG, Inc., Class A (a)	849
234	Interpublic Group of Cos., Inc. (The) (a)	964
15	John Wiley & Sons, Inc., Class A	447
70	Liberty Global, Inc., Class A (a)	1,015
7	McGraw-Hill Cos., Inc. (The)	156
64	Omnicom Group, Inc.	1,507
48	Regal Entertainment Group, Class A	648
75	Viacom, Inc., Class B (a)	1,298

		8,017

	Metals & Mining — 0.4%
12	Cliffs Natural Resources, Inc.	218
22	Reliance Steel & Aluminum Co.	574
15	United States Steel Corp. (c)	321

		1,113

	Multiline Retail — 0.7%
66	Big Lots, Inc. (a) (c)	1,376
93	Macy’s, Inc.	830

		2,206

	Multi-Utilities — 4.8%
43	Alliant Energy Corp.	1,068
303	CenterPoint Energy, Inc.	3,161
58	CMS Energy Corp.	682
55	Dominion Resources, Inc.	1,691
69	DTE Energy Co.	1,914
86	MDU Resources Group, Inc.	1,391
25	NSTAR	787
60	SCANA Corp.	1,861
183	TECO Energy, Inc.	2,039
19	Vectren Corp.	405

		14,999

	Oil, Gas & Consumable Fuels — 3.0%
73	Alpha Natural Resources, Inc. (a)	1,287
53	Cimarex Energy Co. (c)	975
40	Encore Acquisition Co. (a)	938
41	Massey Energy Co.	416
41	Murphy Oil Corp.	1,817
15	Noble Energy, Inc.	822
49	Southwestern Energy Co. (a)	1,446
39	Sunoco, Inc.	1,033
27	Walter Industries, Inc.	609

		9,343

	Paper & Forest Products — 0.3%
325	Domtar Corp., (Canada) (a)	309
104	International Paper Co.	734

		1,043

	Personal Products — 0.8%
55	Herbalife Ltd., (Cayman Islands)	824
36	Mead Johnson Nutrition Co., Class A (a)	1,051
51	NBTY, Inc. (a)	724

		2,599

	Pharmaceuticals — 2.3%
53	Allergan, Inc.	2,507
73	Endo Pharmaceuticals Holdings, Inc. (a)	1,285
32	Mylan, Inc. (a)	428
81	Warner Chilcott Ltd., (Bermuda), Class A (a) (c)	848
65	Watson Pharmaceuticals, Inc. (a) (c)	2,030

		7,098

	Real Estate Investment Trusts (REITs) — 5.3%
19	Alexandria Real Estate Equities, Inc. (c)	695
70	AMB Property Corp. (c) (m)	1,009
222	Annaly Capital Management, Inc.	3,076
55	CBL & Associates Properties, Inc. (c)	129
39	Equity Residential	706
38	Federal Realty Investment Trust	1,753
66	Health Care REIT, Inc.	2,031
84	Hospitality Properties Trust	1,009
242	iStar Financial, Inc. (c)	681
48	Mack-Cali Realty Corp.	959
63	Nationwide Health Properties, Inc.	1,396
42	ProLogis (c)	271
68	Taubman Centers, Inc.	1,152
82	Ventas, Inc.	1,854

		16,721

	Real Estate Management & Development — 0.1%
8	Jones Lang LaSalle, Inc.	185

	Road & Rail — 0.8%
46	CSX Corp.	1,193
47	Ryder System, Inc.	1,333

		2,526

	Semiconductors & Semiconductor Equipment — 2.8%
125	Integrated Device Technology, Inc. (a)	567
62	Intersil Corp., Class A	718
44	Linear Technology Corp.	1,010
130	Marvell Technology Group Ltd., (Bermuda) (a)	1,192
144	National Semiconductor Corp.	1,476
313	ON Semiconductor Corp. (a) (c)	1,220
141	Xilinx, Inc.	2,706

		8,889

	Software — 2.9%
106	BMC Software, Inc. (a)	3,509
41	CA, Inc.	715
173	Compuware Corp. (a)	1,143
139	Symantec Corp. (a)	2,074
76	Synopsys, Inc. (a)	1,578

		9,019

	Specialty Retail — 4.2%
45	Advance Auto Parts, Inc. (m)	1,842
18	AutoZone, Inc. (a) (c)	2,935
73	GameStop Corp., Class A (a)	2,047
227	Gap, Inc. (The)	2,951
97	Ross Stores, Inc.	3,488

		13,263

	Textiles, Apparel & Luxury Goods — 1.2%
35	Jones Apparel Group, Inc.	149
69	Liz Claiborne, Inc.	170
24	Polo Ralph Lauren Corp.	1,014
44	V.F. Corp.	2,499

		3,832

	Thrifts & Mortgage Finance — 1.5%
212	Hudson City Bancorp, Inc.	2,478
215	New York Community Bancorp, Inc. (c)	2,397

		4,875

	Tobacco — 1.5%
59	Lorillard, Inc.	3,626
32	Reynolds American, Inc.	1,161

		4,787

	Total Common Stocks (Cost $437,248)	308,983

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.6%
2,000	U.S. Treasury Note, 3.125%, 11/30/09 (k) (m) (Cost $2,035)	2,035

	Total Long-Term Investments (Cost $439,283)	311,018

SHARES

	Short-Term Investment — 2.3%
	Investment Company — 2.3%
7,119	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $7,119)	7,119

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.4%
	Certificate of Deposit — 0.8%
2,500	Calyon, New York, VAR, 0.385%, 03/15/10	2,456

	Corporate Notes — 4.1%
4,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	3,929
5,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	4,726
4,500	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	4,263

		12,918

SHARES

	Investment Company — 4.5%
14,202	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	14,202

	Total Investments of Cash Collateral for Securities on Loan (Cost $30,200)	29,576

	Total Investments — 110.5% (Cost $476,602)	347,713
	Liabilities in Excess of Other Assets — (10.5)%	(33,037)

	NET ASSETS — 100.0%	$314,676

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

38	S&P Mid Cap 400	06/18/09	$9,270	$714

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,599
Aggregate gross unrealized depreciation	(139,488)

Net unrealized appreciation/depreciation	$(128,889)

Federal income tax cost of investments	$476,602

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 330,304	$ 714	$ —
Level 2 – Other significant observable inputs	17,409	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 347,713	$ 714	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.6% (b)
14,212	JPMorgan Core Bond Fund, Select Class Shares	153,062
25,838	JPMorgan Core Plus Bond Fund, Select Class Shares	183,710
2,169	JPMorgan Emerging Markets Debt Fund, Select Class Shares	12,645
7,038	JPMorgan Government Bond Fund, Select Class Shares	75,875
17,311	JPMorgan High Yield Bond Fund, Select Class Shares	101,963
6,644	JPMorgan International Equity Index Fund, Select Class Shares	80,791
6,162	JPMorgan Intrepid America Fund, Select Class Shares	88,303
3,244	JPMorgan Intrepid Growth Fund, Select Class Shares	44,803
4,373	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	36,904
1,375	JPMorgan Intrepid Plus Fund, Select Class Shares	12,649
1,226	JPMorgan Large Cap Growth Fund, Select Class Shares	14,705
8,925	JPMorgan Large Cap Value Fund, Select Class Shares	58,904
9,152	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (l) (m)	9,152
9,026	JPMorgan Market Expansion Index Fund, Select Class Shares	51,902
8,907	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares	87,019
1,394	JPMorgan Real Return Fund, Select Class Shares	12,723
2,380	JPMorgan Short Duration Bond Fund, Select Class Shares	25,396
18,269	JPMorgan U.S. Equity Fund, Select Class Shares	114,730
6,038	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	75,238
3,418	JPMorgan Ultra Short Duration Bond Fund, Select Class Shares	26,527

	Total Investments — 99.6% (Cost $1,572,015)	1,267,001
	Other Assets in Excess of Liabilities — 0.4%	5,610

	NET ASSETS — 100.0%	$1,272,611

Percentages indicated are based on net assets.

Allocation of Investments *

Taxable Fixed Income Funds	46.7%
Domestic Equity Funds	39.3
Specialty Funds	6.9
International Equity Funds	6.4
Money Market Funds	0.7

* Percentages indicated are based upon total investments as of March 31, 2009 . The Funds composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(l) The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,466
Aggregate gross unrealized depreciation	(317,480)

Net unrealized appreciation/depreciation	$(305,014)

Federal income tax cost of investments	$1,572,015

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 1,267,001	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 1,267,001	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.4% (b)
9,528	JPMorgan Core Bond Fund, Select Class Shares	102,617
19,303	JPMorgan Core Plus Bond Fund, Select Class Shares	137,242
581	JPMorgan Diversified Mid Cap Growth Fund, Select Class Shares (a)	7,347
1,218	JPMorgan Emerging Markets Debt Fund, Select Class Shares	7,102
8,166	JPMorgan Government Bond Fund, Select Class Shares	88,028
7,185	JPMorgan High Yield Bond Fund, Select Class Shares	42,320
1,806	JPMorgan International Equity Index Fund, Select Class Shares	21,963
2,069	JPMorgan Intrepid America Fund, Select Class Shares	29,656
1,155	JPMorgan Intrepid Growth Fund, Select Class Shares	15,947
845	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	7,128
766	JPMorgan Intrepid Plus Fund, Select Class Shares	7,045
2,387	JPMorgan Large Cap Value Fund, Select Class Shares	15,752
10,822	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (l) (m)	10,822
1,200	JPMorgan Market Expansion Index Fund, Select Class Shares	6,900
4,156	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares	40,603
777	JPMorgan Real Return Fund, Select Class Shares	7,053
3,757	JPMorgan Short Duration Bond Fund, Select Class Shares	40,091
6,013	JPMorgan U.S. Equity Fund, Select Class Shares	37,762
2,883	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	35,926
4,289	JPMorgan Ultra Short Duration Bond Fund, Select Class Shares	33,283
751	JPMorgan Value Advantage Fund, Select Class Shares	7,463

	Total Investments — 99.4% (Cost $800,207)	702,050
	Other Assets in Excess of Liabilities — 0.6%	4,161

	NET ASSETS — 100.0%	$706,211

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	65.2%
Domestic Equity Funds	24.3
Specialty Funds	5.8
International Equity Funds	3.1
Money Market Funds	1.6

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	9,105
Aggregate gross unrealized depreciation	(107,262)

Net unrealized appreciation/depreciation	$(98,157)

Federal income tax cost of investments	$800,207

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 702,050	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 702,050	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.5% (b)
3,618	JPMorgan Core Bond Fund, Select Class Shares	38,969
14,200	JPMorgan Core Plus Bond Fund, Select Class Shares	100,965
395	JPMorgan Diversified Mid Cap Growth Fund, Select Class Shares (a)	4,996
1,930	JPMorgan Emerging Markets Debt Fund, Select Class Shares	11,249
15,312	JPMorgan High Yield Bond Fund, Select Class Shares	90,190
4,651	JPMorgan Intermediate Bond Fund, Select Class Shares	48,143
2,623	JPMorgan International Equity Fund, Select Class Shares	22,613
5,831	JPMorgan International Equity Index Fund, Select Class Shares	70,911
8,923	JPMorgan Intrepid America Fund, Select Class Shares	127,865
3,276	JPMorgan Intrepid Growth Fund, Select Class Shares	45,243
2,720	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	22,954
1,226	JPMorgan Intrepid Plus Fund, Select Class Shares	11,276
5,854	JPMorgan Large Cap Growth Fund, Select Class Shares	70,191
13,856	JPMorgan Large Cap Value Fund, Select Class Shares	91,447
9,113	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (l) (m)	9,113
10,259	JPMorgan Market Expansion Index Fund, Select Class Shares	58,988
7,853	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares	76,720
1,241	JPMorgan Real Return Fund, Select Class Shares	11,330
2,297	JPMorgan Small Cap Value Fund, Select Class Shares	23,015
20,496	JPMorgan U.S. Equity Fund, Select Class Shares	128,716
4,609	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	57,426
501	JPMorgan Value Advantage Fund, Select Class Shares	4,980

	Total Investments — 99.5% (Cost $1,518,401)	1,127,300
	Other Assets in Excess of Liabilities — 0.5%	5,657

	NET ASSETS — 100.0%	$1,132,957

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	57.3%
Taxable Fixed Income Funds	26.8
International Equity Funds	8.3
Specialty Funds	6.8
Money Market Fund	0.8

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,425
Aggregate gross unrealized depreciation	(393,526)

Net unrealized appreciation/depreciation	$(391,101)

Federal income tax cost of investments	$1,518,401

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at  fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 1,127,300	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 1,127,300	$ —
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.4% (b)
649	JPMorgan Core Plus Bond Fund, Select Class Shares	4,612
316	JPMorgan Diversified Mid Cap Growth Fund, Select Class Shares (a)	3,997
1,389	JPMorgan Emerging Markets Debt Fund, Select Class Shares	8,100
1,136	JPMorgan Government Bond Fund, Select Class Shares	12,245
4,126	JPMorgan High Yield Bond Fund, Select Class Shares	24,303
3,032	JPMorgan International Equity Fund, Select Class Shares	26,138
6,190	JPMorgan International Equity Index Fund, Select Class Shares	75,271
6,569	JPMorgan Intrepid America Fund, Select Class Shares	94,130
3,336	JPMorgan Intrepid Growth Fund, Select Class Shares	46,068
3,901	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	32,921
874	JPMorgan Intrepid Plus Fund, Select Class Shares	8,044
6,173	JPMorgan Large Cap Growth Fund, Select Class Shares	74,009
14,264	JPMorgan Large Cap Value Fund, Select Class Shares	94,141
6,809	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (l) (m)	6,809
8,788	JPMorgan Market Expansion Index Fund, Select Class Shares	50,529
5,549	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares	54,212
895	JPMorgan Real Return Fund, Select Class Shares	8,174
2,479	JPMorgan Small Cap Value Fund, Select Class Shares	24,838
17,909	JPMorgan U.S. Equity Fund, Select Class Shares	112,469
3,301	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	41,134
846	JPMorgan Ultra Short Duration Bond Fund, Select Class Shares	6,564
401	JPMorgan Value Advantage Fund, Select Class Shares	3,984

	Total Investments — 99.4% (Cost $1,194,032)	812,692
	Other Assets in Excess of Liabilities — 0.6%	4,800

	NET ASSETS — 100.0%	$817,492

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	72.1%
International Equity Funds	12.5%
Taxable Fixed Income Funds	7.9
Specialty Funds	6.7
Money Market Funds	0.8

* Percentages indicated are based upon total investments as of March 31, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$858
Aggregate gross unrealized depreciation	(382,198)

Net unrealized appreciation/depreciation	$(381,340)

Federal income tax cost of investments	$1,194,032

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 812,692	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 812,692	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.2%
	Common Stocks — 96.2%
	Aerospace & Defense — 1.7%
79	General Dynamics Corp.	3,297
68	Lockheed Martin Corp.	4,718

		8,015

	Airlines — 0.5%
413	Delta Air Lines, Inc. (a)	2,324

	Beverages — 0.6%
77	Hansen Natural Corp. (a)	2,754

	Biotechnology — 5.6%
33	Amgen, Inc. (a)	1,634
145	Celgene Corp. (a)	6,438
290	Gilead Sciences, Inc. (a)	13,455
118	Myriad Genetics, Inc. (a)	5,384

		26,911

	Capital Markets — 3.0%
28	BlackRock, Inc. (c)	3,694
419	Charles Schwab Corp. (The)	6,487
30	Northern Trust Corp.	1,812
92	T. Rowe Price Group, Inc. (c)	2,644

		14,637

	Chemicals — 4.9%
113	Monsanto Co.	9,371
61	Potash Corp. of Saskatchewan, Inc., (Canada)	4,931
139	Praxair, Inc.	9,360

		23,662

	Commercial Banks — 0.4%
57	U.S. Bancorp	831
95	Wells Fargo & Co.	1,350

		2,181

	Communications Equipment — 7.4%
525	Cisco Systems, Inc. (a)	8,799
266	Juniper Networks, Inc. (a) (c)	4,003
509	QUALCOMM, Inc.	19,809
62	Research In Motion Ltd., (Canada) (a)	2,654

		35,265

	Computers & Peripherals — 9.2%
168	Apple, Inc. (a)	17,668
171	Hewlett-Packard Co. (c)	5,479
165	International Business Machines Corp.	15,946
326	NetApp, Inc. (a)	4,844

		43,937

	Construction & Engineering — 0.5%
57	Jacobs Engineering Group, Inc. (a)	2,208

	Diversified Consumer Services — 3.8%
115	Apollo Group, Inc., Class A (a)	9,024
137	DeVry, Inc.	6,576
15	Strayer Education, Inc. (c)	2,626

		18,226

	Electrical Equipment — 0.7%
24	First Solar, Inc. (a) (c)	3,189

	Electronic Equipment, Instruments & Components — 1.3%
213	Amphenol Corp., Class A	6,057

	Energy Equipment & Services — 2.4%
153	National Oilwell Varco, Inc. (a)	4,386
121	Schlumberger Ltd.	4,934
35	Transocean Ltd., (Switzerland) (a) (c)	2,041

		11,361

	Food & Staples Retailing — 2.1%
190	Wal-Mart Stores, Inc.	9,920

	Food Products — 2.0%
154	General Mills, Inc.	7,686
66	McCormick & Co., Inc. (Non-Voting)	1,949

		9,635

	Health Care Equipment & Supplies — 1.7%
161	Baxter International, Inc.	8,262

	Health Care Providers & Services — 2.0%
75	Aetna, Inc.	1,832
95	Express Scripts, Inc. (a)	4,385
157	UnitedHealth Group, Inc.	3,286

		9,503

	Hotels, Restaurants & Leisure — 2.0%
181	McDonald’s Corp.	9,853

	Household Products — 0.7%
70	Procter & Gamble Co.	3,292

	Internet & Catalog Retail — 3.9%
201	Amazon.com, Inc. (a)	14,794
52	priceline.com, Inc. (a) (c)	4,057

		18,851

	Internet Software & Services — 4.2%
123	Akamai Technologies, Inc. (a) (c)	2,388
50	Google, Inc., Class A (a)	17,534

		19,922

	IT Services — 6.1%
124	Automatic Data Processing, Inc.	4,357
77	MasterCard, Inc., Class A (c)	12,817
220	Visa, Inc., Class A	12,243

		29,417

	Life Sciences Tools & Services — 0.9%
118	Illumina, Inc. (a)	4,391

	Media — 2.1%
435	DIRECTV Group, Inc. (The) (a) (c)	9,917

	Metals & Mining — 0.1%
31	United States Steel Corp. (c)	661

	Multiline Retail — 0.7%
78	Kohl’s Corp. (a) (c)	3,284

	Oil, Gas & Consumable Fuels — 4.9%
112	Exxon Mobil Corp.	7,593
89	Hess Corp.	4,818
147	Occidental Petroleum Corp.	8,170
151	PetroHawk Energy Corp. (a)	2,898

		23,479

	Pharmaceuticals — 5.7%
246	Abbott Laboratories	11,744
349	Bristol-Myers Squibb Co.	7,650
178	Teva Pharmaceutical Industries Ltd., (Israel), ADR (c)	7,996

		27,390

	Real Estate Investment Trusts (REITs) — 1.1%
155	Digital Realty Trust, Inc. (c)	5,156

	Road & Rail — 0.5%
40	Burlington Northern Santa Fe Corp.	2,416

	Semiconductors & Semiconductor Equipment — 5.9%
399	Broadcom Corp., Class A (a) (c)	7,966
283	Lam Research Corp. (a)	6,432
576	Marvell Technology Group Ltd., (Bermuda) (a)	5,272
441	Xilinx, Inc.	8,448

		28,118

	Software — 2.3%
202	Microsoft Corp.	3,709
404	Oracle Corp. (a)	7,302

		11,011

	Specialty Retail — 3.4%
36	AutoZone, Inc. (a) (c)	5,838
146	Bed Bath & Beyond, Inc. (a) (c)	3,618
120	Best Buy Co., Inc. (c)	4,544
121	Lowe’s Cos., Inc.	2,205

		16,205

	Tobacco — 1.3%
204	Altria Group, Inc.	3,271
87	Philip Morris International, Inc.	3,110

		6,381

	Wireless Telecommunication Services — 0.6%
93	American Tower Corp., Class A (a)	2,824

	Total Long-Term Investments (Cost $483,291)	460,615

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
13,498	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (b) (l) (m) (Cost $13,498)	13,498

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 15.6%
	Certificate of Deposit — 0.4%
2,000	Calyon, New York, VAR, 0.385%, 03/15/10	1,965

	Corporate Notes — 1.1%
2,000	BBVA U.S. Senior S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	1,964
3,500	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	3,316

		5,280

SHARES

	Investment Company — 14.1%
67,569	JPMorgan Prime Money Market Fund, Capital Shares, 0.780%, (b) (l)	67,569

	Total Investments of Cash Collateral for Securities on Loan (Cost $75,068)	74,814

	Total Investments — 114.6% (Cost $571,857)	548,927
	Liabilities in Excess of Other Assets — (14.6)%	(69,955)

	NET ASSETS — 100.0%	$478,972

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,586
Aggregate gross unrealized depreciation	(68,516)

Net unrealized appreciation/depreciation	$(22,930)

Federal income tax cost of investments	$571,857

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ 541,681	$ —
Level 2 – Other significant observable inputs	7,246	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 548,927	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 100.1%
		Common Stocks — 100.1%
		Aerospace & Defense — 2.1%
22		Boeing Co.	783
128		Honeywell International, Inc.	3,580
21		Precision Castparts Corp.	1,248
25		United Technologies Corp.	1,071

			6,682

		Auto Components — 0.8%
204		Johnson Controls, Inc.	2,442

		Beverages — 1.0%
75		Coca-Cola Co. (The)	3,315

		Biotechnology — 0.8%
40		Celgene Corp. (a)	1,790
14		Gilead Sciences, Inc. (a)	639

			2,429

		Capital Markets — 7.8%
100		Goldman Sachs Group, Inc. (The)	10,655
327		Morgan Stanley	7,436
142		State Street Corp. (c)	4,374
159		TD AMERITRADE Holding Corp. (a)	2,189

			24,654

		Chemicals — 1.2%
45		Air Products & Chemicals, Inc.	2,552
141		Dow Chemical Co. (The)	1,188

			3,740

		Commercial Banks — 3.5%
269		KeyCorp	2,114
146		U.S. Bancorp	2,126
480		Wells Fargo & Co.	6,840

			11,080

		Commercial Services & Supplies — 0.3%
56		Republic Services, Inc.	955

		Communications Equipment — 3.2%
294		Cisco Systems, Inc. (a)	4,932
400		Corning, Inc.	5,311

			10,243

		Computers & Peripherals — 1.1%
73		Hewlett-Packard Co. (c)	2,356
79		NetApp, Inc. (a) (c)	1,168

			3,524

		Consumer Finance — 1.6%
168		Capital One Financial Corp. (c)	2,054
620		SLM Corp. (a)	3,067

			5,121

		Containers & Packaging — 0.9%
64		Ball Corp.	2,776

		Diversified Consumer Services — 0.3%
8		ITT Educational Services, Inc. (a) (c)	998

		Diversified Financial Services — 2.3%
807		Bank of America Corp.	5,504
216		CIT Group, Inc. (c)	616
435		Citigroup, Inc. (c)	1,101

			7,221

		Diversified Telecommunication Services — 6.4%
36		AT&T, Inc.	909
641		Verizon Communications, Inc.	19,356

			20,265

		Electric Utilities — 3.8%
141		American Electric Power Co., Inc.	3,557
110		Edison International	3,168
60		Exelon Corp.	2,703
284		NV Energy, Inc.	2,670

			12,098

		Electronic Equipment, Instruments & Components — 0.9%
54		Avnet, Inc. (a)	942
176		Tyco Electronics Ltd., (Bermuda) (c)	1,947

			2,889

		Energy Equipment & Services — 0.8%
20		Baker Hughes, Inc.	579
55		Halliburton Co.	854
30		Schlumberger Ltd.	1,206

			2,639

		Food & Staples Retailing — 4.6%
225		CVS/Caremark Corp.	6,172
350		Safeway, Inc.	7,057
56		SYSCO Corp.	1,267

			14,496

		Food Products — 1.3%
81		General Mills, Inc.	4,035

		Health Care Equipment & Supplies — 0.4%
37		Zimmer Holdings, Inc. (a)	1,334

		Health Care Providers & Services — 3.3%
88		Aetna, Inc.	2,136
51		Cardinal Health, Inc.	1,611
22		McKesson Corp.	766
159		WellPoint, Inc. (a) (c)	6,053

			10,566

		Hotels, Restaurants & Leisure — 0.8%
30		Carnival Corp.	637
132		International Game Technology	1,216
72		Royal Caribbean Cruises Ltd. (c)	580

			2,433

		Household Products — 2.9%
192		Procter & Gamble Co.	9,063

		Industrial Conglomerates — 1.4%
426		General Electric Co.	4,303

		Insurance — 4.7%
99		ACE Ltd., (Switzerland)	4,011
113		Assurant, Inc.	2,472
33		MetLife, Inc.	748
47		Prudential Financial, Inc.	899
55		RenaissanceRe Holdings Ltd., (Bermuda)	2,710
103		Travelers Cos., Inc. (The)	4,185

			15,025

		Internet Software & Services — 0.5%
4		Google, Inc., Class A (a)	1,528

		Machinery — 1.4%
134		Joy Global, Inc.	2,858
88		Kennametal, Inc.	1,433

			4,291

		Media — 4.1%
403		News Corp., Class A	2,667
103		Time Warner Cable, Inc. (c)	2,545
157		Time Warner, Inc.	3,023
119		Virgin Media, Inc. (c)	570
235		Walt Disney Co. (The)	4,263

			13,068

		Metals & Mining — 0.6%
50		Freeport-McMoRan Copper & Gold, Inc.	1,891

		Multiline Retail — 0.2%
76		Macy’s, Inc.	679

		Multi-Utilities — 1.5%
139		CMS Energy Corp. (c)	1,650
56		PG&E Corp.	2,129
33		Public Service Enterprise Group, Inc.	986

			4,765

		Oil, Gas & Consumable Fuels — 15.6%
65		Anadarko Petroleum Corp.	2,511
56		Apache Corp.	3,576
106		Chevron Corp.	7,114
16		ConocoPhillips	641
34		Consol Energy, Inc.	862
38		Devon Energy Corp.	1,717
370		Exxon Mobil Corp.	25,180
32		Hess Corp.	1,716
121		Marathon Oil Corp.	3,173
10		Occidental Petroleum Corp.	557
34		Peabody Energy Corp.	854
127		Williams Cos., Inc.	1,447

			49,348

		Pharmaceuticals — 11.2%
113		Abbott Laboratories	5,376
282		Merck & Co., Inc. (c)	7,540
715		Pfizer, Inc.	9,733
286		Schering-Plough Corp.	6,744
146		Wyeth	6,267

			35,660

		Real Estate Investment Trusts (REITs) — 1.2%
26		Alexandria Real Estate Equities, Inc. (c)	939
121		Annaly Capital Management, Inc.	1,684
142		Kimco Realty Corp. (c)	1,084
—	(h)	Vornado Realty Trust (c)	12

			3,719

		Road & Rail — 1.3%
232		Hertz Global Holdings, Inc. (a) (c)	913
92		Norfolk Southern Corp.	3,105

			4,018

		Semiconductors & Semiconductor Equipment — 0.7%
31		Broadcom Corp., Class A (a) (c)	616
60		Lam Research Corp. (a)	1,375
20		Xilinx, Inc.	387

			2,378

		Software — 1.8%
76		CA, Inc.	1,338
126		Microsoft Corp.	2,311
145		Symantec Corp. (a)	2,162

			5,811

		Specialty Retail — 0.7%
22		Advance Auto Parts, Inc.	888
75		Staples, Inc. (c)	1,361

			2,249

		Textiles, Apparel & Luxury Goods — 0.2%
16		Polo Ralph Lauren Corp.	691

		Thrifts & Mortgage Finance — 0.4%
941		MGIC Investment Corp. (c)	1,336

		Tobacco — 0.5%
96		Altria Group, Inc.	1,545

		Total Long-Term Investments (Cost $388,252)	317,303

		Short-Term Investment — 1.1%
		Investment Company — 1.1%
3,537		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $3,537)	3,537

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 7.2%
		Certificate of Deposit — 0.4%
1,250		Calyon, New York, VAR, 0.385%, 03/15/10	1,228

		Corporate Notes — 1.0%
2,000		BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	1,965
1,500		Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	1,422

			3,387

SHARES

		Investment Company — 5.8%
18,362		JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	18,362

		Total Investments of Cash Collateral for Securities on Loan (Cost $23,112)	22,977

		Total Investments — 108.4% (Cost $414,901)	343,817

		Liabilities in Excess of Other Assets — (8.4)%	(26,673)

		NET ASSETS — 100.0%	$317,144

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,868
Aggregate gross unrealized depreciation	(104,952)

Net unrealized appreciation/depreciation	($71,084)

Federal income tax cost of investments	$414,901

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 339,202	$ -
Level 2 - Other significant observable inputs	4,615	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 343,817	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Aerospace & Defense — 1.3%
31	AAR Corp. (a) (c)	385
13	Alliant Techsystems, Inc. (a)	839
4	American Science & Engineering, Inc.	200
5	Applied Signal Technology, Inc.	103
4	Axsys Technologies, Inc. (a)	160
18	BE Aerospace, Inc. (a)	159
8	Ceradyne, Inc. (a)	142
7	Cubic Corp.	189
20	Esterline Technologies Corp. (a)	404
21	GenCorp, Inc. (a)	44
10	Moog, Inc., Class A (a)	220
74	Orbital Sciences Corp. (a)	883
5	Stanley, Inc. (a)	134
20	Teledyne Technologies, Inc. (a)	542
8	Triumph Group, Inc.	308

		4,712

	Air Freight & Logistics — 0.0% (g)
12	Forward Air Corp. (c)	190

	Airlines — 0.4%
48	Airtran Holdings, Inc. (a) (c)	219
34	Alaska Air Group, Inc. (a)	600
36	JetBlue Airways Corp. (a)	130
48	SkyWest, Inc.	599

		1,548

	Auto Components — 0.2%
28	BorgWarner, Inc. (c)	563
8	Drew Industries, Inc. (a) (c)	70
13	Spartan Motors, Inc.	52
5	Standard Motor Products, Inc.	13
10	Superior Industries International, Inc. (c)	116

		814

	Automobiles — 0.0% (g)
14	Winnebago Industries, Inc.	73

	Beverages — 0.3%
4	Boston Beer Co., Inc., Class A (a)	85
5	Hansen Natural Corp. (a)	186
44	PepsiAmericas, Inc.	766

		1,037

	Biotechnology — 1.0%
28	Alkermes, Inc. (a)	343
25	ArQule, Inc. (a)	102
16	Cubist Pharmaceuticals, Inc. (a) (c)	258
26	Martek Biosciences Corp. (a) (c)	477
23	OSI Pharmaceuticals, Inc. (a) (c)	878
17	Regeneron Pharmaceuticals, Inc. (a)	232
18	Savient Pharmaceuticals, Inc. (a) (c)	87
46	Vertex Pharmaceuticals, Inc. (a) (c)	1,335

		3,712

	Building Products — 0.6%
12	Apogee Enterprises, Inc.	128
12	Gibraltar Industries, Inc. (c)	57
17	Griffon Corp. (a)	125
57	Lennox International, Inc.	1,517
8	NCI Building Systems, Inc. (a) (c)	18
15	Quanex Building Products Corp.	116
6	Simpson Manufacturing Co., Inc. (c)	100
7	Universal Forest Products, Inc.	178

		2,239

	Capital Markets — 1.6%
104	Apollo Investment Corp.	363
36	Eaton Vance Corp.	830
5	Greenhill & Co., Inc.	348
41	Investment Technology Group, Inc. (a) (c)	1,050
24	LaBranche & Co., Inc. (a)	89
7	Piper Jaffray Cos. (a)	174
91	Raymond James Financial, Inc. (c)	1,802
31	SEI Investments Co.	383
16	Stifel Financial Corp. (a) (c)	699
11	SWS Group, Inc.	172
13	TradeStation Group, Inc. (a)	85

		5,995

	Chemicals — 3.4%
11	A. Schulman, Inc.	145
28	Airgas, Inc.	936
8	American Vanguard Corp.	107
10	Arch Chemicals, Inc.	192
27	Ashland, Inc.	282
7	Balchem Corp.	185
49	Cabot Corp.	511
11	Cytec Industries, Inc.	165
34	FMC Corp.	1,468
34	Lubrizol Corp.	1,161
13	Minerals Technologies, Inc.	407
11	Mosaic Co. (The)	465
6	NewMarket Corp. (c)	253
60	Olin Corp.	857
59	OM Group, Inc. (a)	1,149
3	Penford Corp.	12
38	PolyOne Corp. (a)	87
4	Quaker Chemical Corp.	34
58	RPM International, Inc.	733
22	Scotts Miracle-Gro Co. (The), Class A (c)	760
5	Sensient Technologies Corp.	114
3	Stepan Co.	79
41	Terra Industries, Inc.	1,138
49	Valspar Corp.	982
9	Zep, Inc.	96

		12,318

	Commercial Banks — 4.7%
63	Associated Banc-Corp. (c)	970
31	BancorpSouth, Inc. (c)	645
46	Bank of Hawaii Corp.	1,513
23	Boston Private Financial Holdings, Inc.	82
136	CapitalSource, Inc.	166
12	Cascade Bancorp (c)	19
12	Central Pacific Financial Corp. (c)	67
7	Columbia Banking System, Inc. (c)	47
46	Commerce Bancshares, Inc.	1,663
13	Community Bank System, Inc. (c)	218
32	Cullen/Frost Bankers, Inc.	1,520
74	First Bancorp (c)	314
29	First Commonwealth Financial Corp.	256
13	First Financial Bancorp	126
8	First Financial Bankshares, Inc. (c)	406
36	First Midwest Bancorp, Inc. (c)	305
83	FirstMerit Corp.	1,503
19	Frontier Financial Corp. (c)	21
13	Glacier Bancorp, Inc. (c)	211
3	Hancock Holding Co. (c)	81
17	Hanmi Financial Corp. (c)	22
5	Home Bancshares, Inc.	108
7	Independent Bank Corp.	98
8	Independent Bank Corp. (c)	19
21	International Bancshares Corp. (c)	161
10	Irwin Financial Corp. (a)	20
10	Nara Bancorp, Inc.	29
11	National Penn Bancshares, Inc. (c)	89
13	NBT Bancorp, Inc.	287
39	Old National Bancorp	437
7	PacWest Bancorp	101
23	Prosperity Bancshares, Inc.	623
13	Provident Bankshares Corp.	95
10	S&T Bancorp, Inc. (c)	207
30	South Financial Group, Inc. (The) (c)	33
8	Sterling Bancorp	76
30	Sterling Bancshares, Inc.	194
21	Sterling Financial Corp. (c)	44
32	Susquehanna Bancshares, Inc.	296
18	SVB Financial Group (a) (c)	356
34	TCF Financial Corp. (c)	397
3	Tompkins Financial Corp. (c)	119
19	Trustmark Corp.	352
57	UCBH Holdings, Inc. (c)	86
12	UMB Financial Corp.	523
26	Umpqua Holdings Corp. (c)	236
40	United Bankshares, Inc. (c)	684
17	United Community Banks, Inc.	69
23	Webster Financial Corp.	97
16	Westamerica Bancorp	722
9	Whitney Holding Corp. (c)	107
15	Wilmington Trust Corp.	149
8	Wilshire Bancorp, Inc.	40
10	Wintrust Financial Corp. (c)	117

		17,126

	Commercial Services & Supplies — 1.8%
18	ABM Industries, Inc.	294
9	ATC Technology Corp. (a)	96
14	Bowne & Co., Inc.	44
50	Brink’s Co. (The)	1,319
4	Clean Harbors, Inc. (a)	212
5	Consolidated Graphics, Inc. (a)	64
52	Copart, Inc. (a)	1,550
6	Deluxe Corp.	57
9	G&K Services, Inc., Class A	165
21	GEO Group, Inc. (The) (a)	280
17	Healthcare Services Group, Inc.	261
75	Herman Miller, Inc.	800
5	HNI Corp.	55
23	Interface, Inc., Class A	68
25	Mine Safety Appliances Co.	499
14	Mobile Mini, Inc. (a) (c)	164
18	Rollins, Inc.	308
11	Standard Register Co. (The) (c)	52
12	SYKES Enterprises, Inc. (a)	205
9	Viad Corp.	120

		6,613

	Communications Equipment — 1.7%
396	3Com Corp. (a)	1,225
100	ADC Telecommunications, Inc. (a) (c)	438
124	Arris Group, Inc. (a) (c)	916
31	Avocent Corp. (a)	381
4	Bel Fuse, Inc., Class B	60
7	Black Box Corp.	168
16	Blue Coat Systems, Inc. (a)	198
72	CommScope, Inc. (a)	814
11	Digi International, Inc. (a)	87
6	EMS Technologies, Inc. (a)	111
39	Harmonic, Inc. (a)	250
14	NETGEAR, Inc. (a)	173
14	Network Equipment Technologies, Inc. (a)	48
7	Neutral Tandem, Inc. (a)	174
44	Palm, Inc. (a) (c)	378
11	PC-Tel, Inc.	47
35	Plantronics, Inc.	426
20	Symmetricom, Inc. (a)	70
8	Tekelec (a)	107
6	Tollgrade Communications, Inc. (a)	32
11	ViaSat, Inc. (a)	228

		6,331

	Computers & Peripherals — 1.1%
49	Adaptec, Inc. (a)	117
8	Avid Technology, Inc. (a)	70
33	Diebold, Inc.	712
10	Hutchinson Technology, Inc. (a) (c)	26
12	Imation Corp.	95
9	Intevac, Inc. (a)	46
168	NCR Corp. (a)	1,339
13	Novatel Wireless, Inc. (a)	72
9	Stratasys, Inc. (a)	71
27	Synaptics, Inc. (a) (c)	727
37	Western Digital Corp. (a)	718

		3,993

	Construction & Engineering — 2.7%
35	Aecom Technology Corp. (a)	904
16	Dycom Industries, Inc. (a)	92
76	EMCOR Group, Inc. (a)	1,297
21	Granite Construction, Inc. (c)	771
11	Insituform Technologies, Inc., Class A (a)	177
126	KBR, Inc.	1,734
38	Quanta Services, Inc. (a)	806
66	Shaw Group, Inc. (The) (a)	1,821
58	URS Corp. (a)	2,324

		9,926

	Construction Materials — 0.1%
18	Eagle Materials, Inc. (c)	446
18	Headwaters, Inc. (a)	55

		501

	Consumer Finance — 0.3%
41	Cash America International, Inc.	642
11	First Cash Financial Services, Inc. (a)	165
9	Rewards Network, Inc. (a)	32
7	World Acceptance Corp. (a) (c)	124

		963

	Containers & Packaging — 0.6%
22	AptarGroup, Inc.	678
11	Myers Industries, Inc.	70
10	Rock-Tenn Co., Class A	263
32	Sonoco Products Co.	663
94	Temple-Inland, Inc. (c)	503

		2,177

	Distributors — 0.3%
9	Audiovox Corp., Class A (a)	30
75	LKQ Corp. (a) (c)	1,070

		1,100

	Diversified Consumer Services — 2.0%
6	American Public Education, Inc. (a)	266
6	Capella Education Co. (a) (c)	310
50	Career Education Corp. (a)	1,198
11	Coinstar, Inc. (a) (c)	376
49	Corinthian Colleges, Inc. (a)	955
7	DeVry, Inc.	346
25	Hillenbrand, Inc.	405
11	ITT Educational Services, Inc. (a)	1,313
6	Matthews International Corp., Class A	178
3	Pre-Paid Legal Services, Inc. (a) (c)	91
29	Regis Corp.	417
7	Strayer Education, Inc. (c)	1,209
9	Universal Technical Institute, Inc. (a)	107

		7,171

	Diversified Financial Services — 0.1%
10	Financial Federal Corp.	219
6	Portfolio Recovery Associates, Inc. (a) (c)	168

		387

	Diversified Telecommunication Services — 0.1%
99	Cincinnati Bell, Inc. (a)	228
36	Fairpoint Communications, Inc.	28
22	General Communication, Inc., Class A (a)	149
13	Iowa Telecommunications Services, Inc.	147

		552

	Electric Utilities — 1.8%
7	Central Vermont Public Service Corp.	114
54	DPL, Inc.	1,207
31	El Paso Electric Co. (a)	433
14	Great Plains Energy, Inc. (c)	186
80	Hawaiian Electric Industries, Inc. (c)	1,102
26	Idacorp, Inc.	610
191	NV Energy, Inc.	1,790
11	UIL Holdings Corp. (c)	245
7	UniSource Energy Corp. (c)	194
34	Westar Energy, Inc.	590

		6,471

	Electrical Equipment — 1.6%
9	A.O. Smith Corp.	230
53	Acuity Brands, Inc.	1,200
34	AMETEK, Inc.	1,063
5	AZZ, Inc. (a)	132
10	C&D Technologies, Inc. (a) (c)	19
29	Hubbell, Inc., Class B	786
10	II-VI, Inc. (a)	171
12	Magnetek, Inc. (a)	21
19	Regal-Beloit Corp.	573
13	Roper Industries, Inc.	542
35	Thomas & Betts Corp. (a)	873
16	Vicor Corp.	80

		5,690

	Electronic Equipment, Instruments & Components — 2.0%
12	Agilysys, Inc.	52
6	Amphenol Corp., Class A	185
73	Avnet, Inc. (a)	1,286
41	Benchmark Electronics, Inc. (a)	462
21	Brightpoint, Inc. (a)	90
16	Checkpoint Systems, Inc. (a)	140
18	Cognex Corp.	237
14	CTS Corp.	49
8	Daktronics, Inc. (c)	53
11	Electro Scientific Industries, Inc. (a)	65
7	FARO Technologies, Inc. (a)	91
19	Gerber Scientific, Inc. (a)	45
128	Ingram Micro, Inc., Class A (a)	1,618
21	Insight Enterprises, Inc. (a)	65
5	Keithley Instruments, Inc.	19
9	Littelfuse, Inc. (a)	97
8	LoJack Corp. (a)	35
9	Mercury Computer Systems, Inc. (a)	50
15	Methode Electronics, Inc.	55
13	Mettler-Toledo International, Inc., (Switzerland) (a)	662
8	MTS Systems Corp.	184
16	Newport Corp. (a)	70
8	Park Electrochemical Corp.	145
9	RadiSys Corp. (a) (c)	55
7	Rogers Corp. (a)	137
11	ScanSource, Inc. (a) (c)	199
8	SYNNEX Corp. (a)	148
9	Tech Data Corp. (a)	201
12	Technitrol, Inc.	21
37	Trimble Navigation Ltd. (a) (c)	567
17	TTM Technologies, Inc. (a)	101
62	Vishay Intertechnology, Inc. (a)	216
7	X-Rite, Inc. (a) (c)	7

		7,407

	Energy Equipment & Services — 3.4%
35	Atwood Oceanics, Inc. (a)	578
9	Basic Energy Services, Inc. (a)	58
13	CARBO Ceramics, Inc. (c)	377
47	FMC Technologies, Inc. (a)	1,487
6	Gulf Island Fabrication, Inc.	47
39	Helix Energy Solutions Group, Inc. (a)	198
52	Helmerich & Payne, Inc. (c)	1,173
6	Lufkin Industries, Inc.	221
11	Matrix Service Co. (a)	87
8	NATCO Group, Inc., Class A (a)	155
71	Oil States International, Inc. (a)	950
140	Patterson-UTI Energy, Inc.	1,257
20	Pioneer Drilling Co. (a)	66
87	Pride International, Inc. (a)	1,567
14	SEACOR Holdings, Inc. (a) (c)	799
44	Superior Energy Services, Inc. (a)	571
7	Superior Well Services, Inc. (a)	34
41	Tidewater, Inc. (c)	1,531
60	Unit Corp. (a)	1,246

		12,402

	Food & Staples Retailing — 0.6%
7	Andersons, Inc. (The)	104
5	BJ’s Wholesale Club, Inc. (a)	152
61	Casey’s General Stores, Inc.	1,621
5	Nash Finch Co.	145
9	Ruddick Corp. (c)	193
9	Spartan Stores, Inc.	138

		2,353

	Food Products — 1.5%
5	Cal-Maine Foods, Inc. (c)	114
30	Corn Products International, Inc.	639
113	Darling International, Inc. (a)	418
7	Diamond Foods, Inc. (c)	190
15	Flowers Foods, Inc.	343
20	Green Mountain Coffee Roasters, Inc. (a) (c)	955
5	Hain Celestial Group, Inc. (a)	71
6	J & J Snack Foods Corp. (c)	214
2	JM Smucker Co. (The)	69
13	Lancaster Colony Corp.	546
13	Lance, Inc.	266
4	Ralcorp Holdings, Inc. (a)	197
7	Sanderson Farms, Inc.	265
12	Tootsie Roll Industries, Inc. (c)	253
36	TreeHouse Foods, Inc. (a) (c)	1,042

		5,582

	Gas Utilities — 2.3%
37	AGL Resources, Inc.	981
66	Atmos Energy Corp.	1,518
17	Energen Corp.	493
9	Laclede Group, Inc. (The)	347
39	National Fuel Gas Co.	1,181
21	New Jersey Resources Corp.	728
48	ONEOK, Inc.	1,083
3	South Jersey Industries, Inc.	103
76	UGI Corp.	1,803

		8,237

	Health Care Equipment & Supplies — 4.4%
9	Abaxis, Inc. (a) (c)	152
52	American Medical Systems Holdings, Inc. (a)	578
5	Analogic Corp.	174
21	Beckman Coulter, Inc.	1,083
12	CONMED Corp. (a)	171
18	Cooper Cos., Inc. (The)	472
11	CryoLife, Inc. (a)	59
9	Cyberonics, Inc. (a) (c)	125
19	Edwards Lifesciences Corp. (a)	1,151
23	Gen-Probe, Inc. (a)	1,039
9	Greatbatch, Inc. (a)	179
49	Hill-Rom Holdings, Inc. (c)	480
116	Hologic, Inc. (a)	1,524
5	ICU Medical, Inc. (a)	164
19	IDEXX Laboratories, Inc. (a) (c)	648
20	Immucor, Inc. (a)	504
2	Integra LifeSciences Holdings Corp. (a) (c)	57
13	Invacare Corp. (c)	208
5	Kensey Nash Corp. (a)	100
29	Kinetic Concepts, Inc. (a) (c)	608
20	Masimo Corp. (a) (c)	570
11	Merit Medical Systems, Inc. (a)	138
11	Natus Medical, Inc. (a)	96
6	Neogen Corp. (a)	129
6	Osteotech, Inc. (a)	20
7	Palomar Medical Technologies, Inc. (a) (c)	53
45	ResMed, Inc. (a)	1,586
69	STERIS Corp.	1,602
7	SurModics, Inc. (a)	121
15	Symmetry Medical, Inc. (a)	96
33	Teleflex, Inc.	1,299
14	Theragenics Corp. (a)	17
23	Thoratec Corp. (a) (c)	600
9	Zoll Medical Corp. (a)	122

		15,925

	Health Care Providers & Services — 4.3%
4	Air Methods Corp. (a)	74
3	Almost Family, Inc. (a) (c)	49
38	Amedisys, Inc. (a) (c)	1,036
47	AMERIGROUP Corp. (a)	1,306
14	AMN Healthcare Services, Inc. (a)	70
13	AmSurg Corp. (a)	203
5	Bio-Reference Labs, Inc. (a)	99
16	Catalyst Health Solutions, Inc. (a)	313
18	Centene Corp. (a)	322
8	Chemed Corp.	311
96	Community Health Systems, Inc. (a)	1,477
3	Corvel Corp. (a)	66
12	Cross Country Healthcare, Inc. (a)	81
18	Gentiva Health Services, Inc. (a)	275
44	Healthspring, Inc. (a)	364
9	Healthways, Inc. (a)	78
39	Henry Schein, Inc. (a) (c)	1,566
10	HMS Holdings Corp. (a)	334
13	inVentiv Health, Inc. (a)	110
12	Kindred Healthcare, Inc. (a)	176
4	Landauer, Inc.	191
9	LCA-Vision, Inc.	27
6	LHC Group, Inc. (a)	134
44	LifePoint Hospitals, Inc. (a)	912
58	Lincare Holdings, Inc. (a)	1,268
7	Medcath Corp. (a)	54
6	Molina Healthcare, Inc. (a) (c)	110
5	MWI Veterinary Supply, Inc. (a)	140
14	Odyssey HealthCare, Inc. (a)	135
81	Omnicare, Inc.	1,982
21	Owens & Minor, Inc. (c)	695
12	PharMerica Corp. (a)	205
13	PSS World Medical, Inc. (a) (c)	192
7	RehabCare Group, Inc. (a)	128
10	Res-Care, Inc. (a)	151
19	Universal Health Services, Inc., Class B	715
30	WellCare Health Plans, Inc. (a)	336

		15,685

	Health Care Technology — 0.2%
10	Cerner Corp. (a) (c)	434
4	Computer Programs & Systems, Inc. (c)	122
14	Omnicell, Inc. (a)	107
17	Phase Forward, Inc. (a)	222

		885

	Hotels, Restaurants & Leisure — 2.4%
14	Bob Evans Farms, Inc. (c)	308
128	Brinker International, Inc.	1,927
7	Buffalo Wild Wings, Inc. (a) (c)	264
12	California Pizza Kitchen, Inc. (a) (c)	155
9	CEC Entertainment, Inc. (a)	238
7	Cheesecake Factory, Inc. (The) (a)	75
10	Chipotle Mexican Grill, Inc., Class A (a) (c)	665
12	CKE Restaurants, Inc.	98
17	Cracker Barrel Old Country Store, Inc. (c)	492
6	DineEquity, Inc. (c)	74
19	International Speedway Corp., Class A	419
16	Interval Leisure Group, Inc. (a)	84
34	Jack in the Box, Inc. (a)	794
8	Landry’s Restaurants, Inc.	42
10	Marcus Corp.	82
5	Monarch Casino & Resort, Inc. (a) (c)	23
17	Multimedia Games, Inc. (a)	36
9	O’Charley’s, Inc.	26
25	Panera Bread Co., Class A (a) (c)	1,377
13	Papa John’s International, Inc. (a)	306
5	Peet’s Coffee & Tea, Inc. (a)	104
10	PF Chang’s China Bistro, Inc. (a) (c)	237
24	Pinnacle Entertainment, Inc. (a) (c)	170
7	Red Robin Gourmet Burgers, Inc. (a) (c)	131
19	Ruby Tuesday, Inc. (a)	56
8	Ruth’s Hospitality Group, Inc. (a)	10
23	Shuffle Master, Inc. (a)	65
11	Steak n Shake Co. (The) (a) (c)	87
22	Texas Roadhouse, Inc., Class A (a) (c)	205
16	WMS Industries, Inc. (a) (c)	335

		8,885

	Household Durables — 1.5%
32	American Greetings Corp., Class A (c)	161
3	Blyth, Inc. (c)	71
12	Ethan Allen Interiors, Inc.	132
12	Helen of Troy Ltd., (Bermuda) (a)	165
80	Jarden Corp. (a)	1,014
21	La-Z-Boy, Inc.	27
6	M/I Homes, Inc. (c)	40
12	Meritage Homes Corp. (a)	142
2	National Presto Industries Inc.	103
5	NVR, Inc. (a)	1,994
7	Russ Berrie & Co., Inc. (a)	9
17	Ryland Group, Inc.	291
3	Skyline Corp.	54
45	Standard Pacific Corp. (a)	39
60	Toll Brothers, Inc. (a)	1,082
6	Universal Electronics, Inc. (a)	104

		5,428

	Household Products — 0.6%
29	Central Garden & Pet Co., Class A (a)	217
12	Church & Dwight Co., Inc.	602
28	Energizer Holdings, Inc. (a)	1,369
7	WD-40 Co.	161

		2,349

	Industrial Conglomerates — 0.4%
56	Carlisle Cos., Inc.	1,103
5	Standex International Corp.	47
8	Tredegar Corp.	136

		1,286

	Insurance — 4.5%
81	American Financial Group, Inc.	1,296
3	American Physicians Capital, Inc.	134
8	Amerisafe, Inc. (a)	117
66	Brown & Brown, Inc.	1,256
10	eHealth, Inc. (a)	159
22	Everest Re Group Ltd., (Bermuda)	1,574
72	Fidelity National Financial, Inc., Class A	1,410
47	First American Corp.	1,234
49	Hanover Insurance Group, Inc. (The)	1,409
41	HCC Insurance Holdings, Inc.	1,041
18	Horace Mann Educators Corp.	148
6	Infinity Property & Casualty Corp.	199
16	National Financial Partners Corp.	51
5	Navigators Group, Inc. (a)	253
10	Presidential Life Corp.	75
24	ProAssurance Corp. (a)	1,111
18	Protective Life Corp.	92
34	Reinsurance Group of America, Inc.	1,100
4	RLI Corp.	180
7	Safety Insurance Group, Inc.	205
14	Selective Insurance Group	171
34	StanCorp Financial Group, Inc.	773
7	Stewart Information Services Corp.	146
14	Tower Group, Inc. (c)	354
9	United Fire & Casualty Co.	193
20	Unitrin, Inc.	281
65	W.R. Berkley Corp.	1,458

		16,420

	Internet & Catalog Retail — 0.7%
6	Blue Nile, Inc. (a) (c)	178
16	HSN, Inc. (a)	81
17	Netflix, Inc. (a) (c)	722
13	NutriSystem, Inc. (c)	186
10	PetMed Express, Inc. (a) (c)	159
16	priceline.com, Inc. (a) (c)	1,242
8	Stamps.com, Inc. (a)	78
16	Ticketmaster Entertainment, Inc. (a)	58

		2,704

	Internet Software & Services — 0.6%
6	Bankrate, Inc. (a) (c)	141
7	comScore, Inc. (a)	87
17	DealerTrack Holdings, Inc. (a)	216
17	Digital River, Inc. (a) (c)	497
14	InfoSpace, Inc. (a) (c)	73
20	j2 Global Communications, Inc. (a) (c)	442
12	Knot, Inc. (The) (a)	95
13	Perficient, Inc. (a)	69
33	United Online, Inc.	147
15	ValueClick, Inc. (a)	128
19	Websense, Inc. (a)	224

		2,119

	IT Services — 3.4%
28	Acxiom Corp.	205
45	Alliance Data Systems Corp. (a) (c)	1,665
67	Broadridge Financial Solutions, Inc.	1,252
32	CACI International, Inc., Class A (a) (c)	1,153
22	CIBER, Inc. (a)	59
14	CSG Systems International, Inc. (a)	202
46	DST Systems, Inc. (a)	1,585
6	Forrester Research, Inc. (a)	129
37	Gartner, Inc. (a)	411
11	Gevity HR, Inc.	43
38	Global Payments, Inc.	1,263
10	Heartland Payment Systems, Inc.	66
39	Hewitt Associates, Inc., Class A (a)	1,164
7	Integral Systems, Inc. (a)	59
32	Lender Processing Services, Inc.	990
9	MAXIMUS, Inc.	347
55	Metavante Technologies, Inc. (a)	1,101
29	SAIC, Inc. (a)	536
5	StarTek, Inc. (a)	15
4	Wright Express Corp. (a)	77

		12,322

	Leisure Equipment & Products — 0.5%
8	Arctic Cat, Inc.	29
33	Brunswick Corp. (c)	114
26	Callaway Golf Co.	186
11	JAKKS Pacific, Inc. (a)	137
14	Nautilus, Inc. (a)	9
48	Polaris Industries, Inc. (c)	1,025
7	Pool Corp.	91
9	RC2 Corp. (a)	45
9	Sturm Ruger & Co., Inc. (a)	116

		1,752

	Life Sciences Tools & Services — 0.8%
28	Affymetrix, Inc. (a)	92
8	Bio-Rad Laboratories, Inc., Class A (a)	521
10	Cambrex Corp. (a) (c)	24
13	Enzo Biochem, Inc. (a)	52
17	eResearchTechnology, Inc. (a)	91
5	Kendle International, Inc. (a)	112
42	Pharmaceutical Product Development, Inc.	992
19	Techne Corp.	1,030
4	Varian, Inc. (a)	98

		3,012

	Machinery — 4.0%
11	Actuant Corp., Class A	116
81	AGCO Corp. (a)	1,581
13	Albany International Corp., Class A	120
8	Astec Industries, Inc. (a) (c)	210
32	Briggs & Stratton Corp. (c)	536
42	Bucyrus International, Inc.	639
4	Cascade Corp.	75
7	CIRCOR International, Inc.	156
15	Clarcor, Inc.	380
39	Crane Co.	662
8	EnPro Industries, Inc. (a)	144
10	ESCO Technologies, Inc. (a)	403
19	Federal Signal Corp.	102
28	Gardner Denver, Inc. (a)	608
21	IDEX Corp.	454
11	John Bean Technologies Corp.	117
90	Joy Global, Inc.	1,914
13	Lincoln Electric Holdings, Inc.	399
5	Lindsay Corp. (c)	133
7	Lydall, Inc. (a)	20
15	Mueller Industries, Inc.	326
23	Oshkosh Corp. (c)	156
29	Pentair, Inc.	620
23	Robbins & Myers, Inc.	343
42	SPX Corp.	1,969
107	Terex Corp. (a)	985
7	Timken Co.	104
21	Toro Co. (c)	500
13	Trinity Industries, Inc. (c)	119
12	Wabash National Corp.	15
15	Wabtec Corp.	402
13	Watts Water Technologies, Inc., Class A (c)	248

		14,556

	Marine — 0.2%
9	Alexander & Baldwin, Inc.	162
15	Kirby Corp. (a)	399

		561

	Media — 0.7%
19	Arbitron, Inc. (c)	282
35	Belo Corp., Class A (c)	22
30	DreamWorks Animation SKG, Inc., Class A (a)	654
12	E.W. Scripps Co., Class A (c)	16
26	Harte-Hanks, Inc. (c)	141
18	John Wiley & Sons, Inc., Class A	540
27	Live Nation, Inc. (a)	71
18	Marvel Entertainment, Inc. (a) (c)	484
23	Scholastic Corp.	340

		2,550

	Metals & Mining — 1.1%
7	AM Castle & Co.	64
9	AMCOL International Corp. (c)	135
8	Brush Engineered Materials, Inc. (a) (c)	115
28	Carpenter Technology Corp.	399
16	Century Aluminum Co. (a) (c)	34
75	Cliffs Natural Resources, Inc.	1,366
4	Olympic Steel, Inc.	66
54	Reliance Steel & Aluminum Co.	1,428
10	RTI International Metals, Inc. (a)	113
41	Worthington Industries, Inc.	354

		4,074

	Multiline Retail — 0.6%
24	99 Cents Only Stores (a)	220
9	Big Lots, Inc. (a)	180
33	Dollar Tree, Inc. (a)	1,451
16	Fred’s, Inc., Class A	183
13	Tuesday Morning Corp. (a)	16

		2,050

	Multi-Utilities — 1.9%
20	Alliant Energy Corp.	486
51	Avista Corp.	706
39	Black Hills Corp.	700
6	CH Energy Group, Inc.	300
80	MDU Resources Group, Inc.	1,290
38	NSTAR	1,200
29	OGE Energy Corp.	700
88	PNM Resources, Inc.	730
6	SCANA Corp.	187
25	Vectren Corp.	536

		6,835

	Office Electronics — 0.1%
16	Zebra Technologies Corp., Class A (a)	298

	Oil, Gas & Consumable Fuels — 2.8%
48	Arch Coal, Inc.	646
24	Comstock Resources, Inc. (a)	715
38	Denbury Resources, Inc. (a) (c)	566
29	Encore Acquisition Co. (a)	666
52	Frontier Oil Corp.	661
17	Holly Corp. (c)	359
38	Mariner Energy, Inc. (a) (c)	292
6	Newfield Exploration Co. (a)	141
29	Overseas Shipholding Group, Inc. (c)	669
3	Petroleum Development Corp. (a)	35
18	Petroquest Energy, Inc. (a) (c)	42
91	Plains Exploration & Production Co. (a)	1,565
101	Southern Union Co.	1,543
32	St. Mary Land & Exploration Co.	425
30	Stone Energy Corp. (a)	101
27	Swift Energy Co. (a)	195
8	Western Refining, Inc. (c)	91
43	World Fuel Services Corp. (c)	1,375

		10,087

	Paper & Forest Products — 0.2%
16	Buckeye Technologies, Inc. (a)	34
5	Clearwater Paper Corp. (a)	38
4	Deltic Timber Corp.	169
37	Louisiana-Pacific Corp.	83
7	Neenah Paper, Inc.	24
6	Schweitzer-Mauduit International, Inc.	117
20	Wausau Paper Corp.	104

		569

	Personal Products — 0.5%
26	Alberto-Culver Co.	591
10	Chattem, Inc. (a) (c)	586
7	Mannatech, Inc. (c)	22
52	NBTY, Inc. (a)	729

		1,928

	Pharmaceuticals — 1.4%
96	Endo Pharmaceuticals Holdings, Inc. (a)	1,690
10	Noven Pharmaceuticals, Inc. (a)	96
14	Par Pharmaceutical Cos., Inc. (a)	132
28	Perrigo Co.	703
19	Salix Pharmaceuticals Ltd. (a)	185
57	Sepracor, Inc. (a)	830
45	Valeant Pharmaceuticals International (a)	803
107	ViroPharma, Inc. (a)	563

		5,002

	Professional Services — 1.4%
13	Administaff, Inc.	274
6	CDI Corp.	61
24	Corporate Executive Board Co. (The)	341
7	Heidrick & Struggles International, Inc.	126
10	Kelly Services, Inc., Class A	80
19	Korn/Ferry International (a)	175
64	Manpower, Inc.	2,030
70	MPS Group, Inc. (a)	417
20	Navigant Consulting, Inc. (a)	263
14	On Assignment, Inc. (a)	39
9	School Specialty, Inc. (a) (c)	162
21	Spherion Corp. (a)	45
18	TrueBlue, Inc. (a)	145
8	Volt Information Sciences, Inc. (a)	50
21	Watson Wyatt Worldwide, Inc., Class A	1,025

		5,233

	Real Estate Investment Trusts (REITs) — 4.8%
14	Acadia Realty Trust (c)	144
13	Alexandria Real Estate Equities, Inc. (c)	473
40	AMB Property Corp. (c)	572
32	BioMed Realty Trust, Inc.	217
21	BRE Properties, Inc. (c)	407
22	Camden Property Trust	465
18	Cedar Shopping Centers, Inc.	31
19	Colonial Properties Trust	74
18	Cousins Properties, Inc. (c)	114
38	DiamondRock Hospitality Co.	152
60	Duke Realty Corp. (c)	327
10	EastGroup Properties, Inc.	285
13	Entertainment Properties Trust	210
15	Equity One, Inc. (c)	182
10	Essex Property Trust, Inc. (c)	594
33	Extra Space Storage, Inc.	183
24	Federal Realty Investment Trust	1,098
24	Franklin Street Properties Corp.	297
26	Highwoods Properties, Inc.	547
13	Home Properties, Inc. (c)	396
38	Hospitality Properties Trust	457
23	Inland Real Estate Corp. (c) (m)	165
13	Kilroy Realty Corp. (c)	231
14	Kite Realty Group Trust	33
16	LaSalle Hotel Properties (c)	96
29	Lexington Realty Trust	68
40	Liberty Property Trust	752
9	LTC Properties, Inc.	164
30	Macerich Co. (The) (c)	189
27	Mack-Cali Realty Corp.	528
28	Medical Properties Trust, Inc. (c)	103
11	Mid-America Apartment Communities, Inc.	343
30	National Retail Properties, Inc. (c)	474
39	Nationwide Health Properties, Inc.	870
34	Omega Healthcare Investors, Inc.	472
6	Parkway Properties, Inc.	63
16	Pennsylvania Real Estate Investment Trust (c)	57
18	Post Properties, Inc. (c)	181
9	Potlatch Corp.	200
7	PS Business Parks, Inc.	243
32	Rayonier, Inc.	963
41	Realty Income Corp. (c)	773
28	Regency Centers Corp.	753
46	Senior Housing Properties Trust	650
23	SL Green Realty Corp. (c)	253
9	Sovran Self Storage, Inc.	181
13	Tanger Factory Outlet Centers (c)	395
60	UDR, Inc.	513
9	Urstadt Biddle Properties, Inc., Class A	126
30	Weingarten Realty Investors (c)	288

		17,352

	Real Estate Management & Development — 0.1%
14	Forestar Group, Inc. (a) (c)	111
14	Jones Lang LaSalle, Inc.	316

		427

	Road & Rail — 0.8%
10	Arkansas Best Corp.	195
8	Heartland Express, Inc. (c)	117
41	J.B. Hunt Transport Services, Inc. (c)	988
8	Knight Transportation, Inc. (c)	128
19	Old Dominion Freight Line, Inc. (a) (c)	447
52	Werner Enterprises, Inc. (c)	783
21	YRC Worldwide, Inc. (a) (c)	96

		2,754

	Semiconductors & Semiconductor Equipment — 2.7%
10	Actel Corp. (a)	106
13	Advanced Energy Industries, Inc. (a)	99
30	Amkor Technology, Inc. (a) (c)	80
8	ATMI, Inc. (a)	120
27	Brooks Automation, Inc. (a)	126
10	Cabot Microelectronics Corp. (a)	239
9	Cohu, Inc.	65
16	Cree, Inc. (a) (c)	381
29	Cypress Semiconductor Corp. (a)	196
13	Diodes, Inc. (a)	139
12	DSP Group, Inc. (a)	52
17	Exar Corp. (a) (c)	108
15	FEI Co. (a)	230
16	Hittite Microwave Corp. (a)	489
104	Integrated Device Technology, Inc. (a)	475
63	Intersil Corp., Class A	727
30	Kopin Corp. (a)	70
30	Kulicke & Soffa Industries, Inc. (a) (c)	78
11	Lam Research Corp. (a)	257
20	Marvell Technology Group Ltd., (Bermuda) (a)	185
21	Micrel, Inc.	150
108	Microsemi Corp. (a)	1,253
44	MKS Instruments, Inc. (a)	639
13	Pericom Semiconductor Corp. (a)	98
147	RF Micro Devices, Inc. (a)	195
9	Rudolph Technologies, Inc. (a)	26
51	Semtech Corp. (a)	676
12	Silicon Laboratories, Inc. (a)	306
9	SiRF Technology Holdings, Inc. (a) (c)	22
184	Skyworks Solutions, Inc. (a)	1,485
9	Standard Microsystems Corp. (a) (c)	168
5	Supertex, Inc. (a)	120
59	TriQuint Semiconductor, Inc. (a)	145
10	Ultratech, Inc. (a)	129
13	Veeco Instruments, Inc. (a)	87

		9,721

	Software — 3.6%
14	ACI Worldwide, Inc. (a) (c)	261
25	ANSYS, Inc. (a)	616
6	Catapult Communications Corp. (a)	39
17	CommVault Systems, Inc. (a)	182
6	Concur Technologies, Inc. (a) (c)	123
4	Ebix, Inc. (a)	88
24	Epicor Software Corp. (a)	92
13	EPIQ Systems, Inc. (a) (c)	238
22	FactSet Research Systems, Inc.	1,088
19	Fair Isaac Corp.	271
35	Informatica Corp. (a)	461
21	Jack Henry & Associates, Inc.	348
12	JDA Software Group, Inc. (a)	135
13	Manhattan Associates, Inc. (a)	222
34	Mentor Graphics Corp. (a)	151
42	MICROS Systems, Inc. (a)	788
132	Parametric Technology Corp. (a)	1,320
10	Phoenix Technologies Ltd. (a)	16
27	Progress Software Corp. (a)	473
11	Radiant Systems, Inc. (a)	49
12	Smith Micro Software, Inc. (a) (c)	62
11	Sonic Solutions, Inc. (a) (c)	13
9	SPSS, Inc. (a)	250
72	Sybase, Inc. (a)	2,192
119	Synopsys, Inc. (a)	2,467
85	Take-Two Interactive Software, Inc. (a)	712
12	Taleo Corp., Class A (a)	148
14	Tyler Technologies, Inc. (a) (c)	203
29	Wind River Systems, Inc. (a)	187

		13,195

	Specialty Retail — 5.0%
14	Aaron Rents, Inc. (c)	377
59	Advance Auto Parts, Inc.	2,430
53	Aeropostale, Inc. (a)	1,407
13	American Eagle Outfitters, Inc.	157
23	AnnTaylor Stores Corp. (a) (c)	121
23	Barnes & Noble, Inc. (c)	493
9	Big 5 Sporting Goods Corp.	54
28	Brown Shoe Co., Inc. (c)	106
9	Buckle, Inc. (The) (c)	301
11	Cabela’s, Inc. (a)	96
12	Cato Corp. (The), Class A	224
10	Charlotte Russe Holding, Inc. (a)	81
50	Children’s Place Retail Stores, Inc. (The) (a)	1,097
16	Christopher & Banks Corp.	64
17	Coldwater Creek, Inc. (a) (c)	43
136	Collective Brands, Inc. (a)	1,328
22	Dick’s Sporting Goods, Inc. (a) (c)	314
21	Dress Barn, Inc. (a) (c)	252
22	Finish Line, Inc. (The), Class A	148
157	Foot Locker, Inc.	1,641
9	Genesco, Inc. (a)	178
13	Group 1 Automotive, Inc. (c)	185
12	Guess?, Inc.	254
19	Gymboree Corp. (a)	403
8	Haverty Furniture Cos., Inc. (c)	80
13	Hibbett Sports, Inc. (a) (c)	250
18	Hot Topic, Inc. (a)	203
10	Jo-Ann Stores, Inc. (a)	168
7	Jos. A. Bank Clothiers, Inc. (a)	205
7	Lithia Motors, Inc., Class A	15
7	MarineMax, Inc. (a) (c)	14
6	Midas, Inc. (a)	49
32	OfficeMax, Inc.	101
22	Pep Boys-Manny, Moe & Jack	97
41	PetSmart, Inc.	853
72	Rent-A-Center, Inc. (a)	1,389
46	Ross Stores, Inc.	1,667
11	Sonic Automotive, Inc., Class A (c)	18
16	Stage Stores, Inc.	158
14	Stein Mart, Inc. (a) (c)	39
28	Tractor Supply Co. (a) (c)	1,002
10	Tween Brands, Inc. (a)	22
13	Zale Corp. (a)	25
8	Zumiez, Inc. (a)	79

		18,188

	Textiles, Apparel & Luxury Goods — 1.1%
23	Carter’s, Inc. (a)	428
33	Crocs, Inc. (a) (c)	40
9	Deckers Outdoor Corp. (a)	490
45	Fossil, Inc. (a)	714
30	Iconix Brand Group, Inc. (a) (c)	268
12	K-Swiss, Inc., Class A	98
39	Liz Claiborne, Inc.	97
8	Maidenform Brands, Inc. (a)	71
8	Movado Group, Inc.	61
6	Oxford Industries, Inc.	34
5	Perry Ellis International, Inc. (a)	16
12	Phillips-Van Heusen Corp.	262
98	Quiksilver, Inc. (a) (c)	125
13	Skechers U.S.A., Inc., Class A (a)	90
19	Timberland Co. (The), Class A (a)	228
7	True Religion Apparel, Inc. (a) (c)	88
6	UniFirst Corp.	173
6	Volcom, Inc. (a) (c)	63
35	Warnaco Group, Inc. (The) (a) (c)	845

		4,191

	Thrifts & Mortgage Finance — 1.2%
54	Astoria Financial Corp.	499
25	Bank Mutual Corp.	228
24	Brookline Bancorp, Inc.	225
13	Dime Community Bancshares	125
21	Flagstar Bancorp, Inc. (a) (c)	15
18	Guaranty Financial Group, Inc. (a) (c)	19
231	New York Community Bancorp, Inc. (c)	2,581
43	NewAlliance Bancshares, Inc.	503
31	Trustco Bank Corp.	185

		4,380

	Tobacco — 0.0% (g)
33	Alliance One International, Inc. (a)	127

	Trading Companies & Distributors — 0.6%
11	GATX Corp. (c)	231
10	Kaman Corp.	127
3	Lawson Products, Inc.	39
29	MSC Industrial Direct Co., Class A	915
93	United Rentals, Inc. (a)	392
15	Watsco, Inc.	523

		2,227

	Water Utilities — 0.1%
7	American States Water Co. (c)	254
7	Aqua America, Inc. (c)	149

		403

	Wireless Telecommunication Services — 0.4%
21	Syniverse Holdings, Inc. (a)	324
40	Telephone & Data Systems, Inc.	1,063

		1,387

	Total Long-Term Investments (Cost $488,978)	354,487

	Short-Term Investments — 3.7%
	Investment Company — 3.1%
11,577	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (Cost $11,577)	11,577

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligations — 0.6%
	U.S. Treasury Bills (k) (n)
1,375	0.216%, 06/11/09	1,374
750	0.250%, 04/09/09 (c)	750

	Total U.S. Treasury Obligations (Cost $2,125)	2,124

SHARES

	Total Short-Term Investments (Cost $13,702)	13,701

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 14.1%
	Certificate of Deposit — 1.1%
4,000	Calyon, New York, VAR, 0.385%, 03/15/10	3,930

	Corporate Notes — 6.7%
8,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	7,858
8,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	7,562
2,500	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	2,322
5,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	4,737
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,890

		24,369

SHARES

	Investment Company — 6.3%
23,115	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	23,115

	Total Investments of Cash Collateral for Securities on Loan (Cost $52,613)	51,414

	Total Investments — 114.9% (Cost $555,293)	419,602
	Liabilities in Excess of Other Assets — (14.9)%	(54,503)

	NET ASSETS — 100.0%	$365,099

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
104	E-mini Russell 2000	06/19/09	$4,382	$314
189	E-mini S&P Mid Cap 400	06/19/09	9,221	565

				$879

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,078
Aggregate gross unrealized depreciation	(153,769)

Net unrealized appreciation/depreciation	$(135,691)

Federal income tax cost of investments	$555,293

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 389,179	$ 879	$ —
Level 2 – Other significant observable inputs	30,423	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 419,602	$ 879	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Positions — 103.3% (j)
		Long-Term Investments — 89.2%
		Common Stocks — 89.2%
		Aerospace & Defense — 2.1%
98		AAR Corp. (a)	1,226
44		General Dynamics Corp.	1,848
74		Goodrich Corp.	2,809
38		L-3 Communications Holdings, Inc.	2,544
51		Northrop Grumman Corp.	2,223
100		Orbital Sciences Corp. (a)	1,187
60		TransDigm Group, Inc. (a)	1,957

			13,794

		Air Freight & Logistics — 0.2%
120		UTi Worldwide, Inc., (United Kingdom)	1,428

		Airlines — 0.6%
23		Alaska Air Group, Inc. (a)	399
16		Allegiant Travel Co. (a)	706
104		SkyWest, Inc.	1,290
617		U.S. Airways Group, Inc. (a)	1,561
51		UAL Corp. (a)	227

			4,183

		Auto Components — 0.2%
122		WABCO Holdings, Inc.	1,506

		Beverages — 1.3%
201		Coca-Cola Enterprises, Inc.	2,645
177		Constellation Brands, Inc., Class A (a)	2,103
130		Pepsi Bottling Group, Inc.	2,874
32		PepsiAmericas, Inc.	547

			8,169

		Biotechnology — 1.6%
46		Alkermes, Inc. (a)	562
42		Amgen, Inc. (a)	2,098
121		Amylin Pharmaceuticals, Inc. (a)	1,423
13		Biogen Idec, Inc. (a)	674
79		BioMarin Pharmaceutical, Inc. (a)	974
13		Cephalon, Inc. (a)	908
37		Cubist Pharmaceuticals, Inc. (a)	606
69		Martek Biosciences Corp. (a)	1,267
170		Medarex, Inc. (a)	870
126		PDL BioPharma, Inc.	889

			10,271

		Building Products — 0.3%
29		Lennox International, Inc.	758
102		Masco Corp.	715
27		Owens Corning, Inc. (a)	243

			1,716

		Capital Markets — 1.7%
168		Allied Capital Corp.	268
107		American Capital Ltd.	200
180		Apollo Investment Corp.	625
103		Charles Schwab Corp. (The)	1,590
128		Knight Capital Group, Inc., Class A (a)	1,886
32		Northern Trust Corp.	1,943
126		Raymond James Financial, Inc.	2,472
70		State Street Corp.	2,141

			11,125

		Chemicals — 1.1%
24		Dow Chemical Co. (The)	200
23		FMC Corp.	972
50		Minerals Technologies, Inc.	1,608
14		Monsanto Co.	1,191
81		OM Group, Inc. (a)	1,560
135		Rockwood Holdings, Inc. (a)	1,070
24		Scotts Miracle-Gro Co. (The), Class A	819

			7,420

		Commercial Banks — 2.6%
61		Bank of Hawaii Corp.	2,011
95		BB&T Corp.	1,611
871		CapitalSource, Inc.	1,063
26		Commerce Bancshares, Inc.	937
121		CVB Financial Corp.	805
130		First Bancorp	554
95		First Midwest Bancorp, Inc.	816
122		FirstMerit Corp.	2,215
48		M&T Bank Corp.	2,193
52		SVB Financial Group (a)	1,048
82		Trustmark Corp.	1,513
7		U.S. Bancorp	98
82		United Bankshares, Inc.	1,420
27		Wells Fargo & Co.	390

			16,674

		Commercial Services & Supplies — 0.6%
32		Brink’s Co. (The)	838
152		Herman Miller, Inc.	1,622
220		R.R. Donnelley & Sons Co.	1,612

			4,072

		Communications Equipment — 2.6%
589		3Com Corp. (a)	1,820
390		ADC Telecommunications, Inc. (a)	1,714
290		Arris Group, Inc. (a)	2,137
127		Avocent Corp. (a)	1,542
177		CommScope, Inc. (a)	2,015
84		F5 Networks, Inc. (a)	1,761
47		Harris Corp.	1,369
63		InterDigital, Inc. (a)	1,617
24		Tekelec (a)	322
534		Tellabs, Inc. (a)	2,447

			16,744

		Computers & Peripherals — 1.7%
111		Data Domain, Inc. (a)	1,394
77		Diebold, Inc.	1,646
117		Lexmark International, Inc., Class A (a)	1,980
232		NCR Corp. (a)	1,846
136		QLogic Corp. (a)	1,512
94		Synaptics, Inc. (a)	2,505

			10,883

		Construction & Engineering — 2.6%
151		EMCOR Group, Inc. (a)	2,598
59		Fluor Corp.	2,026
109		Foster Wheeler AG (a)	1,907
50		Granite Construction, Inc.	1,857
46		Jacobs Engineering Group, Inc. (a)	1,780
136		KBR, Inc.	1,879
108		Perini Corp. (a)	1,332
96		Shaw Group, Inc. (The) (a)	2,626
23		URS Corp. (a)	919

			16,924

		Consumer Finance — 0.3%
455		SLM Corp. (a)	2,252

		Containers & Packaging — 1.1%
104		Owens-Illinois, Inc. (a)	1,503
58		Rock-Tenn Co., Class A	1,565
173		Sealed Air Corp.	2,393
39		Silgan Holdings, Inc.	2,035

			7,496

		Diversified Consumer Services — 0.7%
26		Apollo Group, Inc., Class A (a)	2,026
17		Career Education Corp. (a)	419
2		ITT Educational Services, Inc. (a)	223
89		Weight Watchers International, Inc.	1,657

			4,325

		Diversified Financial Services — 0.4%
57		Bank of America Corp.	387
312		Citigroup, Inc.	789
106		Interactive Brokers Group, Inc., Class A (a)	1,703

			2,879

		Diversified Telecommunication Services — 0.2%
39		CenturyTel, Inc.	1,098

		Electric Utilities — 1.8%
24		Edison International	697
57		El Paso Electric Co. (a)	798
35		FirstEnergy Corp.	1,333
94		Hawaiian Electric Industries, Inc.	1,290
40		ITC Holdings Corp.	1,766
151		Pepco Holdings, Inc.	1,885
67		Pinnacle West Capital Corp.	1,774
136		Portland General Electric Co.	2,398

			11,941

		Electrical Equipment — 1.5%
90		Acuity Brands, Inc.	2,028
28		Cooper Industries Ltd., Class A	730
107		Energy Conversion Devices, Inc. (a)	1,423
135		EnerSys (a)	1,634
57		Hubbell, Inc., Class B	1,529
86		Thomas & Betts Corp. (a)	2,147

			9,491

		Electronic Equipment, Instruments & Components — 1.8%
129		Avnet, Inc. (a)	2,263
120		Benchmark Electronics, Inc. (a)	1,341
425		Celestica, Inc., (Canada) (a)	1,512
648		Flextronics International Ltd., (Singapore) (a)	1,872
179		Ingram Micro, Inc., Class A (a)	2,259
309		Jabil Circuit, Inc.	1,715
191		Vishay Intertechnology, Inc. (a)	666

			11,628

		Energy Equipment & Services — 2.8%
63		Cameron International Corp. (a)	1,373
17		CARBO Ceramics, Inc.	484
184		Complete Production Services, Inc. (a)	568
80		Dresser-Rand Group, Inc. (a)	1,763
82		ENSCO International, Inc.	2,163
15		Gulfmark Offshore, Inc. (a)	357
86		Noble Corp.	2,060
139		Oil States International, Inc. (a)	1,868
223		Patterson-UTI Energy, Inc.	1,996
41		Pride International, Inc. (a)	735
17		SEACOR Holdings, Inc. (a)	1,007
7		Superior Energy Services, Inc. (a)	89
54		Tidewater, Inc.	2,002
90		Unit Corp. (a)	1,875

			18,340

		Food & Staples Retailing — 0.4%
7		Casey’s General Stores, Inc.	178
152		SUPERVALU, Inc.	2,164

			2,342

		Food Products — 2.3%
79		Archer-Daniels-Midland Co.	2,188
7		Bunge Ltd.	376
109		Dean Foods Co. (a)	1,973
325		Del Monte Foods Co.	2,371
85		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	1,390
8		General Mills, Inc.	392
50		Green Mountain Coffee Roasters, Inc. (a)	2,387
29		Hershey Co. (The)	994
20		Kraft Foods, Inc., Class A	436
200		Sara Lee Corp.	1,612
41		TreeHouse Foods, Inc. (a)	1,182

			15,301

		Gas Utilities — 0.8%
51		Atmos Energy Corp.	1,175
50		National Fuel Gas Co.	1,536
19		Questar Corp.	545
92		UGI Corp.	2,164

			5,420

		Health Care Equipment & Supplies — 1.8%
144		American Medical Systems Holdings, Inc. (a)	1,609
9		Baxter International, Inc.	462
30		Covidien Ltd., (Bermuda)	1,013
18		Gen-Probe, Inc. (a)	810
43		Hill-Rom Holdings, Inc.	425
107		Hologic, Inc. (a)	1,404
14		Inverness Medical Innovations, Inc. (a)	369
3		ResMed, Inc. (a)	97
115		STERIS Corp.	2,683
40		Teleflex, Inc.	1,563
48		Thoratec Corp. (a)	1,239
3		Varian Medical Systems, Inc. (a)	101

			11,775

		Health Care Providers & Services — 3.9%
70		Aetna, Inc.	1,706
70		Amedisys, Inc. (a)	1,922
87		AMERIGROUP Corp. (a)	2,386
51		AmerisourceBergen Corp.	1,680
112		Centene Corp. (a)	2,017
114		CIGNA Corp.	2,004
167		Community Health Systems, Inc. (a)	2,556
2		Express Scripts, Inc. (a)	88
159		Healthsouth Corp. (a)	1,413
101		Healthspring, Inc. (a)	846
46		Humana, Inc. (a)	1,195
16		LifePoint Hospitals, Inc. (a)	330
71		Lincare Holdings, Inc. (a)	1,547
41		Magellan Health Services, Inc. (a)	1,500
43		McKesson Corp.	1,509
82		Omnicare, Inc.	2,013
11		Owens & Minor, Inc.	358
42		WellCare Health Plans, Inc. (a)	475

			25,545

		Hotels, Restaurants & Leisure — 1.9%
108		Bally Technologies, Inc. (a)	1,991
108		Brinker International, Inc.	1,627
40		Carnival Corp.	873
39		Choice Hotels International, Inc.	1,002
44		Darden Restaurants, Inc.	1,501
20		Jack in the Box, Inc. (a)	469
9		McDonald’s Corp.	464
20		Panera Bread Co., Class A (a)	1,131
93		Vail Resorts, Inc. (a)	1,890
275		Wyndham Worldwide Corp.	1,156

			12,104

		Household Durables — 2.9%
70		Black & Decker Corp.	2,202
166		Centex Corp.	1,248
128		D.R. Horton, Inc.	1,241
227		Jarden Corp. (a)	2,876
168		Leggett & Platt, Inc.	2,187
301		Newell Rubbermaid, Inc.	1,920
7		NVR, Inc. (a)	2,900
96		Pulte Homes, Inc.	1,045
45		Snap-On, Inc.	1,134
45		Tupperware Brands Corp.	772
46		Whirlpool Corp.	1,347

			18,872

		Household Products — 0.0% (g)
2		Procter & Gamble Co.	91

		Independent Power Producers & Energy Traders — 0.6%
14		AES Corp. (The) (a)	81
95		Constellation Energy Group, Inc.	1,953
174		Mirant Corp. (a)	1,986

			4,020

		Industrial Conglomerates — 0.2%
258		Textron, Inc.	1,480

		Insurance — 5.3%
65		ACE Ltd., (Switzerland)	2,636
120		Aflac, Inc.	2,317
47		Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,790
69		Allstate Corp. (The)	1,325
150		American Financial Group, Inc.	2,406
35		Arch Capital Group Ltd., (Bermuda) (a)	1,886
72		Assurant, Inc.	1,561
8		Chubb Corp	347
72		CNA Financial Corp.	657
6		Everest Re Group Ltd., (Bermuda)	399
49		Fidelity National Financial, Inc.	956
32		Hanover Insurance Group, Inc. (The)	927
84		IPC Holdings Ltd., (Bermuda)	2,266
147		Montpelier Re Holdings Ltd., (Bermuda)	1,908
85		Platinum Underwriters Holdings Ltd., (Bermuda)	2,420
181		Principal Financial Group, Inc.	1,483
47		ProAssurance Corp. (a)	2,200
77		StanCorp Financial Group, Inc.	1,757
34		Travelers Cos., Inc. (The)	1,380
154		Unum Group	1,923
312		XL Capital Ltd., (Bermuda), Class A	1,705

			34,249

		Internet & Catalog Retail — 0.4%
12		Expedia, Inc. (a)	109
61		Netflix, Inc. (a)	2,604

			2,713

		Internet Software & Services — 1.1%
218		EarthLink, Inc. (a)	1,431
6		IAC/InterActiveCorp. (a)	97
57		Sohu.com, Inc., (China) (a)	2,335
84		VeriSign, Inc. (a)	1,589
59		VistaPrint Ltd., (Bermuda) (a)	1,635

			7,087

		IT Services — 2.9%
88		Accenture Ltd., (Bermuda), Class A	2,415
56		Alliance Data Systems Corp. (a)	2,076
15		Automatic Data Processing, Inc.	532
116		Broadridge Financial Solutions, Inc.	2,167
35		CACI International, Inc., Class A (a)	1,284
71		Computer Sciences Corp. (a)	2,616
71		Convergys Corp. (a)	571
29		DST Systems, Inc. (a)	999
43		Fidelity National Information Services, Inc.	780
83		Fiserv, Inc. (a)	3,026
10		Global Payments, Inc.	343
13		Hewitt Associates, Inc., Class A (a)	398
29		Visa, Inc., Class A	1,614

			18,821

		Leisure Equipment & Products — 0.4%
26		Hasbro, Inc.	641
105		Polaris Industries, Inc.	2,257

			2,898

		Machinery — 2.6%
87		AGCO Corp. (a)	1,706
119		Briggs & Stratton Corp.	1,971
71		Bucyrus International, Inc.	1,083
26		Crane Co.	442
63		Dover Corp.	1,670
9		Flowserve Corp.	518
53		ITT Corp.	2,050
73		Joy Global, Inc.	1,544
140		Manitowoc Co., Inc. (The)	458
50		Robbins & Myers, Inc.	760
41		SPX Corp.	1,938
177		Terex Corp. (a)	1,636
28		Timken Co.	384
19		Toro Co.	466

			16,626

		Marine — 0.3%
159		Genco Shipping & Trading Ltd.	1,965

		Media — 1.5%
403		CBS Corp., Class B	1,547
25		Comcast Corp., Class A	344
54		Discovery Communications, Inc., Class A (a)	862
94		DISH Network Corp., Class A (a)	1,044
453		Interpublic Group of Cos., Inc. (The) (a)	1,868
58		Liberty Global, Inc., Class A (a)	839
84		McGraw-Hill Cos., Inc. (The)	1,913
43		Time Warner Cable, Inc.	1,077

			9,494

		Metals & Mining — 1.2%
33		AK Steel Holding Corp.	237
6		Carpenter Technology Corp.	87
64		Cliffs Natural Resources, Inc.	1,165
37		Compass Minerals International, Inc.	2,071
95		Reliance Steel & Aluminum Co.	2,490
81		United States Steel Corp.	1,706

			7,756

		Multiline Retail — 0.8%
122		Big Lots, Inc. (a)	2,537
12		Dollar Tree, Inc. (a)	515
17		Family Dollar Stores, Inc.	580
171		Macy’s, Inc.	1,521

			5,153

		Multi-Utilities — 1.8%
55		Ameren Corp.	1,276
30		Avista Corp.	407
70		Black Hills Corp.	1,244
219		CenterPoint Energy, Inc.	2,282
191		CMS Energy Corp.	2,259
82		DTE Energy Co.	2,262
30		Integrys Energy Group, Inc.	793
64		PNM Resources, Inc.	533
32		SCANA Corp.	995

			12,051

		Office Electronics — 0.2%
282		Xerox Corp.	1,285

		Oil, Gas & Consumable Fuels — 4.9%
85		Alpha Natural Resources, Inc. (a)	1,508
23		Anadarko Petroleum Corp.	886
97		Arena Resources, Inc. (a)	2,471
64		Chesapeake Energy Corp.	1,087
57		Comstock Resources, Inc. (a)	1,712
47		ConocoPhillips	1,826
8		Devon Energy Corp.	339
283		El Paso Corp.	1,768
62		Encore Acquisition Co. (a)	1,454
92		Frontline Ltd., (Bermuda)	1,592
127		Mariner Energy, Inc. (a)	981
127		Massey Energy Co.	1,290
72		Overseas Shipholding Group, Inc.	1,641
32		Peabody Energy Corp.	811
119		Plains Exploration & Production Co. (a)	2,045
64		Southwestern Energy Co. (a)	1,914
114		St. Mary Land & Exploration Co.	1,509
42		Swift Energy Co. (a)	303
34		Tesoro Corp.	462
113		Valero Energy Corp.	2,019
73		Walter Industries, Inc.	1,661
51		Williams Cos., Inc.	580
67		World Fuel Services Corp.	2,127

			31,986

		Personal Products — 0.7%
101		Alberto-Culver Co.	2,284
117		Herbalife Ltd., (Cayman Islands)	1,752
58		NBTY, Inc. (a)	816

			4,852

		Pharmaceuticals — 3.3%
190		Biovail Corp., (Canada)	2,079
121		Bristol-Myers Squibb Co.	2,642
56		Eli Lilly & Co.	1,871
124		Endo Pharmaceuticals Holdings, Inc. (a)	2,198
98		Forest Laboratories, Inc. (a)	2,159
140		Mylan, Inc. (a)	1,879
180		Pfizer, Inc.	2,454
128		Sepracor, Inc. (a)	1,883
110		Valeant Pharmaceuticals International (a)	1,963
176		ViroPharma, Inc. (a)	922
43		Watson Pharmaceuticals, Inc. (a)	1,335

			21,385

		Professional Services — 1.1%
31		Corporate Executive Board Co. (The)	453
82		Manpower, Inc.	2,582
182		MPS Group, Inc. (a)	1,082
5		Robert Half International, Inc.	89
54		Watson Wyatt Worldwide, Inc., Class A	2,674

			6,880

		Real Estate Investment Trusts (REITs) — 0.5%
9		AvalonBay Communities, Inc.	441
16		Camden Property Trust	352
37		Liberty Property Trust	705
52		Macerich Co. (The)	325
29		ProLogis	190
13		Simon Property Group, Inc.	456
63		SL Green Realty Corp.	677

			3,146

		Road & Rail — 0.9%
43		CSX Corp.	1,119
15		J.B. Hunt Transport Services, Inc.	363
47		Norfolk Southern Corp.	1,597
8		Old Dominion Freight Line, Inc. (a)	199
42		Ryder System, Inc.	1,188
77		Werner Enterprises, Inc.	1,164

			5,630

		Semiconductors & Semiconductor Equipment — 2.3%
43		Amkor Technology, Inc. (a)	116
93		Broadcom Corp., Class A (a)	1,856
364		Integrated Device Technology, Inc. (a)	1,658
795		LSI Corp. (a)	2,416
303		Marvell Technology Group Ltd., (Bermuda) (a)	2,774
40		Silicon Laboratories, Inc. (a)	1,061
263		Skyworks Solutions, Inc. (a)	2,120
392		STMicroelectronics N.V., (Switzerland)	1,943
80		Tessera Technologies, Inc. (a)	1,070

			15,014

		Software — 3.0%
46		Autodesk, Inc. (a)	766
81		Mentor Graphics Corp. (a)	359
303		Novell, Inc. (a)	1,293
39		Nuance Communications, Inc. (a)	422
235		Parametric Technology Corp. (a)	2,344
185		Quest Software, Inc. (a)	2,349
80		Sybase, Inc. (a)	2,416
224		Symantec Corp. (a)	3,353
139		Synopsys, Inc. (a)	2,879
126		Take-Two Interactive Software, Inc. (a)	1,056
394		TIBCO Software, Inc. (a)	2,311

			19,548

		Specialty Retail — 4.8%
48		Advance Auto Parts, Inc.	1,988
75		Aeropostale, Inc. (a)	1,983
5		AutoZone, Inc. (a)	826
37		Buckle, Inc. (The)	1,172
100		Children’s Place Retail Stores, Inc. (The) (a)	2,191
138		Collective Brands, Inc. (a)	1,343
280		Foot Locker, Inc.	2,930
190		Gap, Inc. (The)	2,469
136		Guess?, Inc.	2,858
73		Gymboree Corp. (a)	1,549
234		Limited Brands, Inc.	2,033
221		RadioShack Corp.	1,897
66		Ross Stores, Inc.	2,356
57		Sherwin-Williams Co. (The)	2,952
10		TJX Cos., Inc.	265
66		Tractor Supply Co. (a)	2,391

			31,203

		Textiles, Apparel & Luxury Goods — 2.0%
98		Carter’s, Inc. (a)	1,844
44		Columbia Sportswear Co.	1,318
28		Deckers Outdoor Corp. (a)	1,472
273		Jones Apparel Group, Inc.	1,154
96		Phillips-Van Heusen Corp.	2,166
51		Polo Ralph Lauren Corp.	2,145
107		Warnaco Group, Inc. (The) (a)	2,562
4		Wolverine World Wide, Inc.	64

			12,725

		Tobacco — 0.7%
168		Altria Group, Inc.	2,688
12		Philip Morris International, Inc.	440
45		Reynolds American, Inc.	1,608

			4,736

		Trading Companies & Distributors — 0.7%
80		GATX Corp.	1,628
202		United Rentals, Inc. (a)	849
125		WESCO International, Inc. (a)	2,274

			4,751

		Water Utilities — 0.2%
58		American Water Works Co., Inc.	1,109

		Wireless Telecommunication Services — 1.0%
192		MetroPCS Communications, Inc. (a)	3,272
168		Sprint Nextel Corp. (a)	599
172		Syniverse Holdings, Inc. (a)	2,718

			6,589

		Total Long-Term Investments (Cost $694,091)	580,961

		Short-Term Investment — 14.1%
		Investment Company — 14.1%
91,443		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810%, (b) (l) (Cost $91,443)	91,443

		Total Investments — 103.3% (Cost $785,534)	672,404
		Liabilities in Excess of Other Assets — (3.3)%	(21,244)

		NET ASSETS — 100.0%	$651,160

		Short Positions — 88.6%
		Common Stocks — 88.6%
		Aerospace & Defense — 1.4%
13		Aerovironment, Inc. (a)	280
62		Boeing Co.	2,220
67		Curtiss-Wright Corp.	1,867
238		Hexcel Corp. (a)	1,563
16		Precision Castparts Corp.	975
21		Rockwell Collins, Inc.	684
159		Spirit Aerosystems Holdings, Inc., Class A (a)	1,588

			9,177

		Air Freight & Logistics — 0.3%
34		C.H. Robinson Worldwide, Inc.	1,558
7		FedEx Corp.	316

			1,874

		Airlines — 0.7%
185		Continental Airlines, Inc., Class B (a)	1,626
175		Delta Air Lines, Inc. (a)	985
535		JetBlue Airways Corp. (a)	1,954

			4,565

		Auto Components — 1.0%
79		BorgWarner, Inc.	1,600
202		Gentex Corp.	2,014
352		Goodyear Tire & Rubber Co. (The) (a)	2,202
31		Johnson Controls, Inc.	368

			6,184

		Automobiles — 0.6%
179		Harley-Davidson, Inc.	2,393
99		Thor Industries, Inc.	1,553

			3,946

		Beverages — 1.0%
32		Brown-Forman Corp., Class B	1,256
16		Coca-Cola Co. (The)	716
20		Dr. Pepper Snapple Group, Inc. (a)	331
48		Hansen Natural Corp. (a)	1,713
72		Molson Coors Brewing Co., Class B	2,473

			6,489

		Biotechnology — 1.0%
20		Celgene Corp. (a)	878
37		Myriad Genetics, Inc. (a)	1,672
8		Onyx Pharmaceuticals, Inc. (a)	241
31		OSI Pharmaceuticals, Inc. (a)	1,186
36		United Therapeutics Corp. (a)	2,376
16		Vertex Pharmaceuticals, Inc. (a)	450

			6,803

		Building Products — 0.4%
77		Simpson Manufacturing Co., Inc.	1,387
187		USG Corp. (a)	1,424

			2,811

		Capital Markets — 3.0%
37		Affiliated Managers Group, Inc. (a)	1,538
3		BlackRock, Inc.	406
1,002		E*Trade Financial Corp. (a)	1,283
26		Franklin Resources, Inc.	1,403
8		Goldman Sachs Group, Inc. (The)	862
248		Janus Capital Group, Inc.	1,647
187		Jefferies Group, Inc.	2,584
60		KBW, Inc. (a)	1,227
138		Legg Mason, Inc.	2,192
170		SEI Investments Co.	2,079
68		T. Rowe Price Group, Inc.	1,968
117		Waddell & Reed Financial, Inc., Class A	2,107

			19,296

		Chemicals — 2.5%
8		Air Products & Chemicals, Inc.	424
96		Albemarle Corp.	2,081
117		Cabot Corp.	1,230
100		Calgon Carbon Corp. (a)	1,418
33		Celanese Corp., Class A	439
91		Cytec Industries, Inc.	1,361
82		E.l. du Pont de Nemours & Co.	1,829
43		Eastman Chemical Co.	1,158
94		H.B. Fuller Co.	1,217
108		Intrepid Potash, Inc. (a)	1,994
4		Praxair, Inc.	296
83		Sensient Technologies Corp.	1,949
41		Westlake Chemical Corp.	599

			15,995

		Commercial Banks — 3.4%
15		City National Corp.	495
171		East West Bancorp, Inc.	780
807		Fifth Third Bancorp	2,357
244		First Horizon National Corp.	2,619
192		Fulton Financial Corp.	1,273
33		Hancock Holding Co.	1,044
345		KeyCorp	2,712
330		Marshall & Ilsley Corp.	1,861
100		National Penn Bancshares, Inc.	831
8		PNC Financial Services Group, Inc.	220
38		PrivateBancorp, Inc.	553
430		Regions Financial Corp.	1,833
20		Signature Bank (a)	565
44		SunTrust Banks, Inc.	522
633		Synovus Financial Corp.	2,056
70		Valley National Bancorp	861
3		Wilmington Trust Corp.	26
183		Zions Bancorp	1,796

			22,404

		Commercial Services & Supplies — 3.4%
29		Avery Dennison Corp.	651
30		Cintas Corp.	732
44		Clean Harbors, Inc. (a)	2,098
68		Copart, Inc. (a)	2,011
172		Corrections Corp. of America (a)	2,207
154		Covanta Holding Corp. (a)	2,019
154		GEO Group, Inc. (The) (a)	2,042
18		Iron Mountain, Inc. (a)	402
115		Republic Services, Inc.	1,977
57		Stericycle, Inc. (a)	2,726
89		Tetra Tech, Inc. (a)	1,815
13		United Stationers, Inc. (a)	352
90		Waste Connections, Inc. (a)	2,324
32		Waste Management, Inc.	811

			22,167

		Communications Equipment — 1.5%
539		Brocade Communications Systems, Inc. (a)	1,860
214		Corning, Inc.	2,844
95		Infinera Corp. (a)	706
56		QUALCOMM, Inc.	2,171
51		Research In Motion Ltd., (Canada) (a)	2,208

			9,789

		Computers & Peripherals — 0.5%
35		EMC Corp. (a)	396
233		SanDisk Corp. (a)	2,947

			3,343

		Construction & Engineering — 0.6%
78		Aecom Technology Corp. (a)	2,024
91		Quanta Services, Inc. (a)	1,948

			3,972

		Construction Materials — 1.1%
98		Eagle Materials, Inc.	2,381
32		Martin Marietta Materials, Inc.	2,533
88		Texas Industries, Inc.	2,189
5		Vulcan Materials Co.	229

			7,332

		Consumer Finance — 0.6%
65		AmeriCredit Corp. (a)	378
111		Capital One Financial Corp.	1,358
302		Discover Financial Services	1,908

			3,644

		Containers & Packaging — 0.8%
12		AptarGroup, Inc.	387
41		Ball Corp.	1,771
51		Greif, Inc., Class A	1,709
101		Packaging Corp. of America	1,321

			5,188

		Distributors — 0.2%
34		Genuine Parts Co.	1,012

		Diversified Consumer Services — 1.0%
44		DeVry, Inc.	2,107
23		Matthews International Corp., Class A	649
223		Service Corp. International	779
295		Sotheby’s	2,652

			6,187

		Diversified Financial Services — 1.4%
836		CIT Group, Inc.	2,384
2		CME Group, Inc.	615
29		IntercontinentalExchange, Inc. (a)	2,146
111		Moody’s Corp.	2,542
6		MSCI, Inc., Class A (a)	107
43		NASDAQ OMX Group, Inc. (The) (a)	846
40		NYSE Euronext	712

			9,352

		Diversified Telecommunication Services — 0.8%
99		AT&T, Inc.	2,496
255		tw telecom, Inc. (a)	2,235
50		Windstream Corp.	402

			5,133

		Electric Utilities — 3.2%
94		Allegheny Energy, Inc.	2,172
31		Allete, Inc.	830
124		Cleco Corp.	2,685
52		Exelon Corp.	2,371
31		FPL Group, Inc.	1,586
121		Great Plains Energy, Inc.	1,623
124		Northeast Utilities	2,669
40		NV Energy, Inc.	377
41		Progress Energy, Inc.	1,489
41		Southern Co.	1,265
58		UniSource Energy Corp.	1,644
138		Westar Energy, Inc.	2,424

			21,135

		Electrical Equipment — 1.1%
33		AMETEK, Inc.	1,034
56		Baldor Electric Co.	813
74		Brady Corp., Class A	1,307
16		Rockwell Automation, Inc.	341
65		Roper Industries, Inc.	2,763
83		Woodward Governor Co.	933

			7,191

		Electronic Equipment, Instruments & Components — 2.0%
109		Agilent Technologies, Inc. (a)	1,676
56		Amphenol Corp., Class A	1,596
17		Anixter International, Inc. (a)	548
100		FLIR Systems, Inc. (a)	2,050
46		Itron, Inc. (a)	2,173
148		Molex, Inc.	2,030
65		National Instruments Corp.	1,207
122		Trimble Navigation Ltd. (a)	1,859

			13,139

		Energy Equipment & Services — 1.8%
71		Bristow Group, Inc. (a)	1,527
82		Dril-Quip, Inc. (a)	2,528
105		Exterran Holdings, Inc. (a)	1,685
46		Oceaneering International, Inc. (a)	1,713
47		Schlumberger Ltd.	1,923
15		Smith International, Inc.	327
160		Weatherford International Ltd. (a)	1,776

			11,479

		Food & Staples Retailing — 1.0%
6		Costco Wholesale Corp.	301
29		CVS/Caremark Corp.	797
91		Ruddick Corp.	2,034
45		United Natural Foods, Inc. (a)	858
94		Walgreen Co.	2,434

			6,424

		Food Products — 2.9%
13		Campbell Soup Co.	365
159		ConAgra Foods, Inc.	2,681
49		Corn Products International, Inc.	1,030
83		Flowers Foods, Inc.	1,938
47		Hormel Foods Corp.	1,490
37		JM Smucker Co. (The)	1,378
73		McCormick & Co., Inc. (Non-Voting)	2,151
36		Ralcorp Holdings, Inc. (a)	1,923
47		Sanderson Farms, Inc.	1,781
214		Smithfield Foods, Inc. (a)	2,023
224		Tyson Foods, Inc., Class A	2,103

			18,863

		Gas Utilities — 1.8%
14		AGL Resources, Inc.	367
86		EQT Corp.	2,701
25		Nicor, Inc.	832
65		Northwest Natural Gas Co.	2,814
62		Piedmont Natural Gas Co., Inc.	1,597
50		South Jersey Industries, Inc.	1,753
51		Southwest Gas Corp.	1,079
19		WGL Holdings, Inc.	636

			11,779

		Health Care Equipment & Supplies — 3.5%
26		Alcon, Inc., (Switzerland)	2,378
72		DENTSPLY International, Inc.	1,946
40		Haemonetics Corp. (a)	2,196
45		IDEXX Laboratories, Inc. (a)	1,563
85		Immucor, Inc. (a)	2,134
18		Intuitive Surgical, Inc. (a)	1,762
11		Medtronic, Inc.	339
86		Meridian Bioscience, Inc.	1,552
65		NuVasive, Inc. (a)	2,037
57		Stryker Corp.	1,936
54		West Pharmaceutical Services, Inc.	1,784
89		Wright Medical Group, Inc. (a)	1,158
49		Zimmer Holdings, Inc. (a)	1,784

			22,569

		Health Care Providers & Services — 2.2%
128		Brookdale Senior Living, Inc.	645
47		Cardinal Health, Inc.	1,470
9		DaVita, Inc. (a)	403
43		Health Net, Inc. (a)	621
47		Henry Schein, Inc. (a)	1,871
12		Medco Health Solutions, Inc. (a)	479
41		Mednax, Inc. (a)	1,202
95		Patterson Cos., Inc. (a)	1,797
93		Psychiatric Solutions, Inc. (a)	1,465
1,121		Tenet Healthcare Corp. (a)	1,300
46		UnitedHealth Group, Inc.	954
87		VCA Antech, Inc. (a)	1,953

			14,160

		Health Care Technology — 0.8%
139		Allscripts-Misys Healthcare Solutions, Inc.	1,434
51		athenahealth, Inc. (a)	1,234
30		Cerner Corp. (a)	1,335
148		Eclipsys Corp. (a)	1,503

			5,506

		Hotels, Restaurants & Leisure — 2.5%
89		Burger King Holdings, Inc.	2,050
132		Gaylord Entertainment Co. (a)	1,096
755		Las Vegas Sands Corp. (a)	2,272
39		MGM Mirage (a)	91
6		Royal Caribbean Cruises Ltd.	45
146		Scientific Games Corp., Class A (a)	1,767
216		Sonic Corp. (a)	2,168
274		Starbucks Corp. (a)	3,046
75		Tim Hortons, Inc., (Canada)	1,900
411		Wendy’s/Arby’s Group, Inc., Class A	2,065

			16,500

		Household Durables — 0.7%
187		KB Home	2,469
60		MDC Holdings, Inc.	1,873

			4,342

		Household Products — 0.1%
15		Kimberly-Clark Corp.	676

		Independent Power Producers & Energy Traders — 0.5%
192		Calpine Corp. (a)	1,305
14		Ormat Technologies, Inc.	391
381		Reliant Energy, Inc. (a)	1,216

			2,912

		Industrial Conglomerates — 0.8%
36		3M Co.	1,773
122		McDermott International, Inc. (a)	1,639
80		Tyco International Ltd., (Bermuda)	1,557

			4,969

		Insurance — 1.7%
20		Arthur J. Gallagher & Co.	345
64		Assured Guaranty Ltd., (Bermuda)	433
26		First American Corp.	701
106		Loews Corp.	2,334
453		MBIA, Inc. (a)	2,076
29		Mercury General Corp.	863
15		MetLife, Inc.	352
206		Old Republic International Corp.	2,230
24		Prudential Financial, Inc.	460
13		Reinsurance Group of America, Inc.	425
30		Zenith National Insurance Corp.	729

			10,948

		Internet & Catalog Retail — 0.2%
509		Liberty Media Corp. - Interactive, Class A (a)	1,477

		Internet Software & Services — 1.7%
122		Akamai Technologies, Inc. (a)	2,360
153		eBay, Inc. (a)	1,918
8		Google, Inc., Class A (a)	2,772
189		Omniture, Inc. (a)	2,491
128		Yahoo!, Inc. (a)	1,638

			11,179

		IT Services — 0.9%
116		Cognizant Technology Solutions Corp., Class A (a)	2,418
147		Cybersource Corp. (a)	2,184
106		SRA International, Inc., Class A (a)	1,562

			6,164

		Life Sciences Tools & Services — 1.3%
75		Charles River Laboratories International, Inc. (a)	2,050
40		Covance, Inc. (a)	1,415
39		Dionex Corp. (a)	1,834
11		Illumina, Inc. (a)	397
23		Luminex Corp. (a)	410
139		Parexel International Corp. (a)	1,353
57		Sequenom, Inc. (a)	817

			8,276

		Machinery — 3.9%
84		Actuant Corp., Class A	871
71		Caterpillar, Inc.	1,978
45		Clarcor, Inc.	1,124
62		Deere & Co.	2,024
83		Donaldson Co., Inc.	2,232
31		Eaton Corp.	1,157
118		Graco, Inc.	2,006
47		Harsco Corp.	1,038
73		IDEX Corp.	1,605
158		Ingersoll-Rand Co., Ltd., (Bermuda), Class A	2,182
80		Kaydon Corp.	2,193
41		Kennametal, Inc.	658
52		Nordson Corp.	1,470
84		PACCAR, Inc.	2,174
30		Pentair, Inc.	655
42		Valmont Industries, Inc.	2,119

			25,486

		Marine — 0.2%
51		Kirby Corp. (a)	1,348

		Media — 1.4%
54		Cablevision Systems Corp., Class A	705
78		DreamWorks Animation SKG, Inc., Class A (a)	1,692
177		Lamar Advertising Co., Class A (a)	1,730
45		Morningstar, Inc. (a)	1,522
72		Viacom, Inc., Class B (a)	1,256
112		Walt Disney Co. (The)	2,030

			8,935

		Metals & Mining — 1.5%
295		Alcoa, Inc.	2,162
174		Commercial Metals Co.	2,010
38		Kaiser Aluminum Corp.	879
70		Southern Copper Corp.	1,226
173		Steel Dynamics, Inc.	1,527
321		Titanium Metals Corp.	1,755

			9,559

		Multiline Retail — 1.0%
76		Kohl’s Corp. (a)	3,231
98		Nordstrom, Inc.	1,649
56		Target Corp.	1,930

			6,810

		Multi-Utilities — 1.2%
41		Alliant Energy Corp.	1,017
45		Consolidated Edison, Inc.	1,796
51		OGE Energy Corp.	1,207
13		Sempra Energy	603
148		TECO Energy, Inc.	1,645
43		Wisconsin Energy Corp.	1,783

			8,051

		Oil, Gas & Consumable Fuels — 4.0%
19		Apache Corp.	1,194
167		BPZ Resources, Inc. (a)	620
16		Cabot Oil & Gas Corp.	380
19		Cimarex Energy Co.	352
111		Continental Resources, Inc. (a)	2,352
166		Delta Petroleum Corp. (a)	199
141		EXCO Resources, Inc. (a)	1,414
146		Frontier Oil Corp.	1,861
37		Hess Corp.	2,012
33		Holly Corp.	703
33		Murphy Oil Corp.	1,485
10		Newfield Exploration Co. (a)	232
31		Nordic American Tanker Shipping, (Bermuda)	908
7		Occidental Petroleum Corp.	383
122		PetroHawk Energy Corp. (a)	2,342
124		Pioneer Natural Resources Co.	2,037
207		Quicksilver Resources, Inc. (a)	1,145
9		Range Resources Corp.	380
192		SandRidge Energy, Inc. (a)	1,265
156		Spectra Energy Corp.	2,211
27		W&T Offshore, Inc.	168
13		Whiting Petroleum Corp. (a)	349
73		XTO Energy, Inc.	2,237

			26,229

		Paper & Forest Products — 0.3%
73		Weyerhaeuser Co.	2,001

		Personal Products — 0.3%
3		Chattem, Inc. (a)	150
82		Estee Lauder Cos., Inc. (The), Class A	2,017

			2,167

		Pharmaceuticals — 1.1%
71		Allergan, Inc.	3,380
61		Auxilium Pharmaceuticals, Inc. (a)	1,684
74		Medicines Co. (The) (a)	799
63		XenoPort, Inc. (a)	1,221

			7,084

		Professional Services — 0.8%
35		FTI Consulting, Inc. (a)	1,748
36		Huron Consulting Group, Inc. (a)	1,526
44		IHS, Inc., Class A (a)	1,821

			5,095

		Real Estate Investment Trusts (REITs) — 0.4%
40		AMB Property Corp.	579
3		Apartment Investment & Management Co., Class A	18
20		Home Properties, Inc.	610
39		Kimco Realty Corp.	299
46		UDR, Inc.	400
6		Vornado Realty Trust	213
22		Weingarten Realty Investors	212

			2,331

		Road & Rail — 0.8%
53		Con-way, Inc.	959
34		Genesee & Wyoming, Inc., Class A (a)	728
31		Heartland Express, Inc.	456
90		Hertz Global Holdings, Inc. (a)	353
91		Kansas City Southern (a)	1,162
51		Landstar System, Inc.	1,710

			5,368

		Semiconductors & Semiconductor Equipment — 4.0%
393		Advanced Micro Devices, Inc. (a)	1,198
217		Applied Materials, Inc.	2,335
153		Atheros Communications, Inc. (a)	2,243
86		Cymer, Inc. (a)	1,921
92		FormFactor, Inc. (a)	1,660
3		Hittite Microwave Corp. (a)	96
126		International Rectifier Corp. (a)	1,696
89		KLA-Tencor Corp.	1,772
96		Lam Research Corp. (a)	2,196
23		MEMC Electronic Materials, Inc. (a)	375
37		Microchip Technology, Inc.	791
785		Micron Technology, Inc. (a)	3,189
40		Novellus Systems, Inc. (a)	663
265		NVIDIA Corp. (a)	2,613
62		Teradyne, Inc. (a)	273
141		Varian Semiconductor Equipment Associates, Inc. (a)	3,050

			26,071

		Software — 3.3%
138		Activision Blizzard, Inc. (a)	1,439
68		ANSYS, Inc. (a)	1,708
453		Cadence Design Systems, Inc. (a)	1,901
88		Citrix Systems, Inc. (a)	2,003
315		Compuware Corp. (a)	2,078
124		Electronic Arts, Inc. (a)	2,264
56		Jack Henry & Associates, Inc.	914
127		Macrovision Solutions Corp. (a)	2,265
63		McAfee, Inc. (a)	2,110
14		Quality Systems, Inc.	651
81		Solera Holdings, Inc. (a)	2,009
87		VMware, Inc., Class A (a)	2,052

			21,394

		Specialty Retail — 4.7%
82		Abercrombie & Fitch Co., Class A	1,962
164		American Eagle Outfitters, Inc.	2,012
103		Bed Bath & Beyond, Inc. (a)	2,537
76		Best Buy Co., Inc.	2,897
236		CarMax, Inc. (a)	2,935
477		Chico’s FAS, Inc. (a)	2,560
34		GameStop Corp., Class A (a)	947
136		J Crew Group, Inc. (a)	1,787
24		Lowe’s Cos., Inc.	436
144		Men’s Wearhouse, Inc. (The)	2,183
694		Office Depot, Inc. (a)	909
142		Penske Auto Group, Inc.	1,324
120		Staples, Inc.	2,166
78		Tiffany & Co.	1,688
80		Urban Outfitters, Inc. (a)	1,304
260		Williams-Sonoma, Inc.	2,616

			30,263

		Textiles, Apparel & Luxury Goods — 0.1%
—	(h)	Nike, Inc., Class B	12
40		Under Armour, Inc., Class A (a)	658

			670

		Thrifts & Mortgage Finance — 0.4%
129		People’s United Financial, Inc.	2,314
43		Washington Federal, Inc.	568

			2,882

		Trading Companies & Distributors — 0.5%
71		Applied Industrial Technologies, Inc.	1,195
65		Fastenal Co.	2,084

			3,279

		Wireless Telecommunication Services — 0.8%
100		American Tower Corp., Class A (a)	3,041
104		Crown Castle International Corp. (a)	2,119

			5,160

		Total Common Stocks (Cost $819,157)	576,534

		Right — 0.0% (g)
1		Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Proceeds $—)	1

		Total Short Positions (Proceeds $819,157)	576,535

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2009.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,568
Aggregate gross unrealized depreciation	(141,698)

Net unrealized appreciation/depreciation	$(113,130)

Federal income tax cost of investments	$785,534

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*

Level 1 – Quoted prices	$ 670,461	$ (576,535)	$ —
Level 2 – Other significant observable inputs	1,943	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 672,404	$ (576,535)	$ —

†

Liabilities in securities sold short may include written options.

*

Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.3%
	Common Stocks — 97.3%
	Aerospace & Defense — 1.0%
102	HEICO Corp. (c)	2,482

	Air Freight & Logistics — 1.1%
59	Hub Group, Inc., Class A (a)	1,009
137	UTi Worldwide, Inc., (United Kingdom)	1,633

		2,642

	Biotechnology — 5.5%
42	Alexion Pharmaceuticals, Inc. (a) (c)	1,585
201	BioMarin Pharmaceutical, Inc. (a) (c)	2,480
377	Halozyme Therapeutics, Inc. (a)	2,060
121	Myriad Genetics, Inc. (a)	5,479
94	Theravance, Inc. (a) (c)	1,599

		13,203

	Building Products — 1.0%
46	Lennox International, Inc.	1,207
70	Simpson Manufacturing Co., Inc. (c)	1,252

		2,459

	Capital Markets — 2.8%
36	Affiliated Managers Group, Inc. (a)	1,514
225	Calamos Asset Management, Inc., Class A	1,080
102	Investment Technology Group, Inc. (a) (c)	2,612
184	thinkorswim Group, Inc. (a)	1,590

		6,796

	Chemicals — 0.3%
172	Innospec, Inc., (United Kingdom)	650

	Commercial Services & Supplies — 2.8%
179	GEO Group, Inc. (The) (a)	2,366
170	Waste Connections, Inc. (a)	4,356

		6,722

	Communications Equipment — 4.5%
74	F5 Networks, Inc. (a)	1,554
165	Neutral Tandem, Inc. (a)	4,067
251	ViaSat, Inc. (a)	5,235

		10,856

	Computers & Peripherals — 2.0%
177	Data Domain, Inc. (a) (c)	2,222
98	Synaptics, Inc. (a) (c)	2,614

		4,836

	Construction & Engineering — 0.6%
53	Aecom Technology Corp. (a)	1,380

	Construction Materials — 1.3%
124	Eagle Materials, Inc. (c)	3,005

	Distributors — 1.6%
262	LKQ Corp. (a) (c)	3,742

	Diversified Consumer Services — 3.8%
152	Grand Canyon Education, Inc. (a)	2,627
161	K12, Inc. (a) (c)	2,237
236	Lincoln Educational Services Corp. (a) (c)	4,325

		9,189

	Diversified Financial Services — 1.2%
172	MSCI, Inc., Class A (a)	2,903

	Diversified Telecommunication Services — 1.5%
196	Cbeyond, Inc. (a) (c)	3,688

	Electrical Equipment — 1.5%
45	Energy Conversion Devices, Inc. (a) (c)	603
119	EnerSys (a)	1,448
42	Powell Industries, Inc. (a) (c)	1,465

		3,516

	Electronic Equipment, Instruments & Components — 0.8%
94	FLIR Systems, Inc. (a)	1,928

	Energy Equipment & Services — 0.5%
35	Oceaneering International, Inc. (a)	1,287

	Food & Staples Retailing — 0.4%
80	Susser Holdings Corp. (a)	1,068

	Health Care Equipment & Supplies — 6.7%
216	Hologic, Inc. (a)	2,826
301	Insulet Corp. (a) (c)	1,235
119	Masimo Corp. (a) (c)	3,443
229	Meridian Bioscience, Inc. (c)	4,144
173	Thoratec Corp. (a)	4,438

		16,086

	Health Care Providers & Services — 2.7%
61	Genoptix, Inc. (a)	1,655
163	Gentiva Health Services, Inc. (a)	2,484
152	Psychiatric Solutions, Inc. (a) (c)	2,395

		6,534

	Health Care Technology — 4.4%
496	MedAssets, Inc. (a)	7,070
442	Omnicell, Inc. (a)	3,456

		10,526

	Hotels, Restaurants & Leisure — 2.4%
88	Bally Technologies, Inc. (a)	1,622
178	Jack in the Box, Inc. (a)	4,152

		5,774

	Industrial Conglomerates — 0.5%
64	Carlisle Cos., Inc.	1,248

	Insurance — 3.5%
94	HCC Insurance Holdings, Inc.	2,369
72	ProAssurance Corp. (a)	3,359
109	Tower Group, Inc.	2,678

		8,406

	Internet Software & Services — 5.1%
1,130	Art Technology Group, Inc. (a)	2,882
91	Bankrate, Inc. (a) (c)	2,278
140	DealerTrack Holdings, Inc. (a)	1,830
62	Digital River, Inc. (a) (c)	1,859
394	Switch & Data Facilities Co., Inc. (a) (c)	3,455

		12,304

	IT Services — 1.7%
20	ManTech International Corp., Class A (a)	822
39	NCI, Inc., Class A (a)	1,006
111	Syntel, Inc. (c)	2,276

		4,104

	Life Sciences Tools & Services — 4.9%
280	Bruker Corp. (a)	1,728
585	Enzo Biochem, Inc. (a)	2,352
251	Exelixis, Inc. (a) (c)	1,152
155	Icon plc, (Ireland), ADR (a)	2,498
70	Illumina, Inc. (a)	2,618
78	Medivation, Inc. (a) (c)	1,434

		11,782

	Machinery — 1.7%
59	Bucyrus International, Inc.	892
54	Graco, Inc.	920
89	Wabtec Corp.	2,335

		4,147

	Media — 0.7%
49	Morningstar, Inc. (a) (c)	1,667

	Oil, Gas & Consumable Fuels — 4.9%
132	Cabot Oil & Gas Corp.	3,118
81	Comstock Resources, Inc. (a)	2,414
152	Concho Resources, Inc. (a)	3,877
178	Forest Oil Corp. (a)	2,337

		11,746

	Pharmaceuticals — 0.8%
295	Sucampo Pharmaceuticals, Inc., Class A (a)	1,805

	Professional Services — 2.8%
76	FTI Consulting, Inc. (a)	3,751
58	Watson Wyatt Worldwide, Inc., Class A	2,858

		6,609

	Road & Rail — 2.4%
105	Landstar System, Inc.	3,499
101	Old Dominion Freight Line, Inc. (a)	2,383

		5,882

	Semiconductors & Semiconductor Equipment — 3.5%
72	Hittite Microwave Corp. (a)	2,257
276	Microsemi Corp. (a)	3,200
87	Tessera Technologies, Inc. (a)	1,159
81	Varian Semiconductor Equipment Associates, Inc. (a) (c)	1,746

		8,362

	Software — 8.6%
97	ANSYS, Inc. (a)	2,433
175	Blackboard, Inc. (a) (c)	5,542
234	NetSuite, Inc. (a) (c)	2,637
501	Nuance Communications, Inc. (a) (c)	5,441
226	Taleo Corp., Class A (a)	2,669
670	THQ, Inc. (a)	2,036

		20,758

	Specialty Retail — 2.1%
197	AnnTaylor Stores Corp. (a) (c)	1,024
154	DSW, Inc., Class A (a) (c)	1,426
188	J Crew Group, Inc. (a) (c)	2,475

		4,925

	Textiles, Apparel & Luxury Goods — 2.5%
23	Deckers Outdoor Corp. (a)	1,220
412	Iconix Brand Group, Inc. (a) (c)	3,648
76	Under Armour, Inc., Class A (a) (c)	1,249

		6,117

	Thrifts & Mortgage Finance — 0.6%
60	WSFS Financial Corp.	1,335

	Trading Companies & Distributors — 0.6%
102	Beacon Roofing Supply, Inc. (a)	1,369

	Total Long-Term Investments (Cost $291,838)	233,838

	Short-Term Investment — 3.5%
	Investment Company — 3.5%
8,431	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $8,431)	8,431

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 23.2%
	Certificate of Deposit — 1.4%
3,500	Calyon, New York, VAR, 0.385%, 03/15/10	3,439

	Corporate Notes — 8.8%
6,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	5,893
7,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	6,617
1,000	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	929
6,000	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	5,685
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,890

		21,014

SHARES

	Investment Company — 13.0%
31,185	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	31,185

	Total Investments of Cash Collateral for Securities on Loan (Cost $56,684)	55,638

	Total Investments — 124.0% (Cost $356,953)	297,907
	Liabilities in Excess of Other Assets — (24.0)%	(57,573)

	NET ASSETS — 100.0%	$240,334

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,912
Aggregate gross unrealized depreciation	(75,958)

Net unrealized appreciation/depreciation	$(59,046)

Federal income tax cost of investments	$356,953

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 273,454	$ —
Level 2 – Other significant observable inputs	24,453	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 297,907	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.1%
	Common Stocks — 97.3%
	Aerospace & Defense — 1.1%
43	Cubic Corp.	1,082
194	Orbital Sciences Corp. (a) (c)	2,304

		3,386

	Air Freight & Logistics — 0.3%
21	Atlas Air Worldwide Holdings, Inc. (a)	366
187	Pacer International, Inc.	653

		1,019

	Airlines — 1.2%
36	Continental Airlines, Inc., Class B (a) (c)	317
58	Hawaiian Holdings, Inc. (a)	216
68	Republic Airways Holdings, Inc. (a)	441
218	SkyWest, Inc.	2,709
15	UAL Corp. (a)	65

		3,748

	Auto Components — 0.4%
201	ArvinMeritor, Inc.	159
19	Autoliv, Inc., (Sweden) (c)	360
81	Modine Manufacturing Co. (c)	202
33	Stoneridge, Inc. (a)	70
35	Superior Industries International, Inc. (c)	417

		1,208

	Biotechnology — 0.4%
31	Arena Pharmaceuticals, Inc. (a) (c)	94
10	InterMune, Inc. (a)	161
39	Nabi Biopharmaceuticals (a)	144
11	Onyx Pharmaceuticals, Inc. (a)	303
9	Pharmasset, Inc. (a)	83
51	Protalix BioTherapeutics, Inc., (Israel) (a)	102
9	Rigel Pharmaceuticals, Inc. (a) (c)	57
29	Seattle Genetics, Inc. (a) (c)	288

		1,232

	Building Products — 0.7%
87	Gibraltar Industries, Inc. (c)	412
17	INSTEEL Industries, Inc. (c)	118
42	Lennox International, Inc.	1,106
36	NCI Building Systems, Inc. (a) (c)	80
54	Quanex Building Products Corp.	407

		2,123

	Capital Markets — 1.3%
28	Affiliated Managers Group, Inc. (a)	1,172
29	Federated Investors, Inc., Class B	635
61	Investment Technology Group, Inc. (a) (c)	1,549
48	Janus Capital Group, Inc.	318
14	Piper Jaffray Cos. (a)	371
27	Pzena Investment Management, Inc., Class A	52
19	thinkorswim Group, Inc. (a)	165

		4,262

	Chemicals — 2.3%
13	GenTek, Inc. (a)	226
194	H.B. Fuller Co.	2,525
63	Innophos Holdings, Inc.	709
21	Sensient Technologies Corp.	501
262	Spartech Corp.	644
83	Terra Industries, Inc.	2,334
40	Zep, Inc.	412

		7,351

	Commercial Banks — 12.9%
53	1st Source Corp.	957
34	AMCORE Financial, Inc. (c)	54
44	BancFirst Corp. (c)	1,587
90	Bank of Hawaii Corp. (c)	2,955
18	Cardinal Financial Corp.	104
82	Cathay General Bancorp (c)	850
53	Central Pacific Financial Corp. (c)	297
39	Chemical Financial Corp. (c)	814
96	City Holding Co. (c)	2,612
58	Commerce Bancshares, Inc.	2,111
76	Community Bank System, Inc. (c)	1,271
64	Community Trust Bancorp, Inc.	1,701
57	Cullen/Frost Bankers, Inc.	2,690
22	Financial Institutions, Inc.	166
95	First Bancorp (c)	403
5	First Citizens BancShares, Inc., Class A	646
23	First Community Bancshares, Inc. (c)	266
65	First Financial Bancorp	622
12	First Financial Bankshares, Inc. (c)	559
13	First Merchants Corp.	142
13	First South Bancorp, Inc. (c)	134
216	FirstMerit Corp.	3,931
1	Fulton Financial Corp. (c)	8
51	Guaranty Bancorp (a)	89
30	Heartland Financial USA, Inc. (c)	403
14	Heritage Commerce Corp. (c)	71
59	Lakeland Bancorp, Inc.	471
15	Lakeland Financial Corp.	278
19	Old National Bancorp	210
13	Old Second Bancorp, Inc. (c)	79
58	Pacific Capital Bancorp	389
63	Provident Bankshares Corp. (c)	441
11	Santander BanCorp (c)	85
11	SCBT Financial Corp. (c)	220
10	Sierra Bancorp (c)	96
53	Simmons First National Corp., Class A	1,335
28	Southwest Bancorp, Inc.	263
10	Suffolk Bancorp	250
218	TCF Financial Corp. (c)	2,563
19	Tompkins Financial Corp. (c)	835
104	UMB Financial Corp. (c)	4,402
56	Umpqua Holdings Corp. (c)	506
4	W Holding Co., Inc. (c)	37
39	Washington Trust Bancorp, Inc.	634
31	Westamerica Bancorp (c)	1,394
111	Whitney Holding Corp. (c)	1,276

		41,207

	Commercial Services & Supplies — 1.8%
9	Amrep Corp. (a)	138
193	Deluxe Corp.	1,861
84	HNI Corp. (c)	869
39	Knoll, Inc.	237
130	Standard Register Co. (The)	596
180	Steelcase, Inc., Class A	900
38	United Stationers, Inc. (a)	1,073

		5,674

	Communications Equipment — 2.1%
520	3Com Corp. (a)	1,607
17	Acme Packet, Inc. (a)	102
59	Arris Group, Inc. (a)	437
62	Avocent Corp. (a)	753
79	Black Box Corp.	1,858
76	CommScope, Inc. (a)	868
97	Emulex Corp. (a)	488
12	InterDigital, Inc. (a)	297
71	Tellabs, Inc. (a)	324
11	UTStarcom, Inc. (a)	8

		6,742

	Computers & Peripherals — 0.9%
231	Electronics for Imaging, Inc. (a)	2,262
46	Hutchinson Technology, Inc. (a) (c)	119
49	Imation Corp.	376
2	Quantum Corp. (a)	1

		2,758

	Construction & Engineering — 1.2%
24	Dycom Industries, Inc. (a)	137
218	EMCOR Group, Inc. (a) (c)	3,736

		3,873

	Construction Materials — 0.1%
39	Headwaters, Inc. (a)	121
58	U.S. Concrete, Inc. (a)	117

		238

	Consumer Finance — 1.4%
19	Advance America Cash Advance Centers, Inc. (c)	32
70	AmeriCredit Corp. (a) (c)	408
173	CompuCredit Corp. (a) (c)	424
12	Credit Acceptance Corp. (a) (c)	259
123	Dollar Financial Corp. (a)	1,170
136	World Acceptance Corp. (a) (c)	2,324

		4,617

	Containers & Packaging — 1.5%
130	Myers Industries, Inc.	800
85	Rock-Tenn Co., Class A	2,299
32	Silgan Holdings, Inc.	1,676

		4,775

	Diversified Consumer Services — 1.1%
61	Coinstar, Inc. (a)	1,985
73	Jackson Hewitt Tax Service, Inc.	380
25	Regis Corp.	357
236	Stewart Enterprises, Inc., Class A (c)	763

		3,485

	Diversified Financial Services — 0.6%
47	Financial Federal Corp.	989
65	PHH Corp. (a)	908

		1,897

	Diversified Telecommunication Services — 1.0%
50	CenturyTel, Inc.	1,392
24	Consolidated Communications Holdings, Inc.	246
236	Frontier Communications Corp.	1,692

		3,330

	Electric Utilities — 1.6%
211	El Paso Electric Co. (a) (c)	2,977
14	Great Plains Energy, Inc.	186
72	UniSource Energy Corp. (c)	2,035

		5,198

	Electrical Equipment — 0.8%
81	Acuity Brands, Inc.	1,826
132	LSI Industries, Inc.	682

		2,508

	Electronic Equipment, Instruments & Components — 2.4%
76	Benchmark Electronics, Inc. (a)	847
110	Cognex Corp.	1,473
139	Coherent, Inc. (a)	2,403
60	CTS Corp.	215
10	Electro Rent Corp.	94
81	Park Electrochemical Corp.	1,396
181	Sanmina-SCI Corp. (a)	55
56	Tech Data Corp. (a)	1,224

		7,707

	Energy Equipment & Services — 0.5%
36	Dresser-Rand Group, Inc. (a)	791
114	Helix Energy Solutions Group, Inc. (a)	588
19	Patterson-UTI Energy, Inc.	172
84	Trico Marine Services, Inc. (a) (c)	176

		1,727

	Food & Staples Retailing — 1.0%
91	Nash Finch Co. (c)	2,567
32	Pantry, Inc. (The) (a)	557

		3,124

	Food Products — 0.7%
144	Del Monte Foods Co.	1,049
20	Ralcorp Holdings, Inc. (a)	1,072

		2,121

	Gas Utilities — 2.6%
6	National Fuel Gas Co.	187
145	Nicor, Inc. (c)	4,832
17	ONEOK, Inc.	394
30	Piedmont Natural Gas Co., Inc. (c)	782
27	South Jersey Industries, Inc.	938
50	Southwest Gas Corp.	1,062
8	UGI Corp.	191

		8,386

	Health Care Equipment & Supplies — 1.4%
169	Invacare Corp. (c)	2,701
46	Teleflex, Inc.	1,810

		4,511

	Health Care Providers & Services — 2.6%
101	Gentiva Health Services, Inc. (a)	1,528
108	Magellan Health Services, Inc. (a)	3,939
105	Omnicare, Inc. (c)	2,574
14	PharMerica Corp. (a)	238

		8,279

	Health Care Technology — 0.1%
25	MedAssets, Inc. (a)	356

	Hotels, Restaurants & Leisure — 0.8%
371	Denny’s Corp. (a)	620
36	Isle of Capri Casinos, Inc. (a) (c)	190
37	Jack in the Box, Inc. (a)	850
161	O’Charley’s, Inc.	484
83	Wyndham Worldwide Corp.	347

		2,491

	Household Durables — 3.7%
279	American Greetings Corp., Class A (c)	1,412
40	Blyth, Inc. (c)	1,043
101	Furniture Brands International, Inc. (c)	148
224	Helen of Troy Ltd., (Bermuda) (a) (c)	3,075
116	Jarden Corp. (a)	1,468
199	Leggett & Platt, Inc.	2,586
15	Tempur-Pedic International, Inc.	110
112	Tupperware Brands Corp.	1,906

		11,748

	Household Products — 0.3%
111	Central Garden & Pet Co., Class A (a)	837

	Industrial Conglomerates — 0.8%
166	Tredegar Corp.	2,716

	Insurance — 7.2%
118	Ambac Financial Group, Inc.	92
224	American Equity Investment Life Holding Co.	933
24	Arch Capital Group Ltd., (Bermuda) (a)	1,287
125	Aspen Insurance Holdings Ltd., (Bermuda)	2,810
46	Axis Capital Holdings Ltd., (Bermuda)	1,037
292	Conseco, Inc. (a)	269
95	Crawford & Co., Class B (a) (c)	639
155	Delphi Financial Group, Inc., Class A	2,084
16	FBL Financial Group, Inc., Class A	68
120	Harleysville Group, Inc.	3,811
235	Horace Mann Educators Corp.	1,965
72	Meadowbrook Insurance Group, Inc.	439
119	Platinum Underwriters Holdings Ltd., (Bermuda)	3,369
57	PMA Capital Corp., Class A (a)	239
41	ProAssurance Corp. (a)	1,921
23	RenaissanceRe Holdings Ltd., (Bermuda)	1,142
46	StanCorp Financial Group, Inc.	1,043

		23,148

	Internet Software & Services — 0.5%
8	Perficient, Inc. (a)	44
33	S1 Corp. (a)	170
182	SonicWALL, Inc. (a)	809
94	United Online, Inc.	421
38	Vignette Corp. (a)	254

		1,698

	IT Services — 1.8%
193	Acxiom Corp.	1,429
4	Alliance Data Systems Corp. (a) (c)	152
157	CIBER, Inc. (a)	428
241	CSG Systems International, Inc. (a) (c)	3,447
20	Global Cash Access Holdings, Inc. (a)	78
399	Unisys Corp. (a)	211

		5,745

	Leisure Equipment & Products — 1.5%
131	Hasbro, Inc. (c)	3,274
115	JAKKS Pacific, Inc. (a)	1,414

		4,688

	Life Sciences Tools & Services — 0.2%
128	Enzo Biochem, Inc. (a)	515

	Machinery — 1.5%
91	AGCO Corp. (a)	1,783
13	CIRCOR International, Inc.	295
10	Flowserve Corp.	533
12	NACCO Industries, Inc., Class A	337
26	Tecumseh Products Co., Class A (a)	116
104	Wabash National Corp.	128
57	Wabtec Corp.	1,504

		4,696

	Marine — 0.3%
295	Horizon Lines, Inc., Class A (c)	894

	Media — 0.5%
139	Belo Corp., Class A (c)	85
151	Cumulus Media, Inc., Class A (a) (c)	153
35	John Wiley & Sons, Inc., Class A	1,036
86	RCN Corp. (a)	318
132	Sinclair Broadcast Group, Inc., Class A	136

		1,728

	Metals & Mining — 1.1%
29	Reliance Steel & Aluminum Co.	751
301	Worthington Industries, Inc.	2,625

		3,376

	Multiline Retail — 1.2%
150	Big Lots, Inc. (a)	3,126
66	Fred’s, Inc., Class A	742

		3,868

	Multi-Utilities — 3.2%
7	Alliant Energy Corp.	168
246	Avista Corp. (c)	3,383
293	CenterPoint Energy, Inc.	3,051
79	NorthWestern Corp.	1,694
96	Vectren Corp.	2,014

		10,310

	Oil, Gas & Consumable Fuels — 1.5%
9	Brigham Exploration Co. (a)	17
59	Endeavour International Corp. (a)	51
17	Frontline Ltd., (Bermuda) (c)	302
58	General Maritime Corp. (c)	408
27	Holly Corp. (c)	578
51	Mariner Energy, Inc. (a)	399
112	Meridian Resource Corp. (a)	23
18	Overseas Shipholding Group, Inc. (c)	401
1	PrimeEnergy Corp. (a)	40
118	Stone Energy Corp. (a)	392
36	Swift Energy Co. (a)	259
327	VAALCO Energy, Inc. (a)	1,729
17	W&T Offshore, Inc. (c)	103
9	Westmoreland Coal Co. (a)	64

		4,766

	Paper & Forest Products — 0.2%
230	Buckeye Technologies, Inc. (a)	490
61	Neenah Paper, Inc.	220

		710

	Personal Products — 0.8%
73	NBTY, Inc. (a)	1,022
38	Nu Skin Enterprises, Inc., Class A	394
244	Prestige Brands Holdings, Inc. (a)	1,262

		2,678

	Pharmaceuticals — 0.5%
7	Auxilium Pharmaceuticals, Inc. (a) (c)	201
28	Cypress Bioscience, Inc. (a) (c)	201
40	Perrigo Co.	993
13	ULURU, Inc. (a)	3
8	Valeant Pharmaceuticals International (a)	137
44	ViroPharma, Inc. (a)	232

		1,767

	Professional Services — 0.2%
28	COMSYS IT Partners, Inc. (a)	61
25	School Specialty, Inc. (a)	434

		495

	Real Estate Investment Trusts (REITs) — 8.6%
351	Anworth Mortgage Asset Corp.	2,153
139	Apartment Investment & Management Co., Class A	763
213	Ashford Hospitality Trust, Inc. (c)	328
26	Brandywine Realty Trust	74
364	DCT Industrial Trust, Inc.	1,154
172	DiamondRock Hospitality Co.	688
39	DuPont Fabros Technology, Inc.	266
70	Extra Space Storage, Inc.	388
63	Home Properties, Inc. (c)	1,925
111	Hospitality Properties Trust	1,333
57	LaSalle Hotel Properties (c)	331
449	Lexington Realty Trust	1,068
143	LTC Properties, Inc.	2,503
522	MFA Financial, Inc. (c)	3,069
131	Mission West Properties, Inc.	838
8	Pennsylvania Real Estate Investment Trust (c)	29
94	PS Business Parks, Inc.	3,460
143	Ramco-Gershenson Properties Trust	923
171	Senior Housing Properties Trust	2,392
80	Strategic Hotels & Resorts, Inc. (c)	55
308	Sunstone Hotel Investors, Inc. (c)	809
71	Taubman Centers, Inc.	1,217
61	Universal Health Realty Income Trust	1,774

		27,540

	Road & Rail — 0.3%
41	Arkansas Best Corp.	774
24	Saia, Inc. (a)	284

		1,058

	Semiconductors & Semiconductor Equipment — 2.4%
111	Axcelis Technologies, Inc. (a)	42
98	Brooks Automation, Inc. (a)	453
487	Cirrus Logic, Inc. (a)	1,829
60	Cohu, Inc.	430
78	DSP Group, Inc. (a)	338
105	Fairchild Semiconductor International, Inc. (a)	390
104	Integrated Device Technology, Inc. (a)	471
219	Lattice Semiconductor Corp. (a)	302
72	MIPS Technologies, Inc. (a)	210
83	Novellus Systems, Inc. (a)	1,382
38	Semtech Corp. (a)	513
213	Silicon Storage Technology, Inc. (a)	351
62	Ultratech, Inc. (a)	770
9	Zoran Corp. (a)	81

		7,562

	Software — 3.8%
381	Aspen Technology, Inc. (a)	2,665
190	EPIQ Systems, Inc. (a) (c)	3,422
37	Fair Isaac Corp.	518
50	JDA Software Group, Inc. (a)	578
26	MicroStrategy, Inc., Class A (a)	896
12	Net 1 UEPS Technologies, Inc., (South Africa) (a)	180
27	Progress Software Corp. (a)	465
10	SPSS, Inc. (a)	270
63	Sybase, Inc. (a)	1,914
199	TIBCO Software, Inc. (a)	1,169

		12,077

	Specialty Retail — 4.1%
48	Advance Auto Parts, Inc. (c)	1,988
84	Barnes & Noble, Inc. (c)	1,800
93	Build-A-Bear Workshop, Inc. (a)	562
92	Cache, Inc. (a)	263
41	Cato Corp. (The), Class A	742
166	Charlotte Russe Holding, Inc. (a) (c)	1,352
408	Charming Shoppes, Inc. (a) (c)	571

37	Children’s Place Retail Stores, Inc. (The) (a)	806
29	Collective Brands, Inc. (a)	280
454	Finish Line, Inc. (The), Class A	3,006
182	Midas, Inc. (a)	1,438
263	Pacific Sunwear of California, Inc. (a) (c)	437

		13,245

	Textiles, Apparel & Luxury Goods — 0.6%
69	Jones Apparel Group, Inc.	291
46	Maidenform Brands, Inc. (a)	418
65	Timberland Co. (The), Class A (a)	774
21	Wolverine World Wide, Inc.	333

		1,816

	Thrifts & Mortgage Finance — 1.1%
103	Astoria Financial Corp.	944
124	Federal Agricultural Mortgage Corp., Class C	332
14	First Financial Holdings, Inc.	110
167	First Niagara Financial Group, Inc.	1,815
11	FirstFed Financial Corp. (a) (c)	4
123	PMI Group, Inc. (The) (c)	76
15	Waterstone Financial, Inc. (a)	31
12	WSFS Financial Corp.	271

		3,583

	Tobacco — 0.5%
460	Alliance One International, Inc. (a)	1,768

	Trading Companies & Distributors — 1.3%
112	Applied Industrial Technologies, Inc.	1,885
129	WESCO International, Inc. (a)	2,339

		4,224

	Water Utilities — 0.5%
15	American Water Works Co., Inc.	295
12	Aqua America, Inc. (c)	230
23	California Water Service Group	950

		1,475

	Wireless Telecommunication Services — 0.3%
119	Centennial Communications Corp. (a)	981

	Total Common Stocks (Cost $520,213)	311,045

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.8%
2,481	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $2,522)	2,524

	Total Long-Term Investments (Cost $522,735)	313,569

SHARES

Short-Term Investment — 2.4%
Investment Company — 2.4%
7,524	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.810% (b) (l) (m) (Cost $7,524)	7,524

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 19.9%
	Certificate of Deposit — 1.5%
5,000	Calyon, New York, VAR, 0.385%, 03/15/10	4,913

	Corporate Notes — 10.4%
9,000	BBVA Senior Finance S.A., (Spain), VAR, 1.381%, 03/12/10 (e)	8,840
10,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	9,452
500	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	464
10,050	Monumental Global Funding III, VAR, 1.299%, 05/24/10 (e)	9,522
5,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	4,725

		33,003

SHARES

	Investment Company — 8.0%
25,603	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	25,603

	Total Investments of Cash Collateral for Securities on Loan (Cost $65,151)	63,519

	Total Investments — 120.4% (Cost $595,410)	384,612
	Liabilities in Excess of Other Assets — (20.4)%	(65,110)

	NET ASSETS — 100.0%	$319,502

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
246	E-mini Russell 2000	06/19/09	$10,364	$930

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,774
Aggregate gross unrealized depreciation	(228,572)

Net unrealized appreciation/depreciation	($210,798)

Federal income tax cost of investments	$595,410

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 344,172	$ 930	$ —
Level 2 – Other significant observable inputs	40,440	—	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 384,612	$ 930	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 27, 2009